TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—96.5% of Net Assets
Application Software—10.4%
Adobe, Inc.(1)	881	$404,176
Autodesk, Inc.(1)	1,487	412,539
Bill.Com Holdings, Inc.(1)	1,060	129,193
Salesforce.com, Inc.(1)	890	200,748
Splunk, Inc.(1)	1,222	201,667
Trade Desk, Inc. (The)(1)	271	207,583

		1,555,906

Automobile Manufacturers—3.1%
Tesla Inc.(1)	584	463,422

Biotechnology—3.1%
Allovir, Inc.(1)	2,629	96,143
Avidity Biosciences, Inc.(1)	2,227	50,954
Black Diamond Therapeutics, Inc.(1)	2,023	50,110
Relay Therapeutics, Inc.(1)	1,316	65,247
Sarepta Therapeutics, Inc.(1)	906	80,996
SpringWorks Therapeutics, Inc.(1)	1,492	124,298

		467,748

Cable & Satellite—3.3%
Altice USA, Inc.(1)	4,272	151,955
Charter Communications, Inc.(1)	560	340,234

		492,189

Communications Equipment—1.0%
Palo Alto Networks, Inc.(1)	419	146,964

Data Processing & Outsourced Services—8.1%
Affirm Holdings, Inc.(1)	12	1,195
Fiserv, Inc.(1)	1,725	177,140
Mastercard, Inc.	1,282	405,484
Square, Inc.(1)	1,034	223,303
Visa, Inc.	2,068	399,641

		1,206,763

Health Care Equipment—1.1%
STAAR Surgical Co.(1)	1,628	167,000

Home Entertainment Software—1.7%
Roku, Inc.(1)	657	255,593

Insurance Brokers—0.7%
GoHealth, Inc.(1)	7,550	100,491

Interactive Home Entertainment—0.9%
Sea, Ltd. . (SP ADR) (Singapore)(1)	596	129,159

Internet & Direct Marketing Retail—5.6%
Amazon.com, Inc.(1)	178	570,703
Booking Holdings, Inc.(1)	136	264,429

		835,132

Internet Services & Infrastructure—16.6%
Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	1,887	478,977
Alphabet, Inc.(1)	335	612,166
Facebook, Inc.(1)	2,113	545,851
Okta, Inc.(1)	563	145,823
Tencent Holdings, Ltd. (SP ADR) (China)	4,439	396,447
Twilio, Inc.(1)	423	152,039
ZoomInfo Technologies, Inc.(1)	2,917	140,045

		2,471,348

IT Consulting & Other Services—1.8%
EPAM Systems, Inc.(1)	798	274,855

Leisure Products—1.4%
Peloton Interactive, Inc.(1)	1,434	209,550

Life Sciences Tools & Services—0.9%
NeoGenomics, Inc.(1)	2,455	130,164

Managed Health Care—1.7%
UnitedHealth Group, Inc.	757	252,520

Semiconductor Equipment—8.7%
Analog Devices, Inc.	1,414	208,325
ASML Holding NV (Netherlands)	913	487,688
Lam Research Corp.	833	403,130
Texas Instruments, Inc.	1,223	202,639

		1,301,782

Semiconductors—8.7%
Intel Corp.	5,202	288,763
Micron Technology, Inc.(1)	2,862	224,009
NVIDIA Corp.	853	443,210
QUALCOMM, Inc.	2,192	342,566

		1,298,548

Specialized REITs—2.6%
American Tower Corp.	766	174,158
Equinix, Inc.	285	210,888

		385,046

Systems Software—7.1%
C3.ai, Inc.(1)	58	8,097
Crowdstrike Holdings, Inc.(1)	707	152,571
Microsoft Corp.	1,966	456,033
ServiceNow, Inc.(1)	677	367,719
Unity Software, Inc.(1)	476	71,314

		1,055,734

Technology Hardware, Storage & Peripherals—2.9%
Apple, Inc.	3,240	427,550

Trucking—2.7%
Uber Technologies, Inc.(1)	7,772	395,828

Wireless Telecommunication Services—2.4%
T-Mobile US, Inc.(1)	2,796	352,520

Total Common Stock (Cost: $10,687,899)		14,375,812

Money Market Investments—3.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	524,907	524,907

Total Money Market Investments (Cost: $524,907)		524,907

Total Investments (100.0%) (Cost: $11,212,806)		14,900,719

Liabilities In Excess Of Other Assets (0.0%)		(5,975)

Net Assets (100.0%)		$14,894,744

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Application Software	10.4%
Automobile Manufacturers	3.1
Biotechnology	3.1
Cable & Satellite	3.3
Communications Equipment	1.0
Data Processing & Outsourced Services	8.1
Health Care Equipment	1.1
Home Entertainment Software	1.7
Insurance Brokers	0.7
Interactive Home Entertainment	0.9
Internet & Direct Marketing Retail	5.6
Internet Services & Infrastructure	16.6
IT Consulting & Other Services	1.8
Leisure Products	1.4
Life Sciences Tools & Services	0.9
Managed Health Care	1.7
Semiconductor Equipment	8.7
Semiconductors	8.7
Specialized REITs	2.6
Systems Software	7.1
Technology Hardware, Storage & Peripherals	2.9
Trucking	2.7
Wireless Telecommunication Services	2.4
Money Market Investments	3.5

Total	100.0%

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$1,555,906	$—	$—	$1,555,906
Automobile Manufacturers	463,422	—	—	463,422
Biotechnology	467,748	—	—	467,748
Cable & Satellite	492,189	—	—	492,189
Communications Equipment	146,964	—	—	146,964
Data Processing & Outsourced Services	1,206,763	—	—	1,206,763
Health Care Equipment	167,000	—	—	167,000
Home Entertainment Software	255,593	—	—	255,593
Insurance Brokers	100,491	—	—	100,491
Interactive Home Entertainment	129,159	—	—	129,159
Internet & Direct Marketing Retail	835,132	—	—	835,132
Internet Services & Infrastructure	2,471,348	—	—	2,471,348
IT Consulting & Other Services	274,855	—	—	274,855
Leisure Products	209,550	—	—	209,550
Life Sciences Tools & Services	130,164	—	—	130,164
Managed Health Care	252,520	—	—	252,520
Semiconductor Equipment	1,301,782	—	—	1,301,782
Semiconductors	1,298,548	—	—	1,298,548
Specialized REITs	385,046	—	—	385,046
Systems Software	1,055,734	—	—	1,055,734
Technology Hardware, Storage & Peripherals	427,550	—	—	427,550
Trucking	395,828	—	—	395,828
Wireless Telecommunication Services	352,520	—	—	352,520

Total Common Stock	14,375,812	—	—	14,375,812

Money Market Investments	524,907	—	—	524,907

Total Investments	$14,900,719	$—	$—	$14,900,719

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—3.0% of Net Assets
iShares Gold Trust(1)	21,100	$370,305
iShares MSCI EAFE Index Fund	11,290	817,283

Total Exchange-traded Funds (Cost: $1,117,000)		1,187,588

INVESTMENT COMPANIES—95.8%

Diversified Equity Funds—37.9%
TCW Artificial Intelligence Equity Fund—I Class(1) (2)	20,354	439,649
TCW Global Real Estate Fund—I Class(2)	143,193	1,782,750
TCW New America Premier Equities Fund—I Class(2)	185,284	4,772,921
TCW Relative Value Large Cap Fund—I Class(2)	306,555	3,782,888
TCW Relative Value Mid Cap Fund—I Class(2)	33,660	805,485
TCW Select Equities Fund—I Class(2)	102,505	3,536,413

		15,120,106

Diversified Fixed Income Funds—57.9%
Metropolitan West High Yield Bond Fund—I Class(2)	39,586	422,388
Metropolitan West Low Duration Bond Fund—I Class(2)	389,426	3,473,683
Metropolitan West Total Return Bond Fund—I Class(2)	474,422	5,270,824
Metropolitan West Unconstrained Bond Fund—I Class(2)	640,199	7,701,590
TCW Emerging Markets Income Fund—I Class(2)	47,861	400,594
TCW Global Bond Fund—I Class(2)	89,901	961,043
TCW Total Return Bond Fund—I Class(2)	472,660	4,896,754

		23,126,876

Total Investment Companies (Cost: $33,186,486)		38,246,982

MONEY MARKET INVESTMENTS—1.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(3)	445,570	445,570

Total Money Market Investments (Cost: $445,570)		445,570

Total Investments (99.9%) (Cost: $34,749,056)		39,880,140
Excess Of Other Assets Over Liabilities (0.1%)		32,914

Net Assets (100.0%)		$39,913,054

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the year ended January 31, 2021 is as follows:

Name of Affiliated Fund	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2021	Value at January 31, 2021	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain/ (Loss) on Investments	Net change in Unrealized Gain/ (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$401,061	$11,221	5,830	39,586	$422,388	$3,534	$—	$(5)	$15,941
Metropolitan West Low Duration Bond Fund—I Class	1,904,908	1,594,327	38,284	389,426	3,473,683	10,418	—	—	12,732
Metropolitan West Total Return Bond Fund—I Class	5,568,955	353,173	445,934	474,422	5,270,824	16,649	239,978	(2,690)	(202,680)
Metropolitan West Unconstrained Bond Fund—I Class	7,094,712	631,285	102,722	640,199	7,701,590	47,961	53,184	258	78,057
TCW Artificial Intelligence Fund—I Class	—	378,537	5,448	20,354	439,649	—	—	338	66,222
TCW Emerging Markets Income Fund—I Class	371,977	13,576	5,449	47,861	400,594	4,860	—	(88)	20,578
TCW Global Bond Fund—I Class	924,670	47,498	13,462	89,901	961,043	9,553	18,931	25	2,312
TCW Global Real Estate Fund—I Class	1,574,569	37,153	23,622	143,193	1,782,750	5,291	—	246	194,404
TCW New America Premier Equities Fund—I Class	6,060,688	107,270	2,241,388	185,284	4,772,921	212	—	392,888	453,463
TCW Relative Value Large Cap Fund—I Class	2,010,196	1,562,703	30,368	306,555	3,782,888	40,093	151,857	(11,788)	252,145
TCW Relative Value Mid Cap Fund—I Class	321,524	412,191	4,893	33,660	805,485	2,910	—	(1,638)	78,301
TCW Select Equities Fund—I Class	4,793,572	383,263	1,766,884	102,505	3,536,413	—	298,265	136,201	(9,739)
TCW Total Return Bond Fund—I Class	4,835,096	543,694	435,452	472,660	4,896,754	23,775	31,537	(2,733)	(43,851)

Total					$38,246,982	$165,256	$793,752	$511,014	$917,885

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	57.9%
Diversified Equity Funds	37.9
Exchange-Traded Funds	3.0
Money Market Investments	1.1

Total	99.9%

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,187,588	$—	$—	$1,187,588
Investment Companies	38,246,982	—	—	38,246,982

Money Market Investments	445,570	—	—	445,570

Total Investments	$39,880,140	$—	$—	$39,880,140

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—96.0% of Net Assets
Argentina—3.0% (Cost: $86,159)
MercadoLibre, Inc.(1)	125	$222,439

Brazil—6.7%
Equatorial Energia SA	5,500	22,686
Localiza Rent a Car S.A.	8,700	101,791
Notre Dame Intermedica Participacoes S.A.	4,100	70,965
Pet Center Comercio e Participacoes SA(1)	14,000	55,131
Raia Drogasil S.A.	25,600	116,846
StoneCo, Ltd.(1)	1,660	119,354

Total Brazil (Cost: $367,182)		486,773

China—43.3%
Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	1,734	440,141
China Hongqiao Group, Ltd.	43,000	37,961
Contemporary Amperex Technology Co., Ltd.	2,100	113,651
Dongfang Electric Corp., Ltd.	20,500	39,452
Galaxy Entertainment Group, Ltd.	18,000	135,795
GDS Holdings, Ltd. (ADR)(1)	1,300	134,628
Geely Automobile Holdings, Ltd.	13,000	47,119
Innovent Biologics, Inc.(1)	5,000	56,832
Kuaishou Technology	7,000	103,819
KWG Property Holdings, Ltd.	26,500	35,108
LONGi Green Energy Technology Co., Ltd.	3,130	51,799
Meituan Dianping—Class B(1)	1,400	64,548
NAURA Technology Group Co., Ltd.	2,200	67,825
New Oriental Education & Technology Group, Inc. (SP ADR)(1)	600	100,500
NIO, Inc.(1)	1,300	74,100
Offcn Education Technology Co., Ltd.	7,000	42,826
Pharmaron Beijing Co., Ltd.—Class H	9,150	175,293
Proya Cosmetics Co., Ltd.	3,040	87,258
SF Holding Co., Ltd.	7,200	109,943
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,100	76,092
Tencent Holdings, Ltd.	7,700	686,042
WuXi AppTec Co., Ltd.—Class H	5,964	141,857
Wuxi Biologics Cayman, Inc.(1)	15,000	210,013
Yifeng Pharmacy Chain Co., Ltd.	6,940	108,812
Youngor Group Co., Ltd.	23,000	25,224

Total China (Cost: $1,872,466)		3,166,638

France—1.0% (Cost: $52,076)
Hermes International	75	76,610

India—10.1%
Apollo Hospitals Enterprise, Ltd.	1,000	35,058
Avenue Supermarts, Ltd.(1)	3,570	131,788
Bajaj Finance, Ltd.	1,455	93,993
Divi’s Laboratories, Ltd.	1,700	78,546
Glenmark Pharmaceuticals, Ltd.	5,600	36,236
Grasim Industries, Ltd.	3,000	43,553
Metropolis Healthcare, Ltd.	1,300	37,186
Reliance Industries, Ltd.	4,107	103,525
Reliance Industries, Ltd.	273	3,613
Sequent Scientific, Ltd.(1)	13,000	37,360
Shriram Transport Finance Co., Ltd.	7,771	137,145

Total India (Cost: $545,461)		738,003

Indonesia—0.7%
Indah Kiat Pulp & Paper Corp. Tbk PT	32,000	29,282
Jasa Marga Persero Tbk PT	74,000	22,733

Total Indonesia (Cost: $49,691)		52,015

Philippines—1.3% (Cost: $102,493)
BDO Unibank, Inc.	45,000	93,965

Poland—0.5% (Cost: $33,345)
Bank Polska Kasa Opieki S.A.(1)	2,200	37,501

Russia—3.0%
X5 Retail Group NV (GDR)	2,742	97,012
Yandex N.V.(1)	1,900	119,016

Total Russia (Cost: $156,900)		216,028

Singapore—1.2% (Cost: $60,571)
Sea, Ltd. (SP ADR)(1)	400	86,684

South Africa—0.9% (Cost: $48,134)
Clicks Group, Ltd.	4,186	69,106

South Korea—5.5%
Hyundai Motor Co.	350	71,362
Kakao Corp.(1)	350	137,496
NCSoft Corp.	120	101,670
Samsung Biologics Co., Ltd.(1)	125	88,499

Total South Korea (Cost: $279,813)		399,027

Taiwan—13.3%
Acer, Inc.	52,610	50,663
ASPEED Technology, Inc.	800	56,697
Chailease Holding Co., Ltd.	9,560	52,840
Ruentex Development Co., Ltd.	24,000	33,120
Taiwan Semiconductor Manufacturing Co., Ltd.	35,000	739,669
United Microelectronics Corp. (SP ADR)	4,000	36,200

Total Taiwan (Cost: $473,619)		969,189

Thailand—1.8%
Kasikornbank PCL (NVDR)	24,800	104,709
Thai Union Group PCL (NVDR)	63,700	29,284

Total Thailand (Cost: $118,249)		133,993

Turkey—0.4% (Cost: $34,658)
Turkiye Garanti Bankasi A.S.(1)	24,375	30,956

United Kingdom—1.6% (Cost: $66,145)
Genus PLC	1,750	117,814

United States—1.7% (Cost: $51,080)
Applied Materials, Inc.	1,300	125,684

Total Common Stock (Cost: $4,398,042)		7,022,425

PREFERRED STOCK—1.0%

Brazil—0.6% (Cost: $50,987)
Itau Unibanco Holding S.A., 3.46% (ADR)	8,100	42,282

South Korea—0.4% (Cost: $34,229)
Samsung Electronics Co., Ltd. 0.71%	500	32,609

Total Preferred Stock (Cost: $85,216)		74,891

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value

MONEY MARKET INVESTMENTS—5.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	362,344	$362,344

Total Money Market Investments (Cost: $362,344) 362,344

Total Investments (102.0%) (Cost: $4,845,602)		7,459,660

Liabilities In Excess Of Other Assets (-2.0%)		(147,595)

Total Net Assets (100.0%)		$7,312,065

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Air Freight & Logistics	1.5%
Automobiles	2.6
Banks	4.2
Biotechnology	2.4
Construction Materials	0.6
Consumer Finance	3.2
Diversified Consumer Services	2.0
Diversified Financial Services	0.7
Electric Utilities	0.3
Electrical Equipment	2.1
Entertainment	2.6
Food & Staples Retailing	7.1
Food Products	0.4
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.9
Interactive Media & Services	17.4
Internet & Direct Marketing Retail	6.9
IT Services	3.4
Life Sciences Tools & Services	9.5
Metals & Mining	0.5
Oil, Gas & Consumable Fuels	1.4
Paper & Forest Products	0.4
Personal Products	1.2
Pharmaceuticals	1.0
Real Estate Management & Development	1.4
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	14.7
Specialty Retail	0.8
Technology Hardware, Storage & Peripherals	1.1
Textiles, Apparel & Luxury Goods	1.0
Transportation Infrastructure	0.3
Money Market Investments	5.0

Total	102.0%

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$—	$109,943	$—	$109,943
Automobiles	74,100	118,481	—	192,581
Banks	—	267,131	—	267,131
Biotechnology	—	174,646	—	174,646
Construction Materials	—	43,553	—	43,553
Consumer Finance	—	231,138	—	231,138
Diversified Consumer Services	100,500	42,825	—	143,325
Diversified Financial Services	—	52,840	—	52,840
Electric Utilities	22,686	—	—	22,686
Electrical Equipment	—	153,103	—	153,103
Entertainment	86,684	101,670	—	188,354
Food & Staples Retailing	282,964	240,601	—	523,565
Food Products	—	29,284	—	29,284
Health Care Equipment & Supplies	—	76,092	—	76,092
Health Care Providers & Services	70,965	72,244	—	143,209
Hotels, Restaurants & Leisure	—	135,795	—	135,795
Interactive Media & Services	445,274	823,538	—	1,268,812
Internet & Direct Marketing Retail	440,141	64,548	—	504,689
IT Services	253,982	—	—	253,982
Life Sciences Tools & Services	—	694,207	—	694,207
Metals & Mining	—	37,961	—	37,961
Oil, Gas & Consumable Fuels	—	107,138	—	107,138
Paper & Forest Products	—	29,282	—	29,282
Personal Products	—	87,258	—	87,258
Pharmaceuticals	—	73,596	—	73,596
Real Estate Management & Development	—	93,453	—	93,453
Road & Rail	101,791	—	—	101,791
Semiconductors & Semiconductor Equipment	161,884	915,990	—	1,077,874
Specialty Retail	55,131	—	—	55,131
Technology Hardware, Storage & Peripherals	—	50,663	—	50,663
Textiles, Apparel & Luxury Goods	—	76,610	—	76,610
Transportation Infrastructure	—	22,733	—	22,733

Total Common Stock	2,096,102	4,926,323	—	7,022,425

Preferred Stock	42,282	32,609	—	74,891
Money Market Investments	362,344	—	—	362,344

Total Investments	$2,500,728	$4,958,932	$—	$7,459,660

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —32.6% of Net Assets
Angola—0.8%
Angolan Government International Bond
8.25% (1)	05/09/28	$225,000	$225,585
9.13% (1)	11/26/49	200,000	194,992
9.38% (1)	05/08/48	425,000	422,012

Total Angola (Cost: $794,526)			842,589

Argentina—0.4%
Argentine Republic Government International Bond
0.13%	07/09/30	370,026	142,460
0.13%	07/09/35	708,054	243,925
1.00%	07/09/29	55,555	23,166

Total Argentina (Cost: $567,079)			409,551

Bahrain—1.1%
Bahrain Government International Bond
5.25% (1)	01/25/33	400,000	399,500
6.00% (2)	09/19/44	200,000	198,480
7.50% (2)	09/20/47	250,000	282,425
Oil and Gas Holding Co. BSCC (The)
7.50% (2)	10/25/27	200,000	227,375

Total Bahrain (Cost: $1,054,401)			1,107,780

Brazil—1.8%
Amaggi Luxembourg International Sarl 5.25% (1)	01/28/28	200,000	203,366
Andrade Gutierrez International S.A. 9.50% (1)	12/30/24	130,000	81,531
Brazilian Government International Bond
3.88%	06/12/30	300,000	309,525
4.75%	01/14/50	650,000	653,250
CSN Islands XII Corp. 7.00% (2), (3)	03/23/21	200,000	195,880
Petrobras Global Finance B.V. 6.85%	06/05/15	230,000	269,589
Suzano Austria GmbH 3.75%	01/15/31	115,000	122,210

Total Brazil (Cost: $1,845,022)			1,835,351

Cayman Islands—0.2% (Cost: $200,000)
Oryx Funding, Ltd. 5.80% (1)	02/03/31	200,000	204,970

Chile—0.8%
AES Gener S.A. 7.13% (USD 5 Year Swap rate + 4.644%)(1), (4)	03/26/79	200,000	220,400
Chile Government International Bond
2.55%	01/27/32	350,000	371,000
3.10%	01/22/61	200,000	202,875
Total Chile (Cost: $757,078)			794,275

China—1.2%
China Evergrande Group 8.25% (2)	03/23/22	200,000	191,740
Easy Tactic Ltd. 8.13% (2)	02/27/23	200,000	189,000
Kaisa Group Holdings, Ltd. 8.50% (2)	06/30/22	200,000	202,188
Meituan 3.05% (1)	10/28/30	200,000	208,555
Tencent Holdings, Ltd.
2.39% (1)	06/03/30	200,000	202,387
3.24% (1)	06/03/50	200,000	200,780

Total China (Cost: $1,145,997)			1,194,650

Colombia — 0.5%
Bancolombia S.A. 4.63% (5 year U.S. Treasury Constant Maturity Rate + 2.944%)(4)	12/18/29	200,000	206,998
Ecopetrol S.A. 5.88%	05/28/45	70,000	80,055
Grupo Aval, Ltd. 4.38% (1)	02/04/30	200,000	206,889

Total Colombia (Cost: $452,686)			493,942

Costa Rica—0.4%
Costa Rica Government International Bond
4.25% (2)	01/26/23	200,000	198,040
7.00% (2)	04/04/44	200,000	197,480

Total Costa Rica (Cost: $394,509)			395,520

Dominican Republic—1.0%
Dominican Republic International Bond
4.50% (1)	01/30/30	200,000	209,320
4.88% (1)	09/23/32	745,000	795,287

Total Dominican Republic (Cost: $955,355)			1,004,607

Ecuador—0.5%
Ecuador Government International Bond
0.00% (1), (5)	07/31/30	43,207	18,842
0.50% (1)	07/31/30	110,949	59,930
0.50% (1)	07/31/35	591,710	274,317
0.50% (1)	07/31/40	328,900	145,333

Total Ecuador (Cost: $612,021)			498,422

Egypt—1.4%
Egypt Government International Bond
6.59% (2)	02/21/28	275,000	299,440
7.05% (1)	01/15/32	400,000	428,678
7.63% (1)	05/29/32	470,000	522,311
8.50% (2)	01/31/47	200,000	220,740

Total Egypt (Cost: $1,381,174)			1,471,169

Ghana—0.7%
Ghana Government International Bond
8.13% (2)	03/26/32	500,000	524,700
8.95% (1)	03/26/51	200,000	205,380

Total Ghana (Cost: $726,226)			730,080

Guatemala—0.1% (Cost: $150,000)
Banco Industrial SA/Guatemala 4.88% (U.S. 5 year Treasury Constant Maturity Rate + 4.442%)(1), (4)	01/29/31	150,000	153,938

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
India—0.4%
Adani Ports & Special Economic Zone, Ltd. 4.20% (1)	08/04/27		$200,000	$218,120
Network i2i, Ltd. 5.65% (5-year Treasury Constant Maturity Rate + 4.274%)(2), (4), (3)	01/15/25		200,000	212,640

Total India (Cost: $382,000)				430,760

Indonesia—1.8%
Indonesia Asahan Aluminium Persero PT
4.75% (1)	05/15/25		425,000	470,050
6.53% (1)	11/15/28		250,000	312,642
Indonesia Government International Bond 4.20%	10/15/50		200,000	239,469
Minejesa Capital B.V. 5.63% (1)	08/10/37		200,000	219,114
Perusahaan Penerbit SBSN Indonesia III
3.80% (1)	06/23/50		200,000	216,740
4.15% (2)	03/29/27		300,000	342,240

Total Indonesia (Cost: $1,648,543)				1,800,255

Iraq —0.2% (Cost: $175,646)
Iraq International Bond 5.80% (2)	01/15/28		218,750	206,596

Israel—0.4%
Leviathan Bond Ltd.
6.13% (1), (2)	06/30/25		94,300	104,673
6.50% (1), (2)	06/30/27		179,000	202,113
6.75% (1), (2)	06/30/30		54,000	61,668

Total Israel (Cost: $331,593)				368,454

Ivory Coast—0.5%
Ivory Coast Government International Bond
4.88% (1)	01/30/32	EUR	220,000	275,764
6.88% (1)	10/17/40	EUR	150,000	205,698

Total Ivory Coast (Cost: $446,599)				481,462

Kazakhstan—0.7%
KazMunayGas National Co. JSC
3.50% (1)	04/14/33		$400,000	432,272
5.75% (2)	04/19/47		200,000	258,200

Total Kazakhstan (Cost: $633,005)				690,472

Kenya—0.6%
Kenya Government International Bond
7.00% (2)	05/22/27		225,000	249,188
8.00% (1)	05/22/32		300,000	346,825

Total Kenya (Cost: $555,040)				596,013

Lebanon —0.1% (Cost: $239,512)
Lebanon Government International Bond 8.25% (6)	05/17/34		870,000	115,449

Mexico—2.1%
Banco Mercantil del Norte S.A. 6.88% (5-year U.S. Treasury Constant Maturity Rate + 5.035%)(1), (4), (3)	07/06/22		200,000	207,252
Cemex SAB de CV
3.88% (1)	07/11/31		200,000	200,750
7.38% (1)	06/05/27		200,000	226,450
Mexico Government International Bond
2.66%	05/24/31		200,000	199,406
3.77%	05/24/61		200,000	193,031
Petroleos Mexicanos
5.95%	01/28/31		340,000	323,034
6.49%	01/23/27		65,000	67,194
6.50%	03/13/27		315,000	326,576
6.63%	06/15/35		444,000	418,026

Total Mexico (Cost: $2,035,560)				2,161,719

Morocco —0.2% (Cost: $199,140)
Morocco Government International Bond 3.00% (1)	12/15/32		200,000	201,938

Nigeria—1.0%
Nigeria Government International Bond
7.14% (1)	02/23/30		600,000	645,168
7.63% (2)	11/28/47		200,000	208,656
7.70% (1)	02/23/38		200,000	210,719

Total Nigeria (Cost: $934,523)				1,064,543

Oman—1.4%
Oman Government International Bond
5.38% (2)	03/08/27		250,000	259,565
5.63% (2)	01/17/28		200,000	207,740
6.00% (2)	08/01/29		200,000	210,291
6.25% (1)	01/25/31		200,000	213,000
6.50% (2)	03/08/47		400,000	391,044
7.00% (1)	01/25/51		200,000	203,360

Total Oman (Cost: $1,465,294)				1,485,000

Pakistan—0.2% (Cost: $242,599)
Pakistan Government International Bond 6.88% (2)	12/05/27		235,000	252,273

Panama—1.5%
AES Panama Generation Holdings SRL 4.38% (1)	05/31/30		200,000	215,125
C&W Senior Financing DAC 6.88% (1)	09/15/27		200,000	213,680
Global Bank Corp. 5.25% (3 mo. USD LIBOR + 3.300%)(1)	04/16/29		270,000	297,405
Panama Government International Bond
2.25%	09/29/32		200,000	202,200
3.16%	01/23/30		400,000	435,754
3.87%	07/23/60		200,000	222,344

Total Panama (Cost: $1,551,216)				1,586,508

Paraguay—0.2% (Cost: $188,000)
Paraguay Government International Bond 5.60% (2)	03/13/48		200,000	252,802

Peru—0.9%
Banco de Credito del Peru 3.13% (U.S. 5-year Treasury Constant Maturity Rate + 3.000%)(1), (4)	07/01/30		49,000	50,471
Nexa Resources S.A. 6.50% (1)	01/18/28		200,000	232,875
Peruvian Government International Bond

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
1.86%	12/01/32		$360,000	$356,904
2.78%	12/01/60		115,000	111,699
2.78%	01/23/31		125,000	134,922
3.23%	07/28/21		75,000	72,075

Total Peru (Cost: $920,637)				958,946

Qatar—0.6%
Qatar Government International Bond
3.75% (1)	04/16/30		300,000	349,950
4.40% (1)	04/16/50		200,000	255,875

Total Qatar (Cost: $615,382)				605,825

Romania—0.7%
Romanian Government International Bond
2.63% (1)	12/02/40	EUR	392,000	497,076
3.00% (1)	02/14/31		$178,000	189,268

Total Romania (Cost: $674,900)				686,344

Saudi Arabia—2.2%
Saudi Arabian Oil Co.
2.25% (1)	11/24/30		600,000	602,640
3.50% (1)	11/24/70		325,000	317,167
Saudi Government International Bond
2.25% (1)	02/02/33		400,000	395,700
2.75% (1)	02/03/32		700,000	729,260
3.75% (2)	01/21/55		200,000	212,000

Total Saudi Arabia (Cost: $2,259,335)				2,256,767

Senegal —0.1% (Cost: $115,529)
Senegal Government International Bond 4.75% (2)	03/13/28	EUR	100,000	129,047

South Africa—1.2%
Eskom Holdings SOC, Ltd.
6.35% (2)	08/10/28		$200,000	222,205
6.75% (2)	08/06/23		200,000	209,750
South Africa Government Bond
4.30%	10/12/28		400,000	408,080
5.75%	09/30/49		200,000	193,305
South Africa Government International Bond 5.00%	10/12/46		200,000	182,000

Total South Africa (Cost: $1,208,842)				1,215,340

Thailand —0.2% (Cost: $200,000)
Bangkok Bank PCL/Hong Kong 5.00% (U.S. 5-year Treasury Constant Maturity Rate + 4.729%)(1), (4), (3)	09/23/25		200,000	211,120

Turkey—1.8%
Turkey Government International Bond
5.25%	03/13/30		340,000	339,082
5.75%	05/11/47		600,000	550,710
5.88%	06/26/31		460,000	469,982
6.13%	10/24/28		325,000	346,582
6.88%	03/17/36		90,000	96,356

Total Turkey (Cost: $1,709,570)				1,802,712

Ukraine—1.2%
Metinvest B.V. 7.75% (1)	10/17/29		200,000	216,052
Ukraine Government International Bond
0.00% (2), (7)	05/31/40		554,000	626,574
7.75% (2)	09/01/26		220,000	247,729
7.75% (2)	09/01/27		140,000	156,985

Total Ukraine (Cost: $960,800)				1,247,340

United Arab Emirates—1.0%
Abu Dhabi Government International Bond 1.70% (2)	03/02/31		400,000	396,500
DP World Salaam 6.00% (U.S. 5-year Treasury Constant Maturity Rate + 5.750%)(2), (4), (3)	10/01/25		200,000	219,860
Galaxy Pipeline Assets Bidco, Ltd.
1.75% (1)	09/30/27		200,000	202,750
2.63% (1)	03/31/36		200,000	202,314

Total United Arab Emirates (Cost: $1,013,236)				1,021,424

Uruguay—0.4%
Uruguay Government International Bond
4.38%	01/23/31		210,000	253,239
4.98%	04/20/55		94,000	125,726

Total Uruguay (Cost: $313,042)				378,965

Venezuela—0.1%
Venezuela Government International Bond
9.25% (6), (8)	09/15/27		550,000	53,350
9.25% (6), (8)	05/07/28		787,000	76,339

Total Venezuela (Cost: $413,469)				129,689

Total Fixed Income Securities (Cost: $32,469,086)				33,474,607

Issues		Shares
COMMON STOCK—64.7%
Argentina —2.4% (Cost: $955,541)
MercadoLibre, Inc.(9)			1,360	2,420,134

Brazil—4.4%
Equatorial Energia SA			55,000	226,860
Localiza Rent a Car S.A.			84,650	990,420
Notre Dame Intermedica Participacoes S.A.			40,100	694,070
Pet Center Comercio e Participacoes SA(9)			133,000	523,742
Raia Drogasil S.A.			231,500	1,056,638
StoneCo, Ltd.(9)			14,300	1,028,170

Total Brazil (Cost: $3,409,922)				4,519,900

China—28.8%
Alibaba Group Holding, Ltd. (SP ADR)(9)			14,862	3,772,422
China Hongqiao Group, Ltd.			445,000	392,850
Contemporary Amperex Technology Co., Ltd.			20,484	1,108,588
Dongfang Electric Corp., Ltd.			206,000	396,445
Galaxy Entertainment Group, Ltd.			200,000	1,508,837
GDS Holdings, Ltd. (ADR)(9)			15,500	1,605,180
Geely Automobile Holdings, Ltd.			117,000	424,067
Innovent Biologics, Inc.(9)			60,000	681,981
KWG Property Holdings, Ltd.			283,500	375,594
LONGi Green Energy Technology Co., Ltd.			22,200	367,395
NAURA Technology Group Co., Ltd.			20,612	635,454
New Oriental Education & Technology Group, Inc. (SP ADR)(9)			6,751	1,130,793

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
NIO, Inc.(9)	12,600	$718,200
Pharmaron Beijing Co., Ltd.—Class H	85,750	1,642,771
Proya Cosmetics Co., Ltd.	32,277	926,459
SF Holding Co., Ltd.	79,544	1,214,622
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	12,800	885,432
Tencent Holdings, Ltd.	75,812	6,754,575
WuXi AppTec Co., Ltd.—Class H	70,224	1,670,315
Wuxi Biologics Cayman, Inc.(9)	153,000	2,142,128
Yifeng Pharmacy Chain Co., Ltd.	62,390	978,214
Youngor Group Co., Ltd.	220,000	241,272

Total China (Cost: $17,062,510)		29,573,594

France —0.6% (Cost: $399,975)
Hermes International	600	612,883

India—6.7%
Apollo Hospitals Enterprise, Ltd.	8,000	280,468
Avenue Supermarts, Ltd.(9)	36,330	1,341,137
Bajaj Finance, Ltd.	15,270	986,446
Divi’s Laboratories, Ltd.	18,600	859,381
Glenmark Pharmaceuticals, Ltd.	57,000	368,829
Grasim Industries, Ltd.	30,000	435,527
Metropolis Healthcare, Ltd.	12,000	343,254
Reliance Industries, Ltd.	28,315	713,733
Reliance Industries, Ltd.	3,214	42,540
Sequent Scientific, Ltd.(9)	60,500	173,867
Shriram Transport Finance Co., Ltd.	75,759	1,337,015

Total India (Cost: $4,967,168)		6,882,197

Indonesia—0.5%
Indah Kiat Pulp & Paper Corp. Tbk PT	312,000	285,502
Jasa Marga Persero Tbk PT	730,000	224,255

Total Indonesia (Cost: $487,301)		509,757

Philippines —0.9% (Cost: $1,000,130)
BDO Unibank, Inc.	440,000	918,767

Poland —0.3% (Cost: $310,719)
Bank Polska Kasa Opieki S.A.(9)	20,500	349,446

Russia—2.4%
X5 Retail Group NV (GDR)	27,424	970,261
Yandex N.V.(9)	24,400	1,528,416

Total Russia (Cost: $1,791,769)		2,498,677

Singapore —0.9% (Cost: $648,750)
Sea, Ltd. (SP ADR) (Singapore)(9)	4,300	931,853

South Africa —0.5% (Cost: $347,085)
Clicks Group, Ltd.	31,571	521,202

South Korea—3.5%
Hyundai Motor Co.	2,900	591,285
Kakao Corp.(9)	3,650	1,433,889
NCSoft Corp.	1,250	1,059,062
Samsung Biologics Co., Ltd.(9)	750	530,996

Total South Korea (Cost: $2,411,101)		3,615,232

Taiwan—9.4%
Acer, Inc.	399,730	384,934
ASPEED Technology, Inc.	8,200	581,151
Chailease Holding Co., Ltd.	91,160	503,857
Ruentex Development Co., Ltd.	239,000	329,822
Taiwan Semiconductor Manufacturing Co., Ltd.	354,000	7,481,221
United Microelectronics Corp. (SP ADR)	35,000	316,750

Total Taiwan (Cost: $4,477,023)		9,597,735

Thailand—1.3%
Kasikornbank PCL (NVDR)	248,000	1,047,086
Thai Union Group PCL (NVDR)	658,200	302,585

Total Thailand (Cost: $1,192,108)		1,349,671

Turkey —0.3% (Cost: $338,405)
Turkiye Garanti Bankasi A.S.(9)	238,000	302,254

United Kingdom —0.7% (Cost: $376,878)
Genus PLC	10,300	693,420

United States —1.1% (Cost: $450,948)
Applied Materials, Inc.	11,500	1,111,820

Total Common Stock (Cost: $40,627,333)		66,408,542

PREFERRED STOCK—1.0%

Brazil —0.7% (Cost: $877,051)
Itau Unibanco Holding S.A., 7.43% (ADR)	139,000	725,580

South Korea —0.3% (Cost: $273,830)
Samsung Electronics Co., Ltd. 0.71%	4,000	260,869

Total Preferred Stock (Cost: $1,150,881)		986,449

Purchased Options(11) (0.0%) (Cost: $18,114)		546

MONEY MARKET INVESTMENTS—2.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(10)	2,763,562	2,763,562

Total Money Market Investments (Cost: $2,763,562)		2,763,562

Total Investments (101.0%) (Cost: $77,028,976)		103,633,706
Liabilities In Excess Of Other Assets (-1.0%)		(1,068,714)

Total Net Assets (100.0%)		$102,564,992

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PURCHASED OPTIONS—OTC

Description		Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Currency Options
USD Put / BRL Call	Barclays Capital	BRL	5	2/5/21	315,000	$315,000	$—	$4,328	$(4,328)
USD Put / RUB Call	Barclays Capital	RUB	73	2/10/21	640,000	$640,000	546	13,786	(13,240)

							$546	$18,114	$(17,568)

FORWARD CURRENCY CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Standard Chartered Bank	RUB	5,940,000	03/01/21	$80,000	$78,484	$(1,516)

				$80,000	$78,484	$(1,516)

SELL (13)
Bank of America, N.A.	RUB	5,940,000	03/01/21	$80,125	$78,484	$1,641

				$80,125	$78,484	$1,641

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
BRL	Brazilian Real.
EUR	Euro Currency.
RUB	Russian Ruble.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $15,937,347 or 15.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2021, the value of these securities amounted to $8,767,827 or 8.6% of net assets.
(3)	Perpetual maturity.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(11)	See options table for description of purchased options.
(12)	Fund buys foreign currency, sells U.S. Dollar.
(13)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Agriculture	0.9%
Apparel	0.6
Auto Manufacturers	1.7
Banks	4.6
Biotechnology	1.2
Building Materials	0.8
Commercial Services	3.5
Computers	0.4
Cosmetics/Personal Care	0.9
Diversified Financial Services	2.7
Electric	1.5
Electrical Components & Equipment	1.5
Energy-Alternate Sources	0.3
Engineering & Construction	0.3
Food	2.5
Foreign Government Bonds	21.9
Forest Products & Paper	0.4
Health Care-Products	0.9
Health Care-Services	6.6
Internet	17.1
Iron & Steel	0.4
Lodging	1.5
Mining	1.4
Oil & Gas	4.3
Pharmaceuticals	1.4
Pipelines	0.4
Real Estate	1.2
Retail	3.2
Semiconductors	10.1
Software	0.9
Telecommunications	2.0
Transportation	1.2
Money Market Investments	2.7

Total	101.0%

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2021

Country	Percentage of Net Assets
Angola	0.8%
Argentina	2.8
Bahrain	1.1
Brazil	6.8
Cayman Islands	0.2
Chile	0.8
China	30.0
Colombia	0.5
Costa Rica	0.4
Dominican Republic	1.0
Ecuador	0.5
Egypt	1.4
France	0.6
Ghana	0.7
Guatemala	0.2
India	7.1
Indonesia	2.3
Iraq	0.2
Israel	0.4
Ivory Coast	0.5
Kazakhstan	0.7
Kenya	0.6
Lebanon	0.1
Mexico	2.1
Morocco	0.2
Nigeria	1.0
Oman	1.4
Pakistan	0.2
Panama	1.5
Paraguay	0.2
Peru	0.9
Philippines	0.9
Poland	0.3
Qatar	0.6
Romania	0.7
Russia	2.4
Saudi Arabia	2.2
Senegal	0.1
Singapore	0.9
South Africa	1.7
South Korea	3.8
Taiwan	9.4
Thailand	1.5
Turkey	2.1
Ukraine	1.2
United Arab Emirates	1.0
United Kingdom	0.7
United States	3.8
Uruguay	0.4
Venezuela	0.1

Total	101.0%

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$203,366	$—	$203,366
Banks	—	1,334,072	—	1,334,072
Building Materials	—	427,200	—	427,200
Commercial Services	—	437,980	—	437,980
Electric	—	1,291,564	—	1,291,564
Engineering & Construction	—	81,531	—	81,531
Foreign Government Bonds	—	22,302,878	129,689	22,432,567
Forest Products & Paper	—	122,211	—	122,211
Internet	—	611,722	—	611,722
Iron & Steel	—	411,932	—	411,932
Mining	—	1,015,567	—	1,015,567
Oil & Gas	—	3,690,583	—	3,690,583
Pipelines	—	405,064	—	405,064
Real Estate	—	582,927	—	582,927
Telecommunications	—	426,321	—	426,321

Total Fixed Income Securities	—	33,344,918	129,689	33,474,607

Common Stock
Agriculture	—	693,420	—	693,420
Apparel	—	612,883	—	612,883
Auto Manufacturers	718,200	1,015,352	—	1,733,552
Banks	—	2,617,553	—	2,617,553
Biotechnology	—	1,212,977	—	1,212,977
Building Materials	—	435,527	—	435,527
Commercial Services	3,149,382	—	—	3,149,382
Computers	—	384,934	—	384,934
Cosmetics/Personal Care	—	926,459	—	926,459
Diversified Financial Services	—	2,827,318	—	2,827,318
Electric	226,860	—	—	226,860
Electrical Components & Equipment	—	1,505,033	—	1,505,033
Energy-Alternate Sources	—	367,395	—	367,395
Engineering & Construction	—	224,255	—	224,255
Food	970,261	1,643,722	—	2,613,983
Forest Products & Paper	—	285,502	—	285,502
Health Care-Products	—	885,432	—	885,432
Health Care-Services	694,070	6,078,937	—	6,773,007
Internet	7,720,971	9,247,526	—	16,968,497
Lodging	—	1,508,837	—	1,508,837
Mining	—	392,850	—	392,850
Oil & Gas	—	756,273	—	756,273
Pharmaceuticals	—	1,402,077	—	1,402,077
Real Estate	—	705,417	—	705,417
Retail	2,101,582	1,219,486	—	3,321,068
Semiconductors	1,428,570	8,697,826	—	10,126,396
Software	931,853	—	—	931,853
Telecommunications	1,605,180	—	—	1,605,180
Transportation	—	1,214,622	—	1,214,622

Total Common Stock	19,546,929	46,861,613	—	66,408,542

Preferred Stock
Banks	725,580	—	—	725,580
Semiconductors	—	260,869	—	260,869

Total Preferred Stock	725,580	260,869	—	986,449

Purchased Options		546	—	546

Money Market Investments	2,763,562	—	—	2,763,562

Total Investments	$23,036,071	$80,467,946	$129,689	$103,633,706

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,641	—	1,641

Total	$23,036,071	$80,469,587	$129,689	$103,635,347

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,516)	$—	$(1,516)

Total	$—	$(1,516)	$—	$(1,516)

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—89.4% of Net Assets

Australia—5.8%
Goodman Group	31,398	$424,180
Mirvac Group	249,000	451,096

Total Australia (Cost: $743,423)		875,276

Canada—4.2% (Cost: $582,136)
Summit Industrial Income REIT	61,000	632,228

China—4.9%
China Resources Land, Ltd.	72,000	284,893
Longfor Group Holdings, Ltd.	81,500	458,929
Total China (Cost: $702,044)		743,822

Germany—6.2%
LEG Immobilien AG(1)	2,499	358,634
Vonovia SE	8,681	580,275

Total Germany (Cost: $877,505)		938,909

Japan—5.8%
Mitsubishi Estate Co., Ltd.	30,000	474,826
Nippon Prologis REIT, Inc.	124	404,419

Total Japan (Cost: $837,396)		879,245

United Kingdom—4.3% (Cost: $532,651)
Segro PLC	49,456	645,076

United States—58.2%
Alexandria Real Estate Equities, Inc.	3,670	613,294
American Tower Corp.	3,621	823,271
Americold Realty Trust	7,276	254,005
CBRE Group, Inc.(1)	7,265	443,020
Chatham Lodging Trust	67,493	722,850
CoStar Group, Inc.(1)	196	176,343
Cousins Properties, Inc.	9,128	287,897
Equinix, Inc.	424	313,743
Extended Stay America, Inc.	48,668	714,446
Gaming and Leisure Properties, Inc.	23,603	970,791
Invitation Homes, Inc.	7,293	214,998
Iron Mountain, Inc.	8,199	276,060
Ladder Capital Corp.	23,608	232,067
Mid-America Apartment Communities, Inc.	3,816	506,574
New Home Co., Inc. (The)(1)	31,510	165,743
New Residential Investment Corp.	69,952	656,849
New York Mortgage Trust, Inc.	41,738	155,683
Prologis, Inc.	1,397	144,170
Retail Properties of America, Inc.	18,074	166,462
TPG RE Finance Trust, Inc.	75,889	741,435
Weyerhaeuser Co.	6,911	215,554

Total United States (Cost: $7,685,159)		8,795,255

Total Common Stock (Cost: $11,960,314)		13,509,811

Total Purchased Options(2) (2.0%) (Cost: $162,643)		302,115

MONEY MARKET INVESTMENTS—8.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(3)	1,209,945	1,209,945

Total Money Market Investments (Cost: $1,209,945)		1,209,945

Total Investments (99.4%) (Cost: $13,332,902)		15,021,871

Excess Of Other Assets Over Liabilities (0.6%)		88,247

Net Assets (100.0%)		$15,110,118

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PURCHASED OPTIONS - EXCHANGE TRADED
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Jones Lang LaSalle, Inc.	$80	3/19/21	45	$657,945	$299,475	$139,520	$159,955

Put
Vanguard Real Estate ETF	$70	3/19/21	80	$679,680	$2,640	$23,123	$(20,483)

WRITTEN OPTIONS - EXCHANGE TRADED
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Mid-America Apartment Communities Inc.	$125	3/19/21	(24)	$(318,600)	$(24,480)	$(22,979)	$(1,501)

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Building-Residential/Commercial	1.1%
Diversified REITs	3.0
Diversified Real Estate Activities	3.1
Hotel & Resort REITs	4.8
Hotels, Resorts & Cruise Lines	4.7
Industrial REITs	16.7
Mortgage REITs	11.7
Office REITs	6.0
Purchased Options	2.0
Real Estate Development	4.9
Real Estate Operating Companies	6.2
Real Estate Services	2.9
Research & Consulting Services	1.2
Residential REITs	4.8
Retail REITs	1.1
Specialized REITs	17.2
Money Market Investments	8.0

Total	99.4%

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Building-Residential/Commercial	$165,743	$—	$—	$165,743
Diversified REITs	—	451,096	—	451,096
Diversified Real Estate Activities	—	474,826	—	474,826
Hotel & Resort REITs	722,850	—	—	722,850
Hotels, Resorts & Cruise Lines	714,446	—	—	714,446
Industrial REITs	1,030,403	1,473,675	—	2,504,078
Mortgage REITs	1,786,034	—	—	1,786,034
Office REITs	901,191	—	—	901,191
Real Estate Development	—	743,822	—	743,822
Real Estate Operating Companies	—	938,909	—	938,909
Real Estate Services	443,020	—	—	443,020
Research & Consulting Services	176,343	—	—	176,343
Residential REITs	721,572	—	—	721,572
Retail REITs	166,462	—	—	166,462
Specialized REITs	2,599,419	—	—	2,599,419

Total Common Stock	9,427,483	4,082,328	—	13,509,811

Purchased Options	302,115	—	—	302,115

Money Market Investments	1,209,945	—	—	1,209,945

Total Investments	$10,939,543	$4,082,328	$—	$15,021,871

Liability Derivatives
Written Options
Equity Risk	$(24,480)	$—	$—	$(24,480)

Total	$(24,480)	$—	$—	$(24,480)

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—95.8% of Net Assets
Aerospace & Defense—4.5%
HEICO Corp.	74,777	$8,804,244

Application Software—17.7%
Autodesk, Inc.(1)	29,270	8,120,376
Constellation Software, Inc.	15,823	19,295,278
Topicus.com, Inc.(1)	29,405	1,150,926
Trade Desk, Inc. (The)(1)	8,357	6,401,378

		34,967,958

Asset Management & Custody Banks—5.8%
Pershing Square Tontine Holdings, Ltd.(1)	225,519	6,217,559
Thoma Bravo Advantage(1)	446,638	5,332,858

		11,550,417

Data Processing & Outsourced Services—11.0%
Fiserv, Inc.(1)	87,715	9,007,453
Mastercard, Inc.	14,157	4,477,718
Visa, Inc.	43,086	8,326,369

		21,811,540

Environmental & Facilities Services—3.7%
Waste Connections, Inc. (Canada)	74,704	7,359,091

Financial Exchanges & Data—9.3%
Morningstar, Inc.	42,920	9,866,879
MSCI, Inc.	21,689	8,573,661

		18,440,540

Food Retail—5.0%
Alimentation Couche-Tard, Inc.—Class B (Canada)	324,061	9,893,443

Health Care Equipment—3.4%
Danaher Corp.	27,864	6,627,174

Internet & Direct Marketing Retail—1.7%
CarParts.com, Inc.(1)	212,567	3,339,428

Internet Services & Infrastructure—5.6%
Dye & Durham, Ltd.	319,432	10,127,203
ZoomInfo Technologies, Inc.(1)	20,107	965,337

		11,092,540

Life Sciences Tools & Services—7.9%
Agilent Technologies, Inc.	39,895	4,794,182
Mettler-Toledo International, Inc.(1)	5,452	6,368,481
Thermo Fisher Scientific, Inc.	8,929	4,551,112

		15,713,775

Research & Consulting Services—9.5%
CoStar Group, Inc.(1)	11,893	10,700,251
IHS Markit, Ltd.	93,550	8,146,334

		18,846,585

Systems Software—8.5%
Microsoft Corp.	61,448	14,253,478
Oracle Corp.	40,850	2,468,566

		16,722,044

Semiconductors—2.2%
Broadcom, Inc.	9,538	4,296,869

Total Common Stock (Cost: $137,568,331)		189,465,648

Warrants—0.2%
Asset Management & Custody Banks—0.2%
Pershing Square Tontine Holdings, Ltd.(1)	25,057	253,326

Total Warrants (Cost: $142,287)		253,326

Money Market Investments—3.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	6,742,399	6,742,399

Total Money Market Investments (Cost: $6,742,399)		6,742,399

Total Investments (99.4%) (Cost: $144,453,017)		196,461,373

Excess Of Other Assets Over Liabilities (0.6%)		1,278,601

Net Assets (100.0%)		$197,739,974

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	4.5%
Application Software	17.7
Asset Management & Custody Banks	6.0
Data Processing & Outsourced Services	11.0
Environmental & Facilities Services	3.7
Financial Exchanges & Data	9.3
Food Retail	5.0
Health Care Equipment	3.4
Internet & Direct Marketing Retail	1.7
Internet Services & Infrastructure	5.6
Life Sciences Tools & Services	7.9
Research & Consulting Services	9.5
Semiconductors	2.2
Systems Software	8.5
Money Market Investments	3.4

Total	99.4%

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$8,804,244	$—	$—	$8,804,244
Application Software	34,967,958	—	—	34,967,958
Asset Management & Custody Banks	11,550,417	—	—	11,550,417
Data Processing & Outsourced Services	21,811,540	—	—	21,811,540
Environmental & Facilities Services	7,359,091	—	—	7,359,091
Financial Exchanges & Data	18,440,540	—	—	18,440,540
Food Retail	9,893,443	—	—	9,893,443
Health Care Equipment	6,627,174	—	—	6,627,174
Internet & Direct Marketing Retail	3,339,428	—	—	3,339,428
Internet Services & Infrastructure	11,092,540	—	—	11,092,540
Life Sciences Tools & Services	15,713,775	—	—	15,713,775
Research & Consulting Services	18,846,585	—	—	18,846,585
Semiconductors	4,296,869	—	—	4,296,869
Systems Software	16,722,044	—	—	16,722,044

Total Common Stock	189,465,648	—	—	189,465,648

Warrants	253,326	—	—	253,326
Money Market Investments	6,742,399	—	—	6,742,399

Total Investments	$196,461,373	$—	$—	$196,461,373

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.8% of Net Assets
Aerospace & Defense—1.1%
Textron, Inc.	57,699	$2,611,457

Air Freight & Logistics—3.7%
United Parcel Service, Inc.—Class B	57,265	8,876,075

Auto Components—4.1%
Johnson Controls International PLC (Ireland)	199,389	9,933,560

Banks—7.8%
Citigroup, Inc.	61,509	3,566,907
JPMorgan Chase & Co.	75,031	9,654,239
Wells Fargo & Co.	92,500	2,763,900
Zions Bancorp	62,970	2,779,496

		18,764,542

Beverages—2.7%
PepsiCo, Inc.	47,111	6,433,949

Biotechnology—2.9%
Gilead Sciences, Inc.	108,565	7,121,864

Capital Markets—8.0%
Ameriprise Financial, Inc.	26,651	5,273,434
Blackstone Group, Inc. (The)	41,200	2,768,228
Intercontinental Exchange, Inc.	76,009	8,387,593
Morgan Stanley	41,100	2,755,755

		19,185,010

Chemicals—3.5%
Corteva, Inc.	74,444	2,967,338
DuPont de Nemours, Inc.	68,070	5,408,161

		8,375,499

Diversified Telecommunication Services—3.3%
AT&T, Inc.	277,532	7,945,741

Electrical Equipment—1.5%
nVent Electric PLC (Ireland)	160,012	3,581,069

Electronic Equipment, Instruments & Components—1.9%
Corning, Inc.	128,662	4,615,106

Energy Equipment & Services—2.5%
Baker Hughes Co.	306,385	6,155,275

Food Products—0.9%
Conagra Brands, Inc.	63,400	2,193,640

Health Care Equipment & Supplies—2.2%
Medtronic PLC (Ireland)	48,228	5,369,223

Health Care Providers & Services—3.9%
Anthem, Inc.	8,349	2,479,486
McKesson Corp.	39,415	6,876,735

		9,356,221

Household Durables—4.0%
Lennar Corp.	96,781	8,047,340
Whirlpool Corp.	8,404	1,555,497

		9,602,837

Independent Power and Renewable Electricity Producers—3.8%
AES Corp. (The)	380,165	9,272,224

Industrial Conglomerates—3.9%
Carlisle Cos., Inc.	13,580	1,968,149
General Electric Co.	702,979	7,507,816

		9,475,965

Insurance—3.4%
MetLife, Inc.	168,355	8,106,293

IT Services—2.9%
International Business Machines Corp.	58,347	6,949,711

Media—4.9%
Comcast Corp.	161,834	8,022,112
Fox Corp.	119,124	3,714,286

		11,736,398

Metals & Mining—1.8%
Freeport-McMoRan, Inc.	157,910	4,249,358

Multi-Utilities—1.4%
Sempra Energy	27,323	3,381,494

Multiline Retail—2.5%
Target Corp.	32,700	5,924,259

Oil, Gas & Consumable Fuels—3.0%
Chevron Corp.	84,940	7,236,888

Pharmaceuticals—5.9%
AbbVie, Inc.	46,047	4,718,896
Johnson & Johnson	15,322	2,499,478
Novartis AG (SP ADR) (Switzerland)	77,700	7,029,519

		14,247,893

REIT—1.0%
Cousins Properties, Inc.	76,455	2,411,391

Semiconductors & Semiconductor Equipment—6.6%
Broadcom, Inc.	18,182	8,190,991
Maxim Integrated Products, Inc.	88,948	7,801,629

		15,992,620

Specialty Retail—1.1%
Dick’s Sporting Goods, Inc.	38,900	2,606,689

Technology Hardware, Storage & Peripherals—3.6%
HP, Inc.	120,813	2,940,588
Seagate Technology PLC (Ireland)	86,738	5,735,117

		8,675,705

Total Common Stock (Cost: $174,835,963)		240,387,956

Total Investments (99.8%) (Cost: $174,835,963)		240,387,956
Excess Of Other Assets Over Liabilities (0.2%)		599,694

Net Assets (100.0%)		$240,987,650

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	1.1%
Air Freight & Logistics	3.7
Auto Components	4.1
Banks	7.8
Beverages	2.7
Biotechnology	2.9
Capital Markets	8.0
Chemicals	3.5
Diversified Telecommunication Services	3.3
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	2.5
Food Products	0.9
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	3.9
Household Durables	4.0
Independent Power and Renewable Electricity Producers	3.8
Industrial Conglomerates	3.9
Insurance	3.4
IT Services	2.9
Media	4.9
Metals & Mining	1.8
Multi-Utilities	1.4
Multiline Retail	2.5
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	5.9
REIT	1.0
Semiconductors & Semiconductor Equipment	6.6
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	3.6

Total	99.8%

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,611,457	$—	$—	$2,611,457
Air Freight & Logistics	8,876,075	—	—	8,876,075
Auto Components	9,933,560	—	—	9,933,560
Banks	18,764,542	—	—	18,764,542
Beverages	6,433,949	—	—	6,433,949
Biotechnology	7,121,864	—	—	7,121,864
Capital Markets	19,185,010	—	—	19,185,010
Chemicals	8,375,499	—	—	8,375,499
Diversified Telecommunication Services	7,945,741	—	—	7,945,741
Electrical Equipment	3,581,069	—	—	3,581,069
Electronic Equipment, Instruments & Components	4,615,106	—	—	4,615,106
Energy Equipment & Services	6,155,275	—	—	6,155,275
Food Products	2,193,640	—	—	2,193,640
Health Care Equipment & Supplies	5,369,223	—	—	5,369,223
Health Care Providers & Services	9,356,221	—	—	9,356,221
Household Durables	9,602,837	—	—	9,602,837
Independent Power and Renewable Electricity Producers	9,272,224	—	—	9,272,224
Industrial Conglomerates	9,475,965	—	—	9,475,965
Insurance	8,106,293	—	—	8,106,293
IT Services	6,949,711	—	—	6,949,711
Media	11,736,398	—	—	11,736,398
Metals & Mining	4,249,358	—	—	4,249,358
Multi-Utilities	3,381,494	—	—	3,381,494
Multiline Retail	5,924,259	—	—	5,924,259
Oil, Gas & Consumable Fuels	7,236,888	—	—	7,236,888
Pharmaceuticals	14,247,893	—	—	14,247,893
REIT	2,411,391	—	—	2,411,391
Semiconductors & Semiconductor Equipment	15,992,620	—	—	15,992,620
Specialty Retail	2,606,689	—	—	2,606,689
Technology Hardware, Storage & Peripherals	8,675,705	—	—	8,675,705

Total Common Stock	240,387,956	—	—	240,387,956

Total Investments	$240,387,956	$—	$—	$240,387,956

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—97.7% of Net Assets
Aerospace & Defense—2.9%
L3Harris Technologies, Inc.	5,829	$999,732
Textron, Inc.	48,609	2,200,043

		3,199,775

Air Freight & Logistics—2.6%
United Parcel Service, Inc.—Class B	18,465	2,862,075

Auto Components—3.3%
Johnson Controls International PLC (Ireland)	74,060	3,689,669

Banks—7.3%
Citigroup, Inc.	47,867	2,775,807
JPMorgan Chase & Co.	31,871	4,100,842
Zions Bancorp	28,400	1,253,576

		8,130,225

Beverages—1.8%
PepsiCo, Inc.	14,615	1,995,971

Biotechnology—1.6%
Gilead Sciences, Inc.	27,729	1,819,022

Capital Markets—7.6%
Ameriprise Financial, Inc.	10,918	2,160,345
Blackstone Group, Inc. (The)	20,900	1,404,271
Intercontinental Exchange, Inc.	34,903	3,851,546
Morgan Stanley	16,000	1,072,800

		8,488,962

Chemicals—1.9%
DuPont de Nemours, Inc.	25,895	2,057,358

Diversified Telecommunication Services—2.2%
AT&T, Inc.	84,597	2,422,012

Electronic Equipment, Instruments & Components—4.0%
Corning, Inc.	58,899	2,112,707
Flex Ltd.(1)	129,371	2,282,105
		4,394,812

Energy Equipment & Services—1.8%
Baker Hughes Co.	100,440	2,017,840

Food Products—1.7%
Conagra Brands, Inc.	55,658	1,925,767

Health Care Equipment & Supplies—2.7%
Medtronic PLC (Ireland)	17,900	1,992,807
Zimmer Biomet Holdings, Inc.	6,891	1,058,940
		3,051,747

Health Care Providers & Services—7.3%
Centene Corp.(1)	45,080	2,718,324
McKesson Corp.	14,010	2,444,325
Molina Healthcare, Inc.(1)	13,618	2,908,941

		8,071,590

Hotels, Restaurants & Leisure—1.7%
Darden Restaurants, Inc.	15,680	1,832,835

Household Durables—3.5%
Lennar Corp.	47,463	3,946,548

Independent Power and Renewable Electricity Producers—3.0%
AES Corp. (The)	136,800	3,336,552

Industrial Conglomerates—2.6%
General Electric Co.	274,136	2,927,773

Insurance—2.2%
MetLife, Inc.	50,913	2,451,461

IT Services—4.1%
Fiserv, Inc.(1)	20,877	2,143,859
International Business Machines Corp.	20,557	2,448,544
		4,592,403

Media—10.9%
Comcast Corp.	82,148	4,072,077
Discovery, Inc.(1)	80,900	3,350,878
Fox Corp.	44,952	1,401,603
ViacomCBS, Inc.—Class B	68,698	3,331,853

		12,156,411

Metals & Mining—3.3%
Freeport-McMoRan, Inc.	134,307	3,614,201

Multi-Utilities—1.1%
Sempra Energy	10,004	1,238,095

Multiline Retail—2.4%
Target Corp.	14,700	2,663,199

Oil, Gas & Consumable Fuels—1.8%
Chevron Corp.	23,900	2,036,280

Pharmaceuticals—1.3%
AbbVie, Inc.	14,500	1,485,960

Real Estate Management & Development—1.1%
Jones Lang LaSalle, Inc.(1)	8,297	1,213,104

REIT—1.2%
Cousins Properties, Inc.	25,161	793,578
Weyerhaeuser Co.	18,589	579,791
		1,373,369

Semiconductors & Semiconductor Equipment—6.2%
Broadcom, Inc.	6,795	3,061,147
Micron Technology, Inc.(1)	15,700	1,228,839
ON Semiconductor Corp.(1)	77,110	2,659,524

		6,949,510

Specialty Retail—1.1%
Dick’s Sporting Goods, Inc.	17,900	1,199,479

Technology Hardware, Storage & Peripherals—1.5%
HP, Inc.	67,500	1,642,950

Total Common Stock (Cost: $67,987,869)		108,786,955

MONEY MARKET INVESTMENTS—2.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	2,754,856	2,754,856

Total Money Market Investments (Cost: $2,754,856)		2,754,856

Total Investments (100.2%) (Cost: $70,742,725)		111,541,811
Liabilities In Excess Of Other Assets (-0.2%)		(209,109)

Net Assets (100.0%)		$111,332,702

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	2.6
Auto Components	3.3
Banks	7.3
Beverages	1.8
Biotechnology	1.6
Capital Markets	7.6
Chemicals	1.9
Diversified Telecommunication Services	2.2
Electronic Equipment, Instruments & Components	4.0
Energy Equipment & Services	1.8
Food Products	1.7
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	7.3
Hotels, Restaurants & Leisure	1.7
Household Durables	3.5
Independent Power and Renewable Electricity Producers	3.0
Industrial Conglomerates	2.6
Insurance	2.2
IT Services	4.1
Media	10.9
Metals & Mining	3.3
Multi-Utilities	1.1
Multiline Retail	2.4
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	1.3
Real Estate Management & Development	1.1
REIT	1.2
Semiconductors & Semiconductor Equipment	6.2
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	1.5
Money Market Investments	2.5

Total	100.2%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,199,775	$—	$—	$3,199,775
Air Freight & Logistics	2,862,075	—	—	2,862,075
Auto Components	3,689,669	—	—	3,689,669
Banks	8,130,225	—	—	8,130,225
Beverages	1,995,971	—	—	1,995,971
Biotechnology	1,819,022	—	—	1,819,022
Capital Markets	8,488,962	—	—	8,488,962
Chemicals	2,057,358	—	—	2,057,358
Diversified Telecommunication Services	2,422,012	—	—	2,422,012
Electronic Equipment, Instruments & Components	4,394,812	—	—	4,394,812
Energy Equipment & Services	2,017,840	—	—	2,017,840
Food Products	1,925,767	—	—	1,925,767
Health Care Equipment & Supplies	3,051,747	—	—	3,051,747
Health Care Providers & Services	8,071,590	—	—	8,071,590
Hotels, Restaurants & Leisure	1,832,835	—	—	1,832,835
Household Durables	3,946,548	—	—	3,946,548
Independent Power and Renewable Electricity Producers	3,336,552	—	—	3,336,552
Industrial Conglomerates	2,927,773	—	—	2,927,773
Insurance	2,451,461	—	—	2,451,461
IT Services	4,592,403	—	—	4,592,403
Media	12,156,411	—	—	12,156,411
Metals & Mining	3,614,201	—	—	3,614,201
Multi-Utilities	1,238,095	—	—	1,238,095
Multiline Retail	2,663,199	—	—	2,663,199
Oil, Gas & Consumable Fuels	2,036,280	—	—	2,036,280
Pharmaceuticals	1,485,960	—	—	1,485,960
Real Estate Management & Development	1,213,104	—	—	1,213,104
REIT	1,373,369	—	—	1,373,369
Semiconductors & Semiconductor Equipment	6,949,510	—	—	6,949,510
Specialty Retail	1,199,479	—	—	1,199,479
Technology Hardware, Storage & Peripherals	1,642,950	—	—	1,642,950

Total Common Stock	108,786,955	—	—	108,786,955

Money Market Investments	2,754,856	—	—	2,754,856

Total Investments	$111,541,811	$—	$—	$111,541,811

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK —99.8% of Net Assets

Aerospace & Defense—2.4%
Textron, Inc.	34,988	$1,583,557

Airlines—0.9%
United Airlines Holdings, Inc.(1)	14,947	597,732

Banks—8.3%
KeyCorp	136,142	2,295,354
Popular, Inc.	45,165	2,563,114
Zions Bancorp	14,345	633,188

		5,491,656

Capital Markets—2.7%
Apollo Global Management, Inc.	6,100	280,234
Evercore Partners, Inc.	13,740	1,499,034

		1,779,268

Chemicals—3.2%
Corteva, Inc.	31,498	1,255,510
International Flavors & Fragrances, Inc.	7,595	853,526

		2,109,036

Communications Equipment—1.3%
CommScope Holding Co., Inc.(1)	59,645	876,185

Construction & Engineering—3.8%
Arcosa, Inc.	20,200	1,126,958
Jacobs Engineering Group, Inc.	13,710	1,384,162

		2,511,120

Consumer Finance—1.5%
OneMain Holdings, Inc.	20,955	975,665

Electronic Equipment, Instruments & Components—4.8%
Avnet, Inc.	13,873	489,856
Flex Ltd.(1)	98,650	1,740,186
TTM Technologies, Inc.(1)	70,955	951,506

		3,181,548

Energy Equipment & Services—2.1%
Baker Hughes Co.	51,100	1,026,599
NOV, Inc.	28,800	356,544

		1,383,143

Equity Real Estate—1.5%
Innovative Industrial Properties, Inc.	2,548	476,782
Mid-America Apartment Communities, Inc.	3,965	526,353

		1,003,135

Food Products—2.8%
Conagra Brands, Inc.	22,943	793,828
Hain Celestial Group, Inc. (The)(1)	16,800	698,628
TreeHouse Foods, Inc.(1)	8,786	371,033

		1,863,489

Health Care Equipment & Supplies—1.6%
Envista Holdings Corp.(1)	6,290	223,546
Zimmer Biomet Holdings, Inc.	5,228	803,387

		1,026,933

Health Care Providers & Services—8.9%
Acadia Healthcare Co., Inc.(1)	32,400	1,642,032
Centene Corp.(1)	25,817	1,556,765
Henry Schein, Inc.(1)	9,395	618,661
Molina Healthcare, Inc.(1)	9,398	2,007,507

		5,824,965

Hotels, Restaurants & Leisure—1.6%
Darden Restaurants, Inc.	9,001	1,052,127

Household Durables—9.6%
DR Horton, Inc.	15,500	1,190,400
KB Home	32,860	1,368,290
Lennar Corp.	21,671	1,801,944
Toll Brothers, Inc.	30,868	1,577,355
Whirlpool Corp.	2,225	411,825

		6,349,814

Independent Power and Renewable Electricity Producers—3.7%
AES Corp. (The)	98,800	2,409,732

Industrial Conglomerates—0.9%
Carlisle Cos., Inc.	3,954	573,053

Insurance—3.5%
Arch Capital Group, Ltd.(1)	29,250	918,743
Assured Guaranty, Ltd.	15,725	562,169
Axis Capital Holdings, Ltd.	18,237	837,078

		2,317,990

Internet & Direct Marketing Retail—0.9%
eBay, Inc.	10,730	606,352

Machinery—7.5%
Dover Corp.	10,420	1,213,826
Manitowoc Co., Inc. (The)(1)	85,167	1,119,094
SPX FLOW, Inc.(1)	19,305	1,022,586
Terex Corp.	16,508	590,326
Wabtec Corp.	13,716	1,017,864

		4,963,696

Marine—2.0%
Kirby Corp.(1)	25,400	1,289,304

Media—5.1%
Discovery, Inc.(1)	40,521	1,678,380
ViacomCBS, Inc.—Class B	34,365	1,666,702

		3,345,082

Metals & Mining—3.3%
Freeport-McMoRan, Inc.	80,966	2,178,795

Multi-Utilities—1.3%
Sempra Energy	6,841	846,642

Oil, Gas & Consumable Fuels—1.2%
Marathon Petroleum Corp.	18,048	778,952

Pharmaceuticals—1.7%
Elanco Animal Health, Inc.(1)	25,175	730,830
Perrigo Co. PLC	8,800	375,760

		1,106,590

Real Estate Management & Development—1.2%
Jones Lang LaSalle, Inc.(1)	5,433	794,359

REIT—1.0%
Cousins Properties, Inc.	20,987	661,930

Semiconductors & Semiconductor Equipment—4.4%
Maxim Integrated Products, Inc.	24,965	2,189,680
ON Semiconductor Corp.(1)	20,861	719,496

		2,909,176

Specialty Retail—5.1%
Bed Bath & Beyond, Inc.	21,455	758,005

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
Dick’s Sporting Goods, Inc.	11,600	$777,316
Guess?, Inc.	43,060	999,854
Williams-Sonoma, Inc.	6,535	842,492

		3,377,667

Total Common Stock (Cost: $40,387,907)		65,768,693

MONEY MARKET INVESTMENTS—0.5%
Money Market Investments—0.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	343,236	343,236

Total Money Market Investments (Cost: $343,236)		343,236

Total Investments (100.3%) (Cost: $40,731,143)		66,111,929
Liabilities In Excess Of Other Assets (-0.3%)		(176,970)

Net Assets (100.0%)		$65,934,959

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	2.4%
Airlines	0.9
Banks	8.3
Capital Markets	2.7
Chemicals	3.2
Communications Equipment	1.3
Construction & Engineering	3.8
Consumer Finance	1.5
Electronic Equipment, Instruments & Components	4.8
Energy Equipment & Services	2.1
Equity Real Estate	1.5
Food Products	2.8
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	8.9
Hotels, Restaurants & Leisure	1.6
Household Durables	9.6
Independent Power and Renewable Electricity Producers	3.7
Industrial Conglomerates	0.9
Insurance	3.5
Internet & Direct Marketing Retail	0.9
Machinery	7.5
Marine	2.0
Media	5.1
Metals & Mining	3.3
Multi-Utilities	1.3
Oil, Gas & Consumable Fuels	1.2
Pharmaceuticals	1.7
REIT	1.0
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	4.4
Specialty Retail	5.1
Money Market Investments	0.5

Total	100.3%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$1,583,557	$—	$—	$1,583,557
Airlines	597,732	—	—	597,732
Banks	5,491,656	—	—	5,491,656
Capital Markets	1,779,268	—	—	1,779,268
Chemicals	2,109,036	—	—	2,109,036
Communications Equipment	876,185	—	—	876,185
Construction & Engineering	2,511,120	—	—	2,511,120
Consumer Finance	975,665	—	—	975,665
Electronic Equipment, Instruments & Components	3,181,548	—	—	3,181,548
Energy Equipment & Services	1,383,143	—	—	1,383,143
Equity Real Estate	1,003,135	—	—	1,003,135
Food Products	1,863,489	—	—	1,863,489
Health Care Equipment & Supplies	1,026,933	—	—	1,026,933
Health Care Providers & Services	5,824,965	—	—	5,824,965
Hotels, Restaurants & Leisure	1,052,127	—	—	1,052,127
Household Durables	6,349,814	—	—	6,349,814
Independent Power and Renewable Electricity Producers	2,409,732	—	—	2,409,732
Industrial Conglomerates	573,053	—	—	573,053
Insurance	2,317,990	—	—	2,317,990
Internet & Direct Marketing Retail	606,352	—	—	606,352
Machinery	4,963,696	—	—	4,963,696
Marine	1,289,304	—	—	1,289,304
Media	3,345,082	—	—	3,345,082
Metals & Mining	2,178,795	—	—	2,178,795
Multi-Utilities	846,642	—	—	846,642
Oil, Gas & Consumable Fuels	778,952	—	—	778,952
Pharmaceuticals	1,106,590	—	—	1,106,590
REIT	661,930	—	—	661,930
Real Estate Management & Development	794,359	—	—	794,359
Semiconductors & Semiconductor Equipment	2,909,176	—	—	2,909,176
Specialty Retail	3,377,667	—	—	3,377,667

Total Common Stock	65,768,693	—	—	65,768,693

Money Market Investments	343,236	—	—	343,236

Total Investments	$66,111,929	$—	$—	$66,111,929

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK —99.6% of Net Assets

Biotechnology—0.2%
BioMarin Pharmaceutical, Inc.(1)	24,410	$2,020,660

Capital Markets—3.4%
Charles Schwab Corp. (The)	271,068	13,970,844
S&P Global, Inc.	44,695	14,168,315

		28,139,159

Commercial Services & Supplies—1.6%
Waste Connections, Inc. (Canada)	131,932	12,996,621

Entertainment—1.5%
Netflix, Inc.(1)	23,031	12,261,474

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	52,837	18,621,344

Health Care Equipment & Supplies—6.6%
Align Technology, Inc.(1)	51,273	26,937,809
Boston Scientific Corp.(1)	398,779	14,132,728
DexCom, Inc.(1)	34,323	12,865,976

		53,936,513

Interactive Media & Services—10.5%
Alphabet, Inc.—Class C(1)	25,874	47,497,937
Facebook, Inc.(1)	147,574	38,122,791

		85,620,728

Internet & Direct Marketing Retail—7.6%
Amazon.com, Inc.(1)	19,365	62,088,063

IT Services—13.6%
Mastercard, Inc.	76,055	24,055,436
PayPal Holdings, Inc.(1)	195,694	45,853,061
Snowflake, Inc.(1)	19,657	5,355,550
Visa, Inc.	185,469	35,841,884

		111,105,931

Life Sciences Tools & Services—3.0%
Illumina, Inc.(1)	19,943	8,504,493
IQVIA Holdings, Inc.(1)	91,251	16,224,428

		24,728,921

Machinery—1.4%
Xylem, Inc.	119,539	11,546,272

Pharmaceuticals—2.8%
Zoetis, Inc.	146,439	22,588,216

Professional Services—4.5%
IHS Markit, Ltd.	213,579	18,598,459
TransUnion	213,380	18,572,595

		37,171,054

REIT—6.7%
American Tower Corp.	143,707	32,673,224
Equinix, Inc.	29,690	21,969,412

		54,642,636

Semiconductors & Semiconductor Equipment—6.7%
ASML Holding NV (Netherlands)	40,323	21,538,934
NVIDIA Corp.	63,733	33,115,029

		54,653,963

Software—23.3%
Adobe, Inc.(1)	106,000	48,629,620
Salesforce.com, Inc.(1)	160,453	36,191,779
ServiceNow, Inc.(1)	100,951	54,832,545
Splunk, Inc.(1)	110,280	18,199,508
Trade Desk, Inc. (The)(1)	43,150	33,052,469

		190,905,921

Specialty Retail—3.9%
Home Depot, Inc. (The)	70,819	19,179,202
Ulta Beauty, Inc.(1)	44,745	12,517,861

		31,697,063

Total Common Stock (Cost: $242,262,234)		814,724,539

Money Market Investments—0.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	2,524,811	2,524,811

Total Money Market Investments (Cost: $2,524,811)		2,524,811

Total Investments (99.9%) (Cost: $244,787,045)		817,249,350

Excess Of Other Assets Over Liabilities (0.1%)		1,101,995

Net Assets (100.0%)		$818,351,345

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2021.

TCW Select Equities Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Biotechnology	0.2%
Capital Markets	3.4
Commercial Services & Supplies	1.6
Entertainment	1.5
Food & Staples Retailing	2.3
Health Care Equipment & Supplies	6.6
Interactive Media & Services	10.5
Internet & Direct Marketing Retail	7.6
IT Services	13.6
Life Sciences Tools & Services	3.0
Machinery	1.4
Pharmaceuticals	2.8
Professional Services	4.5
REIT	6.7
Semiconductors & Semiconductor Equipment	6.7
Software	23.3
Specialty Retail	3.9
Money Market Investments	0.3

Total	99.9%

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$2,020,660	$—	$—	$2,020,660
Capital Markets	28,139,159	—	—	28,139,159
Commercial Services & Supplies	12,996,621	—	—	12,996,621
Entertainment	12,261,474	—	—	12,261,474
Food & Staples Retailing	18,621,344	—	—	18,621,344
Health Care Equipment & Supplies	53,936,513	—	—	53,936,513
Interactive Media & Services	85,620,728	—	—	85,620,728
Internet & Direct Marketing Retail	62,088,063	—	—	62,088,063
IT Services	111,105,931	—	—	111,105,931
Life Sciences Tools & Services	24,728,921	—	—	24,728,921
Machinery	11,546,272	—	—	11,546,272
Pharmaceuticals	22,588,216	—	—	22,588,216
Professional Services	37,171,054	—	—	37,171,054
REIT	54,642,636	—	—	54,642,636
Semiconductors & Semiconductor Equipment	54,653,963	—	—	54,653,963
Software	190,905,921	—	—	190,905,921
Specialty Retail	31,697,063	—	—	31,697,063

Total Common Stock	814,724,539	—	—	814,724,539
Money Market Investments	2,524,811	—	—	2,524,811

Total Investments	$817,249,350	$—	$—	$817,249,350

Note 1 – Security Valuations

Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds, including money market funds, are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that the prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual funds. Open-end mutual funds, including money market funds, are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Option contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2021 in valuing the Funds’ investments is listed after each Fund’s Schedule of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2020	$123,673
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation	6,016
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

$129,689

Balance as of January 31, 2021 Change in Unrealized Appreciation from Investments Still Held at January 31, 2021	$6,016

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2021 are as follows:

Description	Fair Value at January 31, 2021	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
TCW Emerging Markets Multi-Asset Opportunities Fund
Foreign Government Bonds	$129,689	Third-party Vendor	Vendor Prices	$9.70	$9.70

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2021, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Investments(1)	$—	$546	$546
Forward Contracts	—	1,641	1,641

Total Value	$—	$2,187	$2,187

Liability Derivatives
Forward Contracts	$—	$(1,516)	$(1,516)

Total Value	$—	$(1,516)	$(1,516)

Notional Amounts(2)
Forward Currency Contracts	$—	$126,553	$126,553
Options Purchased	$—	$736,667	$736,667

TCW Global Real Estate Fund
Asset Derivatives
Investments(1)	$302,115	$—	$302,115

Total Value	$302,115	$—	$302,115

Liability Derivatives
Written Options	$(24,480)	$—	$(24,480)

Total Value	$(24,480)	$—	$(24,480)

Number of Contracts(2)
Options Purchased	728	—	728
Options Written	92	—	92

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended January 31, 2021.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended January 31, 2021.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2021.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2021.

Derivatives:

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2021.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at January 31, 2021.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2021, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector and the TCW Emerging Markets Multi-Asset Opportunities Fund entered into option contracts to hedge the currency exposure of the Fund.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2021 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at January 31, 2021.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—103.9% of Net Assets
CORPORATE BONDS—19.7%

Agriculture—0.6%
BAT Capital Corp.
2.73%	03/25/31	$695,000	$709,491
4.39%	08/15/37	470,000	519,650
4.54%	08/15/47	1,270,000	1,387,720
5.28%	04/02/50	1,285,000	1,547,065
Imperial Brands Finance PLC 3.13%(1)	07/26/24	2,300,000	2,458,240
Reynolds American, Inc.
5.70%	08/15/35	260,000	326,433
5.85%	08/15/45	2,770,000	3,492,610

			10,441,209

Airlines—0.3%
America West Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC) 7.71%	10/02/22	4,519	4,544
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC) 7.10%	10/02/22	358,389	360,202
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC) 5.98%	10/19/23	619,938	635,772
Delta Air Lines Pass-Through Trust (19-1-AA) 3.20%	10/25/25	1,500,000	1,550,370
Northwest Airlines LLC Pass-Through Certificates (01-1-A1) (EETC) 7.04%	10/01/23	380,832	384,560
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	266,815	264,120
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	1,215,890	1,215,976
US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC) 4.63%	12/03/26	484,141	437,630

			4,853,174

Auto Manufacturers—0.7%
Ford Motor Credit Co. LLC
1.05% (3 mo. USD LIBOR + 0.810%)(2)	04/05/21	710,000	708,637
1.10% (3 mo. USD LIBOR + 0.880%)(2)	10/12/21	2,265,000	2,253,329
1.30% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	1,000,000	984,880
1.52% (3 mo. USD LIBOR + 1.270%)(2)	03/28/22	445,000	442,269
3.22%	01/09/22	990,000	1,000,519
3.81%	10/12/21	636,000	645,638
5.75%	02/01/21	195,000	195,244
General Motors Financial Co., Inc.
3.15%	06/30/22	1,540,000	1,591,352
3.20%	07/06/21	510,000	514,656
3.45%	04/10/22	310,000	319,474
3.55%	04/09/21	1,750,000	1,759,621
4.20%	11/06/21	375,000	385,669
4.38%	09/25/21	600,000	615,309

			11,416,597

Banks—2.2%
Bank of America Corp.
2.88% (3 mo. USD LIBOR + 1.190%)(2)	10/22/30	750,000	808,372
4.08% (3 mo. USD LIBOR + 3.150%)(2)	03/20/51	1,605,000	1,944,573
Citigroup, Inc.
2.57% (SOFR + 2.107%)(2)	06/03/31	1,460,000	1,522,359
3.20%	10/21/26	1,225,000	1,351,854
4.41% (SOFR + 3.914%)(2)	03/31/31	1,225,000	1,456,615
Fifth Third Bancorp 2.55%	05/05/27	1,755,000	1,902,786
Goldman Sachs Group, Inc. (The)
0.48%	01/27/23	3,000,000	3,001,140
3.69% (3 mo. USD LIBOR + 1.510%)(2)	06/05/28	590,000	670,514
HSBC Holdings PLC
1.59% (SOFR + 1.290%)(2)	05/24/27	1,790,000	1,813,426
2.01% (SOFR + 1.732%)(2)	09/22/28	2,365,000	2,413,175
JPMorgan Chase & Co. 4.02% (3 mo. USD LIBOR +1.00%)(2)	12/05/24	965,000	1,059,167
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR + 0.81%)(2)	11/07/23	1,935,000	2,012,697
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	1,600,000	1,759,529
Santander UK Group Holdings PLC (United Kingdom)
3.37% (3 mo. USD LIBOR + 1.08%)(2)	01/05/24	2,460,000	2,587,049
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	960,000	1,064,326
Santander UK PLC (United Kingdom) 5.00% (1)	11/07/23	1,050,000	1,157,385
Wells Fargo & Co.
2.39% (SOFR + 2.100%)(2)	06/02/28	265,000	279,903
2.88% (3 mo. USD LIBOR + 1.170%)(2)	10/30/30	3,930,000	4,216,458
3.07% (SOFR + 2.530%)(2)	04/30/41	320,000	335,355
3.58% (3 mo. USD LIBOR + 1.310%)(2)	05/22/28	1,015,000	1,142,600
5.01% (3 mo. USD LIBOR + 4.240%)(2)	04/04/51	2,715,000	3,740,623

			36,239,906

Beverages—0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	3,325,000	4,178,857

Biotechnology—0.3%
Gilead Sciences, Inc. 0.77% (3 mo. USD LIBOR + 0.520%)(2)	09/29/23	4,720,000	4,732,390

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.00%	09/26/48	1,975,000	2,595,699
Nutrition & Biosciences, Inc. 3.47%(1)	12/01/50	600,000	638,167

			3,233,866

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Commercial Services—0.2%
IHS Markit, Ltd.
4.75%(1)	02/15/25	$750,000	$853,875
4.75%	08/01/28	1,750,000	2,107,744

			2,961,619

Computers—0.1%
Apple, Inc.
2.65%	05/11/50	1,000,000	1,013,229
3.85%	05/04/43	275,000	335,631

			1,348,860

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.65%	07/21/27	640,000	687,179
3.88%	01/23/28	430,000	462,652
3.95%	02/01/22	685,000	705,029
Air Lease Corp. 3.25%	03/01/25	1,300,000	1,391,865
Avolon Holdings Funding, Ltd.
2.88%(1)	02/15/25	1,550,000	1,582,348
3.95%(1)	07/01/24	405,000	427,931
5.13%(1)	10/01/23	90,000	97,077
5.25%(1)	05/15/24	115,000	126,047
GE Capital Funding LLC 4.40%(1)	05/15/30	1,405,000	1,630,939
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	4,110,000	4,791,237
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,715,000	2,855,408
5.25%(1)	08/15/22	425,000	445,884
5.50%(1)	02/15/24	385,000	422,839
Raymond James Financial, Inc. 4.95%	07/15/46	460,000	609,854

			16,236,289

Electric—1.3%
Appalachian Power Co. 4.45%	06/01/45	690,000	852,907
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,545,414
El Paso Electric Co. 3.30%	12/15/22	2,065,000	2,110,759
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	1,181,277
ITC Holdings Corp. 2.95%(1)	05/14/30	2,000,000	2,175,230
KCP&L Greater Missouri Operations Co. 8.27%	11/15/21	1,100,000	1,164,421
Metropolitan Edison Co. 3.50%(1)	03/15/23	3,030,000	3,149,609
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	2,370,787
Niagara Mohawk Power Corp. 2.72%(1)	11/28/22	920,000	957,111
Public Service Co. of Oklahoma 4.40%	02/01/21	1,840,000	1,839,988
Puget Energy, Inc. 6.00%	09/01/21	1,820,000	1,877,260
Tucson Electric Power Co.
4.00%	06/15/50	1,500,000	1,789,185
5.15%	11/15/21	1,000,000	1,025,946

			22,039,894

Food—0.6%
Kraft Heinz Foods Co.
4.88%	10/01/49	3,365,000	3,806,421
5.00%	07/15/35	720,000	858,528
5.00%	06/04/42	2,133,000	2,468,655
5.20%	07/15/45	775,000	902,645
Kroger Co. (The) 5.40%	01/15/49	1,320,000	1,863,847

			9,900,096

Gas—0.3%
CenterPoint Energy Resources Corp. 6.25%	02/01/37	1,610,000	2,109,425
KeySpan Gas East Corp. 5.82%(1)	04/01/41	1,551,000	2,202,234

			4,311,659

Healthcare-Services—1.7%
Advocate Health & Hospitals Corp. 3.01%	06/15/50	1,500,000	1,595,266
Anthem, Inc. 3.65%	12/01/27	2,405,000	2,769,867
Centene Corp. 3.00%	10/15/30	4,769,000	4,994,097
CommonSpirit Health
2.78%	10/01/30	790,000	840,497
4.35%	11/01/42	600,000	711,606
Hartford HealthCare Corp. 5.75%	04/01/44	2,545,000	3,209,591
HCA, Inc.
4.13%	06/15/29	380,000	436,004
4.50%	02/15/27	455,000	528,434
5.00%	03/15/24	620,000	698,573
5.13%	06/15/39	665,000	830,111
5.25%	04/15/25	1,770,000	2,065,560
5.25%	06/15/49	1,525,000	1,948,743
NYU Hospitals Center 4.43%	07/01/42	2,755,000	3,056,564
Partners Healthcare System, Inc. 3.34%	07/01/60	685,000	752,425
Saint Barnabas Health Care System 4.00%	07/01/28	3,290,000	3,633,188

			28,070,526

Insurance—0.9%
Berkshire Hathaway Finance Corp. 4.25%	01/15/49	515,000	657,480
Farmers Exchange Capital 7.20%(1)	07/15/48	1,495,000	1,978,791
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	2,065,000	2,754,552
Nationwide Mutual Insurance Co. 2.51% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	4,000,000	4,000,789
New York Life Insurance Co. 3.75%(1)	05/15/50	2,430,000	2,818,746
Teachers Insurance & Annuity Association of America
3.30%(1)	05/15/50	2,980,000	3,171,644
4.27%(1)	05/15/47	130,000	158,300

			15,540,302

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%	07/23/25	$1,250,000	$1,441,613
5.38%	04/01/38	1,475,000	1,800,016
5.38%	05/01/47	880,000	1,065,988
Time Warner Cable LLC 5.88%	11/15/40	1,200,000	1,576,020
ViacomCBS, Inc. 4.20%	05/19/32	1,900,000	2,254,673
Walt Disney Co. (The)
2.65%	01/13/31	1,925,000	2,078,172
3.60%	01/13/51	1,780,000	2,032,685

			12,249,167

Miscellaneous Manufacturers—0.3%
General Electric Co.
0.70% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	3,045,000	2,287,206
4.25%	05/01/40	1,250,000	1,428,846
6.75%	03/15/32	1,000,000	1,387,037

			5,103,089

Oil & Gas—0.7%
BP Capital Markets America, Inc. 3.63%	04/06/30	1,415,000	1,611,233
EQT Corp. 3.90%	10/01/27	265,000	275,600
Exxon Mobil Corp.
4.23%	03/19/40	400,000	483,022
4.33%	03/19/50	2,280,000	2,817,297
Petroleos Mexicanos
5.95%	01/28/31	995,000	945,350
6.63%	06/15/35	1,105,000	1,040,357
6.75%	09/21/47	2,625,000	2,297,242
6.95%	01/28/60	510,000	445,562
7.69%	01/23/50	850,000	804,933

			10,720,596

Packaging & Containers—0.1%
Amcor Finance USA, Inc. 3.63%	04/28/26	1,380,000	1,558,475

Pharmaceuticals—1.8%
AbbVie, Inc.
3.80%	03/15/25	653,000	725,391
4.05%	11/21/39	555,000	652,375
4.25%	11/21/49	590,000	717,517
4.40%	11/06/42	2,100,000	2,580,648
4.45%	05/14/46	1,035,000	1,276,093
Bayer US Finance II LLC
4.25%(1)	12/15/25	845,000	965,786
4.38%(1)	12/15/28	4,540,000	5,327,752
4.63%(1)	06/25/38	500,000	604,180
4.88%(1)	06/25/48	2,430,000	3,105,068
Becton Dickinson and Co. 2.82%	05/20/30	1,000,000	1,080,780
Cigna Corp.
3.40%	03/15/50	500,000	543,617
4.13%	11/15/25	4,545,000	5,215,263
CVS Health Corp.
3.88%	07/20/25	1,477,000	1,671,585
5.05%	03/25/48	4,180,000	5,478,559

			29,944,614

Pipelines—1.3%
Enbridge Energy Partners LP 5.88%	10/15/25	333,000	402,480
Energy Transfer Operating LP
4.95%	06/15/28	200,000	228,426
5.00%	05/15/50	1,000,000	1,041,940
6.50%	02/01/42	1,400,000	1,704,616
Energy Transfer Partners LP
5.15%	03/15/45	2,870,000	2,995,502
5.95%	10/01/43	630,000	703,360
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	2,115,000	2,374,214
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	2,000,000	2,154,720
6.88%(1)	04/15/40	350,000	392,000
Ruby Pipeline LLC 7.75%(1)	04/01/22	1,477,652	1,396,381
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	3,169,141
Sunoco Logistics Partners Operations LP 5.40%	10/01/47	1,763,000	1,878,829
TC PipeLines LP 4.38%	03/13/25	710,000	796,635
Texas Eastern Transmission LP 2.80%(1)	10/15/22	920,000	950,930
TransCanada PipeLines, Ltd. (Canada) 6.10%	06/01/40	375,000	511,504
Williams Partners LP 6.30%	04/15/40	1,150,000	1,495,702

			22,196,380

REIT—1.1%
American Campus Communities Operating Partnership LP
3.30%	07/15/26	1,000,000	1,099,438
4.13%	07/01/24	1,425,000	1,568,379
Boston Properties LP 3.25%	01/30/31	1,395,000	1,511,971
CyrusOne LP / CyrusOne Finance Corp. 2.15%	11/01/30	1,570,000	1,517,075
GLP Capital LP / GLP Financing II, Inc.
4.00%	01/15/31	560,000	609,650
5.30%	01/15/29	1,280,000	1,501,517
5.38%	04/15/26	1,528,000	1,753,036
5.75%	06/01/28	1,600,000	1,906,752
Healthcare Trust of America Holdings LP 2.00%	03/15/31	2,350,000	2,340,894
SL Green Operating Partnership LP 3.25%	10/15/22	2,380,000	2,465,870
Ventas Realty LP 3.85%	04/01/27	690,000	776,579
Welltower, Inc. 3.75%	03/15/23	555,000	587,428

			17,638,589

Retail—0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.55%(1)	07/26/27	1,710,000	1,919,285

Savings & Loans—0.2%
Nationwide Building Society (United Kingdom)
3.62% (3 mo. USD LIBOR + 1.181%)(1),(2)	04/26/23	800,000	829,565
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	1,815,000	1,929,812
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	400,000	435,626

			3,195,003

Semiconductors—0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.63%	01/15/24	1,225,000	1,324,323
Broadcom, Inc. 3.63%	10/15/24	1,100,000	1,205,418

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Semiconductors (Continued)
Intel Corp.
4.10%	05/19/46	$1,000,000	$1,225,830
4.75%	03/25/50	755,000	1,017,884

			4,773,455

Software—0.1%
Oracle Corp. 3.60%	04/01/50	2,000,000	2,235,679

Telecommunications—2.1%
AT&T, Inc.
2.55%(1)	12/01/33	175,000	174,747
3.50%(1)	09/15/53	1,000,000	965,346
3.55%(1)	09/15/55	1,900,000	1,817,016
3.80%(1)	12/01/57	5,286,000	5,303,848
4.75%	05/15/46	1,130,000	1,351,526
4.85%	03/01/39	1,554,000	1,881,008
5.25%	03/01/37	2,155,000	2,731,915
Qwest Corp. 7.25%	09/15/25	920,000	1,109,750
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(1)	03/20/23	513,750	519,581
4.74%(1)	09/20/29	4,830,000	5,257,576
5.15%(1)	09/20/29	2,505,000	2,920,179
T-Mobile USA, Inc.
1.50%(1)	02/15/26	825,000	837,020
2.55%(1)	02/15/31	977,000	1,001,943
3.88%(1)	04/15/30	2,080,000	2,351,274
4.38%(1)	04/15/40	1,990,000	2,332,340
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	430,000	510,431
4.88%	06/19/49	1,897,000	2,447,547
5.25%	05/30/48	1,390,000	1,867,545

			35,380,592

Water—0.2%
American Water Capital Corp. 3.45%	05/01/50	2,385,000	2,739,005

Total Corporate Bonds (Cost: $293,541,627)			325,159,173

MUNICIPAL BONDS—1.4%
City of Baltimore MD, Revenue Bond
1.93%	07/01/31	685,000	703,091
1.93%	07/01/31	1,045,000	1,072,598
City of New York NY, General Obligation Unlimited
1.82%	08/01/30	1,325,000	1,335,587
3.00%	08/01/34	380,000	407,736
Commonwealth of Massachusetts, General Obligation Unltd 3.00%	03/01/49	805,000	880,662
County of Miami-Dade FL Aviation Revenue, Revenue Bond 5.00%	10/01/49	675,000	835,907
Greater Orlando Aviation Authority, Revenue Bond 4.00%	10/01/49	720,000	830,268
Los Angeles Unified School District/CA, General Obligation 5.76%	07/01/29	2,500,000	3,209,250
Maricopa County Industrial Development Authority, Revenue Bond 3.00%	01/01/49	755,000	819,711
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49	500,000	668,595
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
2.00%	08/01/35	1,000,000	988,750
2.40%	11/01/32	585,000	608,672
4.00%	05/01/43	750,000	896,340
New York City Water and Sewer System, Revenue Bond
4.00%	06/15/50	690,000	821,845
4.00%	06/15/50	135,000	161,795
New York State Dormitory Authority, Revenue Bond 4.00%	03/15/44	2,095,000	2,491,165
New York State Urban Development Corp, Revenue Bond 4.00%	03/15/43	1,380,000	1,628,027
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60	3,420,000	3,772,072
San Francisco City and County Airport Comm-San Francisco International Airport, Revenue Bond 5.00%	05/01/49	130,000	160,211

Total Municipal Bonds (Cost: $20,924,063)			22,292,282

ASSET-BACKED SECURITIES—3.7%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	1,314,078	1,508,219
321 Henderson Receivables I LLC (14-2A-A) 3.61%(1)	01/17/73	1,575,631	1,763,910
Babson CLO, Ltd. (16-2A-AR) 1.30% (3 mo. USD LIBOR + 1.080%)(1),(2)	07/20/28	2,946,538	2,948,668
BDS, Ltd. (19-FL4-A) 1.23% (1 mo. USD LIBOR + 1.100%)(1),(2)	08/15/36	5,645,000	5,661,809
Brazos Education Loan Authority, Inc. (12-1-A1) 0.83% (1 mo. USD LIBOR + 0.700%)(2)	12/26/35	655,004	650,890
Brazos Higher Education Authority, Inc. (10-1-A2) 1.41% (3 mo. USD LIBOR + 1.200%)(2)	02/25/35	675,000	684,420
Brazos Higher Education Authority, Inc. (11-1-A3) 1.26% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	1,695,000	1,710,761
Dryden XXVI Senior Loan Fund (13-26A-AR) 1.14% (3 mo. USD LIBOR + 0.900%)(1),(2)	04/15/29	2,200,000	2,196,333
Educational Funding of the South, Inc. (11-1-A2) 0.87% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35	871,075	869,735
Educational Services of America, Inc. (12-2-A) 0.86% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	427,931	426,329
GCO Education Loan Funding Master Trust (06-2AR-A1RN) 0.80% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/27/46	2,503,501	2,433,201
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	1,079,750	1,091,923
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 1.32% (3 mo. USD LIBOR + 1.110%)(1),(2)	10/29/29	3,100,000	3,102,325
Higher Education Funding I (14-1-A) 1.26% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	1,999,190	2,012,018
Navient Student Loan Trust (14-3-A) 0.75% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	3,252,282	3,231,414

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Navient Student Loan Trust (14-4-A) 0.75% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	$1,547,334	$1,536,816
Nelnet Student Loan Trust (14-4A-A2) 1.08% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	3,041,129
OCP CLO, Ltd. (20-19A-A1) 1.97% (3 mo. USD LIBOR + 1.750%)(1),(2)	07/20/31	3,600,000	3,608,280
PHEAA Student Loan Trust (15-1A-A) 0.73% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	1,417,887	1,407,350
SLM Student Loan Trust (03-7A-A5A) 1.42% (3 mo. USD LIBOR + 1.200%)(1),(2)	12/15/33	2,392,089	2,396,736
SLM Student Loan Trust (08-2-B) 1.42% (3 mo. USD LIBOR + 1.200%)(2)	01/25/83	710,000	652,776
SLM Student Loan Trust (08-3-B) 1.42% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	710,000	663,426
SLM Student Loan Trust (08-4-A4) 1.87% (3 mo. USD LIBOR + 1.650%)(2)	07/25/22	4,071,204	4,111,349
SLM Student Loan Trust (08-4-B) 2.07% (3 mo. USD LIBOR + 1.850%)(2)	04/25/73	710,000	686,681
SLM Student Loan Trust (08-5-B) 2.07% (3 mo. USD LIBOR + 1.850%)(2)	07/25/73	710,000	700,581
SLM Student Loan Trust (08-6-A4) 1.32% (3 mo. USD LIBOR + 1.100%)(2)	07/25/23	3,362,110	3,343,272
SLM Student Loan Trust (08-6-B) 2.07% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	695,746
SLM Student Loan Trust (08-7-B) 2.07% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	705,091
SLM Student Loan Trust (08-8-B) 2.47% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	710,000	710,514
SLM Student Loan Trust (08-9-A) 1.72% (3 mo. USD LIBOR + 1.500%)(2)	04/25/23	1,223,521	1,229,333
SLM Student Loan Trust (08-9-B) 2.47% (3 mo. USD LIBOR + 2.250%)(2)	10/25/83	710,000	704,932
SLM Student Loan Trust (11-2-A2) 1.33% (1 mo. USD LIBOR + 1.200%)(2)	10/25/34	2,000,000	2,032,820
SLM Student Loan Trust (12-7-A3) 0.78% (1 mo. USD LIBOR + 0.650%)(2)	05/26/26	1,794,303	1,729,579
Voya CLO, Ltd. (14-3A-A1R) 0.94% (3 mo. USD LIBOR + 0.720%)(1),(2)	07/25/26	551,620	552,028

Total Asset-backed Securities (Cost: $60,090,570)			60,800,394

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.6%
Fannie Mae, Pool #AN0245 3.42%	11/01/35	2,027,421	2,309,421
Fannie Mae, Pool #BL6060 2.46%	04/01/40	1,840,000	1,955,508
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	4,924,132

Total Commercial Mortgage-Backed Securities—Agency (Cost: $8,035,406)			9,189,061

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—1.2%
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.09% (1),(3)	08/10/38	1,930,000	2,265,451
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	585,000	647,620
CALI Mortgage Trust (19-101C-A) 3.96%(1)	03/10/39	1,285,000	1,512,564
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	1,105,000	1,211,247
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	1,180,000	1,295,723
Hudson Yards Mortgage Trust (19-30HY-A) 3.23%(1)	07/10/39	2,185,000	2,456,292
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(3)	12/10/41	1,180,000	1,305,620
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	1,160,000	1,320,557
Manhattan West Mortgage Trust (20-1MW-A) 2.13%(1)	09/10/39	1,720,000	1,797,663
MKT Mortgage Trust (20-525M-A) 2.69%(1)	02/12/40	1,540,000	1,668,933
Natixis Commercial Mortgage Securities Trust (20-2PAC-A) 2.97%(1)	12/15/38	1,215,000	1,286,252
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	1,495,000	1,599,254
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(1),(3)	01/05/43	1,710,000	1,816,905
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(3)	01/05/43	70,000	71,058

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $18,782,178)			20,255,139

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—30.9%
Fannie Mae, Pool #FM2318 3.50%	09/01/49	548,132	597,903
Fannie Mae, Pool #MA4152 2.00%	10/01/40	7,377,442	7,638,447
Fannie Mae (19-79-FA) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	01/25/50	2,875,417	2,900,318
Fannie Mae (01-14-SH) (I/F) 27.37% (-1.00 x 1 mo. USD LIBOR + 27.825%)(2)	03/25/30	89,225	146,869
Fannie Mae (01-34-FV) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	08/25/31	116,937	117,381
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	1,231,080	1,380,425

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (07-89-GF) 0.67% (1 mo. USD LIBOR + 0.520%)(2)	09/25/37	$490,078	$496,465
Fannie Mae (08-30-SA) (I/O) (I/F) 6.72% (-1.00 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	82,200	20,788
Fannie Mae (08-62-SN) (I/O) (I/F) 6.07% (-1.00 x 1 mo. USD LIBOR + 6.200%)(2)	07/25/38	86,353	14,604
Fannie Mae (09-64-TB) 4.00%	08/25/29	1,068,405	1,158,126
Fannie Mae (09-68-SA) (I/O) (I/F) 6.62% (-1.00 x 1 mo. USD LIBOR + 6.750%)(2)	09/25/39	63,403	15,025
Fannie Mae (10-26-AS) (I/O) (I/F) 6.20% (-1.00 x 1 mo. USD LIBOR + 6.330%)(2)	03/25/40	912,484	149,376
Fannie Mae (11-111-DB) 4.00%	11/25/41	2,484,746	2,789,637
Fannie Mae (18-38-LA) 3.00%	06/25/48	2,275,337	2,383,228
Fannie Mae (18-43-CT) 3.00%	06/25/48	1,747,117	1,861,189
Fannie Mae, Pool #254634 5.50%	02/01/23	3,390	3,778
Fannie Mae, Pool #596686 6.50%	11/01/31	10,270	11,791
Fannie Mae, Pool #679263 4.50%	11/01/24	4,829	5,233
Fannie Mae, Pool #727575 5.00%	06/01/33	27,946	30,467
Fannie Mae, Pool #748751 5.50%	10/01/33	38,309	40,288
Fannie Mae, Pool #AB2127 3.50%	01/01/26	476,677	508,199
Fannie Mae, Pool #AL0209 4.50%	05/01/41	489,415	561,993
Fannie Mae, Pool #AL0851 6.00%	10/01/40	465,666	545,928
Fannie Mae, Pool #AS9830 4.00%	06/01/47	1,505,149	1,625,408
Fannie Mae, Pool #CA1710 4.50%	05/01/48	3,245,476	3,530,310
Fannie Mae, Pool #CA1711 4.50%	05/01/48	2,354,624	2,566,207
Fannie Mae, Pool #CA2208 4.50%	08/01/48	2,060,536	2,242,296
Fannie Mae, Pool #CA2327 4.00%	09/01/48	823,798	913,709
Fannie Mae, Pool #FM2870 3.00%	03/01/50	3,023,088	3,254,853
Fannie Mae, Pool #MA1146 4.00%	08/01/42	1,258,627	1,379,235
Fannie Mae, Pool #MA1561 3.00%	09/01/33	2,093,979	2,238,777
Fannie Mae, Pool #MA1584 3.50%	09/01/33	3,122,121	3,395,188
Fannie Mae, Pool #MA3182 3.50%	11/01/47	727,321	777,765
Fannie Mae, Pool #MA3846 3.00%	11/01/49	2,483,803	2,577,139
Fannie Mae, Pool #MA4093 2.00%	08/01/40	6,463,009	6,687,704
Freddie Mac, Pool #ZM1779 3.00%	09/01/46	2,290,160	2,431,940
Freddie Mac (2439-KZ) 6.50%	04/15/32	97,771	115,293
Freddie Mac (2575-FD) (PAC) 0.58% (1 mo. USD LIBOR + 0.450%)(2)	02/15/33	237,903	240,573
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	121,763	131,605
Freddie Mac (3315-S) (I/O) (I/F) 6.28% (-1.00 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	16,284	2,287
Freddie Mac (3339-JS) (I/F) 42.01% (-1.00 x 1 mo. USD LIBOR + 42.835%)(2)	07/15/37	345,679	761,523
Freddie Mac (3351-ZC) 5.50%	07/15/37	239,601	280,290
Freddie Mac (3380-SM) (I/O) (I/F) 6.28% (-1.00 x 1 mo. USD LIBOR + 6.410%)(2)	10/15/37	350,880	80,904
Freddie Mac (3382-FL) 0.83% (1 mo. USD LIBOR + 0.700%)(2)	11/15/37	111,046	110,578
Freddie Mac (3439-SC) (I/O) (I/F) 5.77% (-1.00 x 1 mo. USD LIBOR + 5.900%)(2)	04/15/38	1,505,772	259,021
Freddie Mac (3578-DI) (I/O) (I/F) 6.52% (-1.00 x 1 mo. USD LIBOR + 6.650%)(2)	04/15/36	561,847	109,322
Freddie Mac (4818-CA) 3.00%	04/15/48	1,187,616	1,250,893
Freddie Mac, Pool #A97179 4.50%	03/01/41	1,455,716	1,673,247
Freddie Mac, Pool #C90526 5.50%	02/01/22	1,056	1,069
Freddie Mac, Pool #G06360 4.00%	03/01/41	1,806,939	2,050,974
Freddie Mac, Pool #G06498 4.00%	04/01/41	1,309,040	1,448,791
Freddie Mac, Pool #G06499 4.00%	03/01/41	870,167	967,703
Freddie Mac, Pool #G07849 3.50%	05/01/44	1,061,047	1,174,303
Freddie Mac, Pool #G07924 3.50%	01/01/45	1,812,387	1,993,226
Freddie Mac, Pool #G08710 3.00%	06/01/46	2,503,886	2,659,694
Freddie Mac, Pool #G08711 3.50%	06/01/46	4,382,063	4,717,999
Freddie Mac, Pool #G08715 3.00%	08/01/46	4,720,737	5,014,491
Freddie Mac, Pool #G08716 3.50%	08/01/46	3,012,038	3,242,945
Freddie Mac, Pool #G08721 3.00%	09/01/46	3,837,243	4,076,020
Freddie Mac, Pool #G08722 3.50%	09/01/46	1,178,022	1,268,331
Freddie Mac, Pool #G08726 3.00%	10/01/46	3,669,118	3,897,433

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac, Pool #G08732 3.00%	11/01/46	$3,644,218	$3,870,984
Freddie Mac, Pool #G08792 3.50%	12/01/47	3,409,071	3,639,897
Freddie Mac, Pool #G08816 3.50%	06/01/48	720,592	766,808
Freddie Mac, Pool #G08826 5.00%	06/01/48	709,031	783,889
Freddie Mac, Pool #G08843 4.50%	10/01/48	2,718,979	2,953,861
Freddie Mac, Pool #G16584 3.50%	08/01/33	2,693,792	2,868,407
Freddie Mac, Pool #G18592 3.00%	03/01/31	1,212,998	1,290,362
Freddie Mac, Pool #G18670 3.00%	12/01/32	843,302	894,274
Freddie Mac, Pool #G18713 3.50%	11/01/33	1,847,348	1,967,096
Freddie Mac, Pool #G60038 3.50%	01/01/44	1,654,696	1,804,817
Freddie Mac, Pool #G60344 4.00%	12/01/45	859,805	954,400
Freddie Mac, Pool #G67700 3.50%	08/01/46	1,328,940	1,462,070
Freddie Mac, Pool #G67703 3.50%	04/01/47	8,038,995	8,834,269
Freddie Mac, Pool #G67706 3.50%	12/01/47	5,336,575	5,857,718
Freddie Mac, Pool #G67707 3.50%	01/01/48	9,992,984	11,087,066
Freddie Mac, Pool #G67708 3.50%	03/01/48	9,946,567	10,850,401
Freddie Mac, Pool #G67710 3.50%	03/01/48	8,247,731	8,940,439
Freddie Mac, Pool #G67711 4.00%	03/01/48	2,888,927	3,196,773
Freddie Mac, Pool #G67718 4.00%	01/01/49	3,126,049	3,420,155
Freddie Mac, Pool #Q05261 3.50%	12/01/41	1,600,808	1,781,049
Freddie Mac, Pool #Q20178 3.50%	07/01/43	2,908,481	3,266,778
Freddie Mac, Pool #SD7513 3.50%	04/01/50	932,698	1,025,865
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	2,128,373	2,329,248
Ginnie Mae (08-27-SI) (I/O) (I/F) 6.34% (-1.00 x 1 mo. USD LIBOR + 6.470%)(2)	03/20/38	232,706	54,690
Ginnie Mae (08-81-S) (I/O) (I/F) 6.07% (-1.00 x 1 mo. USD LIBOR + 6.200%)(2)	09/20/38	909,924	207,850
Ginnie Mae (10-1-S) (I/O) (I/F) 5.62% (-1.00 x 1mo. USD LIBOR + 5.750%)(2)	01/20/40	1,391,702	147,315
Ginnie Mae (18-124-NW) 3.50%	09/20/48	1,660,780	1,782,482
Ginnie Mae, Pool #608259 4.50%	08/15/33	31,979	35,671
Ginnie Mae, Pool #782114 5.00%	09/15/36	93,867	108,249
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	863,744	919,183
Ginnie Mae, Pool #MA4127 3.50%	12/20/46	2,567,474	2,760,297
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	431,204	443,546
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	1,964,084	2,112,060
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	1,909,535	2,053,401
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	1,906,297	2,049,919
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	4,969,407	5,288,364
Ginnie Mae II, Pool #MA4196 3.50%	01/20/47	1,598,001	1,710,905
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	638,296	704,080
Ginnie Mae II, Pool #MA4510 3.50%	06/20/47	840,853	897,371
Ginnie Mae II, Pool #MA4589 5.00%	07/20/47	1,665,682	1,858,237
Ginnie Mae II, Pool #MA4722 5.00%	09/20/47	562,458	625,721
Ginnie Mae II, Pool #MA4777 3.00%	10/20/47	649,356	690,608
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	2,534,181	2,694,962
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	5,589,209	5,968,772
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	1,683,045	1,823,105
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	2,860,909	3,094,758
Ginnie Mae II, Pool #MA5078 4.00%	03/20/48	2,269,747	2,452,321
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	4,578,071	4,991,088
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	148,181	160,011
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	285,178	309,264
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	2,441,838	2,527,619
Ginnie Mae II TBA, 30 Year
2.00%(4)	05/30/50	31,800,000	32,960,571
2.50%(4)	03/02/50	21,950,000	23,055,756
Uniform Mortgage-Backed Securities TBA, 15 Year
1.50%(4)	10/30/35	7,400,000	7,588,283
1.50%(4)	10/30/35	12,750,000	13,051,158
2.00%(4)	06/30/35	17,250,000	18,000,095
2.00%(4)	08/30/50	16,700,000	17,243,557
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(4)	08/30/50	119,950,000	123,660,952
2.50%(4)	06/30/50	1,750,000	1,843,790
2.50%(4)	06/30/50	43,275,000	45,517,455

Total Residential Mortgage-Backed Securities—Agency (Cost: $498,057,667)			509,766,596

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.9%
Aames Mortgage Investment Trust (06-1-A4) 0.69% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	3,413,406	3,389,156
Aegis Asset Backed Securities Trust (05-5-2A) 0.63% (1 mo. USD LIBOR + 0.250%)(2)	12/25/35	1,429,595	1,431,341

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Ajax Mortgage Loan Trust (19-F-A1) 2.86%(1)	07/25/59		$3,866,439		$4,012,185
Banc of America Funding Trust (15-R2-9A1) 0.35% (1 mo. USD LIBOR + 0.215%)(1),(2)	03/27/36		187,979		189,522
Centex Home Equity (02-C-AF6) 4.50%(3)	09/25/32		167		167
CIM Trust (17-7-A) 3.00%(1),(3)	04/25/57		3,523,795		3,602,319
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%(5)	08/25/35		255,216		201,281
Conseco Financial Corp. (98-6-A8) 6.66%(3)	06/01/30		109,036		110,146
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33		6,869		7,256
CSMC Series, Ltd. (10-3R-2A3) 4.31%(1),(3)	12/26/36		1,858,484		1,889,202
CSMC Series, Ltd. (15-5R-1A1) 1.54%(1),(3)	09/27/46		1,738,136		1,743,999
CSMC Trust (14-7R-8A1) 3.18%(1),(3)	07/27/37		914,974		915,161
CSMC Trust (18-RPL9-A) 3.85%(1),(3)	09/25/57		3,981,947		4,295,845
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(1)	10/25/57		4,052,495		4,195,113
GSAA Home Equity Trust (05-11-2A2) 0.77% (1 mo. USD LIBOR + 0.320%)(2)	10/25/35		1,487,502		1,511,564
Indymac Index Mortgage Loan Trust (05-AR6-2A1) 0.61% (1 mo. USD LIBOR + 0.480%)(2)	04/25/35		660,671		589,054
Mid-State Trust (04-1-B) 8.90%	08/15/37		736,596		833,336
Morgan Stanley Capital, Inc. (04-WMC2-M1) 1.05% (1 mo. USD LIBOR + 0.915%)(2)	07/25/34		914,331		874,133
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.62%(3)	04/25/34		128,896		139,149
New Century Home Equity Loan Trust (05-D-A1) 0.35% (1 mo. USD LIBOR + 0.220%)(2)	02/25/36		3,694,130		3,676,902
Nomura Resecuritization Trust (15-5R-2A1) 2.97%(1),(3)	03/26/35		296,242		298,706
Option One Mortgage Loan Trust (05-2-M1) 0.79% (1 mo. USD LIBOR + 0.660%)(2)	05/25/35		2,183,420		2,182,945
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 0.96% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35		10,000,000		9,914,593
RASC Series Trust (06-KS7-A4) 0.37% (1 mo. USD LIBOR + 0.240%)(2)	09/25/36		1,530,097		1,521,584
Structured Asset Investment Loan Trust (04-6-A3) 0.93% (1 mo. USD LIBOR + 0.800%)(2)	07/25/34		2,746,738		2,536,372
Structured Asset Securities Corp. (03-34A-5A4) 2.47%(3)	11/25/33		266,519		270,110
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 0.65% (1 mo. USD LIBOR + 0.260%)(2)	11/25/45		6,004,099		5,686,546
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 3.58%(3)	03/25/35		852,675		884,748
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%(5)	07/25/37		66,465		66,937
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 1.14% (1 mo. USD LIBOR + 1.005%)(2)	11/25/35		4,087,681		4,068,750
Wells Fargo Home Equity Trust (04-2-A33) 1.13% (1 mo. USD LIBOR + 1.000%)(2)	10/25/34		3,823,867		3,786,348

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $63,333,837)					64,824,470

U.S. TREASURY SECURITIES—42.5%
U.S. Treasury Note
0.13%	10/31/22		19,235,000		19,239,508
0.13%	11/30/22		150,508,000		150,552,094
0.13%	12/31/22		95,360,000		95,386,075
0.13%	01/31/23		85,505,000		85,526,710
0.38%	12/31/25		116,000,000		115,732,656
0.38%	01/31/26		115,850,000		115,525,346
0.88%	11/15/30		32,361,000		31,756,759
1.63%	11/15/50		92,852,000		88,281,941

Total U.S. Treasury Securities (Cost: $705,994,290)					702,001,089

Total Fixed Income Securities (Cost: $1,668,759,638)					1,714,288,204

PURCHASED SWAPTIONS (0.0%) (Cost: $194,110)				(6)	199,594

		Shares

MONEY MARKET INVESTMENTS—11.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%, 0.03%(7)			195,946,526		195,946,526

Total Money Market Investments (Cost: $195,946,526)					195,946,526

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—13.2%

FOREIGN GOVERNMENT BONDS—2.9%
Japan Treasury Discount Bill
0.00%	03/22/21	JPY	1,680,000,000		16,039,090
0.00%	04/05/21	JPY	1,690,000,000		16,134,560
0.00%	03/15/21	JPY	1,680,000,000		16,056,641

Total Foreign Government Bonds (Cost: $48,530,332)					48,230,291

U.S. TREASURY SECURITIES—10.3%
U.S. Treasury Bill
0.02%(8)	02/16/21		35,000,000		34,999,526
0.00%(8)	02/04/21		10,000,000		9,999,967
0.00%(8)	02/02/21		25,000,000		24,999,990
0.02%(8)	02/09/21		70,000,000		69,999,380
0.03%(8)	03/02/21		30,000,000		29,998,912
Total U.S. Treasury Securities (Cost: $169,996,246)					169,997,775

Total Short Term Investments (Cost: $218,526,578)					218,228,066

Total Investments (129.0%) (Cost: $2,083,426,852)					2,128,662,390

Liabilities In Excess Of Other Assets (-29.0%)					(478,374,453)

Net Assets (100.0%)					$1,650,287,937

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

PURCHASED SWAPTIONS—OTC

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
3 Year 30 Year Interest Rate Swap	Citibank N.A.	$2.75	1/19/24	6,580,000	6,580,000	$199,594	$194,110	$5,484

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
12	U.S. Ultra Long Bond Futures	03/22/21	$2,598,401	$2,456,625	$(141,776)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(9)
Goldman Sachs & Co.	JPY	1,680,000,000	03/22/21	$16,164,493	$16,054,495	$109,998
Goldman Sachs & Co.	JPY	1,680,000,000	03/15/21	16,143,058	16,053,168	89,890
Goldman Sachs & Co.	JPY	1,690,000,000	04/05/21	16,288,058	16,152,683	135,375

				$48,595,609	$48,260,346	$335,263

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $155,102,570 or 9.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	See options table for description of purchased options.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(8)	Rate shown represents yield-to-maturity.
(9)	Fund sells foreign currency, buys U.S. Dollar.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
U.S. Treasury Securities	52.8%
Residential Mortgage-Backed Securities—Agency	30.9
Corporate Bonds	19.7
Money Market Investments	11.9
Residential Mortgage-Backed Securities—Non-Agency	3.9
Asset-Backed Securities	3.7
Foreign Government Bonds	2.9
Municipal Bonds	1.4
Commercial Mortgage-Backed Securities—Non-Agency	1.2
Commercial Mortgage-Backed Securities—Agency	0.6
Other*	(29.0)

Total	100.0%

*	Includes futures, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$325,159,173	$—	$325,159,173
Municipal Bonds	—	22,292,282	—	22,292,282
Asset-Backed Securities	—	60,800,394	—	60,800,394
Commercial Mortgage-Backed Securities—Agency	—	9,189,061	—	9,189,061
Commercial Mortgage-Backed Securities—Non-Agency	—	20,255,139	—	20,255,139
Residential Mortgage-Backed Securities—Agency	—	509,766,596	—	509,766,596
Residential Mortgage-Backed Securities—Non-Agency	—	64,824,470	—	64,824,470
U.S. Treasury Securities	702,001,089	—	—	702,001,089

Total Fixed Income Securities	702,001,089	1,012,287,115	—	1,714,288,204
Purchased Options	—	199,594	—	199,594
Money Market Investments	195,946,526	—	—	195,946,526
Short-Term Investments	169,997,775	48,230,291	—	218,228,066

Total Investments	$1,067,945,390	$1,060,717,000	$—	$2,128,662,390

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	335,263	—	335,263

Total	$1,067,945,390	$1,061,052,263	$—	$2,128,997,653

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(141,776)	$—	$—	$(141,776)

Total	$(141,776)	$—	$—	$(141,776)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —94.9% of Net Assets
Angola—2.6%
Angolan Government International Bond
8.25%(1)	05/09/28	$85,874,000	$86,097,272
9.13%(1)	11/26/49	60,380,000	58,868,145
9.38%(1)	05/08/48	53,005,000	52,632,309

Total Angola (Cost: $185,324,767)			197,597,726

Argentina—1.2%
Argentine Republic Government International Bond
0.13%	07/09/30	54,243,034	20,883,568
0.13%	07/09/35	157,680,077	54,320,786
1.00%	07/09/29	10,729,397	4,474,159
MercadoLibre, Inc. 3.13%	01/14/31	9,475,000	9,552,695

Total Argentina (Cost: $117,311,937)			89,231,208

Bahrain—2.6%
Bahrain Government International Bond
5.25%(1)	01/25/33	52,560,000	52,494,300
5.63%(1)	09/30/31	30,673,000	31,626,746
6.00%(2)	09/19/44	25,715,000	25,519,566
6.75%(2)	09/20/29	10,333,000	11,669,832
7.50%(2)	09/20/47	25,515,000	28,824,296
Oil and Gas Holding Co. BSCC (The) 7.50%(2)	10/25/27	38,140,000	43,360,412

Total Bahrain (Cost: $187,014,812)			193,495,152

Brazil—5.9%
Amaggi Luxembourg International Sarl 5.25%(1)	01/28/28	13,300,000	13,523,839
Andrade Gutierrez International S.A. 9.50%(1)	12/30/24	10,221,000	6,410,202
Banco do Brasil S.A. 6.25% (10-year U.S. Treasury Constant Maturity Rate + 4.398%)(2),(3),(4)	10/29/49	36,842,000	36,956,210
Brazilian Government International Bond 3.88%	06/12/30	100,190,000	103,371,033
4.75%	01/14/50	88,381,000	88,822,905
CSN Islands XII Corp. 7.00%(2),(4)	09/29/49	20,188,000	19,772,127
Globo Comunicacao e Participacoes S.A. 4.88%(1)	01/22/30	14,096,000	14,814,896
Klabin Austria GmbH 7.00%(1)	04/03/49	15,175,000	19,025,656
MV24 Capital B.V. 6.75%(1)	06/01/34	22,122,123	24,107,583
Petrobras Global Finance B.V. 6.85%	06/05/15	63,998,000	75,013,656
Suzano Austria GmbH 3.75%	01/15/31	18,055,000	19,187,049
Usiminas International S.A.R.L. 5.88%(1)	07/18/26	20,038,000	21,538,846

Total Brazil (Cost: $423,260,863)			442,544,002

Cayman Islands—0.2% (Cost: $13,725,000)
Oryx Funding, Ltd. 5.80%(1)	02/03/31	13,725,000	14,066,066

Chile—2.1%
AES Gener S.A. 7.13% (USD 5-Year Swap rate + 4.644%)(1), (3)	03/26/79	28,054,000	30,915,508
Chile Government International Bond
2.45%	01/31/31	52,356,000	55,282,700
2.55%	01/27/32	35,849,000	37,999,940
3.10%	01/22/61	32,205,000	32,667,947

Total Chile (Cost: $152,121,729)			156,866,095

China—3.9%
AIA Group, Ltd. 3.20%(1)	09/16/40	10,670,000	11,139,747
China Evergrande Group 8.25%(2)	03/23/22	37,246,000	35,707,740
Easy Tactic Ltd. 5.75%(2)	01/13/22	10,175,000	9,818,875
8.13%(2)	02/27/23	31,920,000	30,164,400
Fantasia Holdings Group Co. Ltd. 10.88%(2)	01/09/23	14,500,000	14,830,600
12.25%(2)	10/18/22	900,000	943,875
Kaisa Group Holdings, Ltd. 8.50%(2)	06/30/22	33,660,000	34,028,156
Meituan 3.05%(1)	10/28/30	22,845,000	23,822,235
New Metro Global Ltd. 6.80%(2)	08/05/23	5,656,000	5,967,080
Ronshine China Holdings, Ltd. 8.75%(2)	10/25/22	17,571,000	18,057,717
Sunac China Holdings, Ltd. 6.50%(2)	07/09/23	22,100,000	22,632,610
7.88%(2)	02/15/22	10,580,000	10,810,644
Tencent Holdings, Ltd. 2.39%(1)	06/03/30	33,165,000	33,560,796
3.24%(1)	06/03/50	29,396,000	29,510,644
Yuzhou Properties Co. Ltd. 6.00%(2)	10/25/23	9,475,000	9,658,177

Total China (Cost: $280,893,067)			290,653,296

Colombia—1.7%
Bancolombia S.A. 4.63% (5-year U.S. Treasury Constant Maturity Rate + 2.944%)(3)	12/18/29	39,392,000	40,770,326
Ecopetrol S.A. 5.88%	05/28/45	30,518,000	34,901,911
Empresas Publicas de Medellin ESP 4.38%(1)	02/15/31	17,640,000	18,748,849
Geopark, Ltd. 5.50%(1)	01/17/27	9,650,000	9,743,605
Grupo Aval, Ltd. 4.38%(1)	02/04/30	25,590,000	26,471,447

Total Colombia (Cost: $119,293,312)			130,636,138

Costa Rica—0.8%
Costa Rica Government International Bond
4.25%(2)	01/26/23	8,160,000	8,080,032
4.38%(2)	04/30/25	8,197,000	8,046,544
5.63%(2)	04/30/43	18,085,000	16,267,457
6.13%(1)	02/19/31	10,330,000	10,394,563
7.00%(2)	04/04/44	14,785,000	14,598,709

Total Costa Rica (Cost: $56,672,166)			57,387,305

Dominican Republic—3.1%
Dominican Republic International Bond
4.50%(1)	01/30/30	49,501,000	51,807,747
4.88%(1)	09/23/32	47,840,000	51,069,200
5.30%(1)	01/21/41	33,274,000	34,371,002

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Dominican Republic (Continued)
5.88%(1)	01/30/60		$46,055,000	$48,449,860
6.40%(1)	06/05/49		40,993,000	45,873,729

Total Dominican Republic (Cost: $210,126,250)				231,571,538

Ecuador—1.5%
Ecuador Government International Bond
0.00%(1),(5)	07/31/30		8,119,397	3,540,818
0.50%(1)	07/31/30		44,480,411	24,026,374
0.50%(1)	07/31/35		127,726,829	59,214,158
0.50%(1)	07/31/40		59,789,995	26,419,704

Total Ecuador (Cost: $140,051,988)				113,201,054

Egypt—3.9%
Egypt Government International Bond
6.59%(2)	02/21/28		23,825,000	25,942,376
7.05%(1)	01/15/32		75,635,000	81,057,651
7.60%(2)	03/01/29		31,750,000	35,858,609
7.63%(1)	05/29/32		58,704,000	65,237,755
8.50%(2)	01/31/47		41,039,000	45,294,744
8.70%(1)	03/01/49		33,772,000	37,735,482

Total Egypt (Cost: $269,484,303)				291,126,617

El Salvador—0.2% (Cost: $15,459,896)
El Salvador Government International Bond 5.88%(2)	01/30/25		18,111,000	17,667,281

Ghana—1.9%
Ghana Government International Bond
8.13%(2)	01/18/26		54,245,000	61,597,910
8.13%(2)	03/26/32		26,820,000	28,144,908
8.95%(1)	03/26/51		50,090,000	51,437,421

Total Ghana (Cost: $133,130,822)				141,180,239

Guatemala—0.5%
Banco Industrial SA 4.88% (U.S. 5 year Treasury Constant Maturity Rate + 4.442%)(1),(3)	01/29/31		9,950,000	10,211,188
Guatemala Government Bond
5.38%(1)	04/24/32		8,000,000	9,520,000
6.13%(1)	06/01/50		13,360,000	16,610,488

Total Guatemala (Cost: $31,308,931)				36,341,676

India—0.9%
Adani Ports & Special Economic Zone, Ltd.
4.20%(1)	08/04/27		24,020,000	26,196,212
4.38%(1)	07/03/29		17,685,000	19,458,010
Network i2i, Ltd. 5.65% (5-year U.S. Treasury Constant Maturity Rate + 4.274%)(2),(3),(4)	01/15/25		23,435,000	24,916,092

Total India (Cost: $65,846,546)				70,570,314

Indonesia—4.7%
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25		36,140,000	39,970,840
5.45%(1)	05/15/30		35,250,000	41,760,675
6.53%(1)	11/15/28		37,763,000	47,225,275
Indonesia Government International Bond
3.85%	10/15/30		23,975,000	27,751,062
4.20%	10/15/50		18,585,000	22,252,634
Minejesa Capital B.V. 5.63%(1)	08/10/37		41,725,000	45,712,658
Perusahaan Penerbit SBSN Indonesia III 3.80%(1)	06/23/50		63,118,000	68,400,977
4.15%(2)	03/29/27		54,470,000	62,139,376

Total Indonesia (Cost: $326,896,832)				355,213,497

Iraq—0.9% (Cost: $63,074,367)
Iraq International Bond 5.80%(2)	01/15/28		71,326,500	67,363,600

Israel—1.2%
Leviathan Bond Ltd.
5.75%(1)	06/30/23		17,420,000	18,576,253
6.13%(1)	06/30/25		21,295,700	23,638,227
6.50%(1)	06/30/27		28,042,000	31,662,923
6.75%(1)	06/30/30		15,060,240	17,198,794

Total Israel (Cost: $82,667,967)				91,076,197

Ivory Coast—1.2%
Ivory Coast Government International Bond
4.88%(1)	01/30/32	EUR	29,155,000	36,545,008
6.88%(1)	10/17/40	EUR	40,264,000	55,214,764

Total Ivory Coast (Cost: $81,324,392)				91,759,772

Kazakhstan—1.9%
KazMunayGas National Co. JSC
3.50%(1)	04/14/33		$65,164,000	70,421,431
5.38%(1)	04/24/30		39,476,000	48,581,929
5.75%(2)	04/19/47		16,070,000	20,746,370

Total Kazakhstan (Cost: $123,780,764)				139,749,730

Kenya—1.6%
Kenya Government International Bond
7.00%(2)	05/22/27		49,990,000	55,363,925
8.00%(1)	05/22/32		39,987,000	46,228,371
8.25%(2)	02/28/48		14,640,000	16,598,100

Total Kenya (Cost: $107,900,629)				118,190,396

Lebanon—0.2% (Cost: $38,908,368)
Lebanon Government International Bond 8.25%(6)	05/17/34		139,956,000	18,572,161

Mexico—5.9%
Banco Mercantil del Norte S.A. 6.88% (5-year U.S. Treasury Constant Maturity Rate + 5.035%)(1),(3),(4)	07/06/22		14,020,000	14,528,365
Banco Mercantil del Norte S.A. 7.50% (10-year U.S. Treasury Constant Maturity Rate + 5.470%)(1),(3),(4)	06/27/29		20,074,000	21,984,167
Cemex SAB de CV
3.88%(1)	07/11/31		16,855,000	16,918,206
5.20%(1)	09/17/30		20,180,000	22,034,038
7.38%(1)	06/05/27		26,550,000	30,061,238
Mexico Government International Bond
2.66%	05/24/31		21,500,000	21,436,172
3.77%	05/24/61		69,500,000	67,078,359
Petroleos Mexicanos
5.35%	02/12/28		30,264,000	29,023,176
5.95%	01/28/31		80,135,000	76,136,263
6.49%	01/23/27		19,520,000	20,178,800
6.50%	03/13/27		61,405,000	63,661,634

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Mexico (Continued)
6.63%	06/15/35		$64,646,000	$60,864,209

Total Mexico (Cost: $422,129,475)				443,904,627

Mongolia—0.1% (Cost: $8,282,656)
Development Bank of Mongolia LLC 7.25%(1)	10/23/23		8,475,000	9,184,029

Morocco—0.4%
Morocco Government International Bond 3.00%(1)	12/15/32		18,300,000	18,477,281
4.00%(1)	12/15/50		13,490,000	13,780,845

Total Morocco (Cost: $31,730,078)				32,258,126

Nigeria—3.1%
Nigeria Government International Bond 7.14%(1)	02/23/30		55,530,000	59,710,298
7.63%(2)	11/28/47		54,765,000	57,135,298
7.70%(1)	02/23/38		72,232,000	76,103,184
7.88%(2)	02/16/32		38,788,000	42,550,436

Total Nigeria (Cost: $218,347,877)				235,499,216

Oman—3.9%
Oman Government International Bond 4.88%(1)	02/01/25		10,941,000	11,464,800
5.38%(2)	03/08/27		37,705,000	39,147,593
5.63%(2)	01/17/28		64,164,000	66,647,147
6.00%(2)	08/01/29		39,930,000	41,984,598
6.25%(1)	01/25/31		28,352,000	30,194,880
6.50%(2)	03/08/47		47,295,000	46,236,065
7.00%(1)	01/25/51		23,952,000	24,354,394
7.38%(1)	10/28/32		30,880,000	35,212,464

Total Oman (Cost: $273,933,620)				295,241,941

Pakistan—0.7% (Cost: $51,974,828)
Pakistan Government International Bond 6.88%(2)	12/05/27		50,513,000	54,225,706

Panama—4.2%
AES Panama Generation Holdings SRL 4.38%(1)	05/31/30		16,245,000	17,473,528
C&W Senior Financing DAC 6.88%(1)	09/15/27		31,884,000	34,064,866
Global Bank Corp. 5.25% (3 mo. USD LIBOR + 3.300%)(1)	04/16/29		34,755,000	38,282,632
Panama Government International Bond 2.25%	09/29/32		115,394,000	116,663,334
3.16%	01/23/30		70,589,000	76,898,598
3.87%	07/23/60		28,852,000	32,075,309

Total Panama (Cost: $305,663,902)				315,458,267

Paraguay—0.7%
Banco Continental SAECA 2.75%(1)	12/10/25		13,300,000	13,088,530
Paraguay Government International Bond 5.40%(1)	03/30/50		14,230,000	17,751,925
5.60%(2)	03/13/48		18,392,000	23,247,672

Total Paraguay (Cost: $44,814,791)				54,088,127

Peru—2.7%
Banco de Credito del Peru 3.13% (U.S. 5-year Treasury Constant Maturity Rate + 3.000%)(1),(3)	07/01/30		11,407,000	11,749,438
Nexa Resources S.A. 5.38%(2)	05/04/27		17,923,000	19,657,050
6.50%(1)	01/18/28		17,025,000	19,823,484
Peruvian Government International Bond 1.86%	12/01/32		41,710,000	41,351,294
2.78%	12/01/60		29,250,000	28,410,525
2.78%	01/23/31		56,415,000	60,892,941
3.23%	07/28/21		19,150,000	18,403,150

Total Peru (Cost: $194,365,161)				200,287,882

Qatar—2.0%
Qatar Government International Bond 3.75%(1)	04/16/30		67,000,000	78,155,500
4.40%(1)	04/16/50		54,674,000	69,948,549

Total Qatar (Cost: $132,072,844)				148,104,049

Romania—1.9%
Romanian Government International Bond 2.63%(1)	12/02/40	EUR	55,268,000	70,082,692
3.00%(1)	02/14/31		$64,832,000	68,935,866
4.00%(1)	02/14/51		6,932,000	7,406,246

Total Romania (Cost: $141,494,234)				146,424,804

Saudi Arabia—6.0%
Saudi Arabian Oil Co. 2.25%(1)	11/24/30		76,050,000	76,384,620
3.25%(1)	11/24/50		37,855,000	37,145,219
3.50%(1)	11/24/70		80,793,000	78,845,888
Saudi Government International Bond 2.25%(1)	02/02/33		44,975,000	44,491,519
2.75%(1)	02/03/32		117,730,000	122,651,114
3.45%(1)	02/02/61		52,375,000	51,996,067
3.75%(2)	01/21/55		34,035,000	36,077,100

Total Saudi Arabia (Cost: $450,023,171)				447,591,527

Senegal—0.4% (Cost: $25,394,959)
Senegal Government International Bond 4.75%(2)	03/13/28	EUR	21,915,000	28,280,580

South Africa—3.6%
Eskom Holdings SOC, Ltd. 6.35%(2)	08/10/28		$37,160,000	41,285,689
6.75%(2)	08/06/23		65,196,000	68,374,305
7.13%(2)	02/11/25		16,130,000	17,292,973
Prosus NV 4.03%(1)	08/03/50		20,350,000	20,422,201
South Africa Government Bond 4.30%	10/12/28		59,895,000	61,104,879
5.75%	09/30/49		29,411,000	28,426,467
South Africa Government International Bond 5.00%	10/12/46		36,210,000	32,951,100

Total South Africa (Cost: $259,779,650)				269,857,614

Sri Lanka—0.2% (Cost: $20,935,974)
Sri Lanka Government Bond 6.75%(2)	04/18/28		24,243,000	14,738,986

Thailand—0.6% (Cost: $42,233,765)
Bangkok Bank PCL/Hong Kong 5.00% (U.S. 5-year Treasury Constant Maturity Rate + 4.729%)(1),(3),(4)	09/23/25		42,185,000	44,530,486

Turkey—4.8%
Turkey Government International Bond 4.75%	01/26/26		37,590,000	38,225,271
4.88%	10/09/26		79,090,000	80,402,894

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Turkey (Continued)
5.25%	03/13/30	$38,554,000	$38,449,904
5.75%	05/11/47	61,880,000	56,796,558
5.88%	06/26/31	63,850,000	65,235,545
6.88%	03/17/36	60,157,000	64,405,588
Yapi ve Kredi Bankasi AS
7.88% (U.S. 5 year Treasury Constant Maturity Rate + 7.415%)(1),(3)	01/22/31	18,895,000	19,414,613

Total Turkey (Cost: $347,487,050)			362,930,373

Ukraine—3.7%
Metinvest B.V.
7.75%(1)	10/17/29	17,330,000	18,720,906
Ukraine Government International Bond
0.00%(2),(5),(7)	05/31/40	86,205,000	97,497,855
7.75%(2)	09/01/22	29,205,000	31,068,279
7.75%(2)	09/01/26	44,840,000	50,491,633
7.75%(2)	09/01/27	68,981,000	77,349,913

Total Ukraine (Cost: $232,530,714)			275,128,586

United Arab Emirates—3.5%
Abu Dhabi Government International Bond
1.70%(2)	03/02/31	83,878,000	83,144,067
3.13%(1)	09/30/49	32,090,000	33,719,570
DP World Salaam
6.00% (U.S. 5 year Treasury Constant Maturity Rate + 5.750%)(2),(3),(4)	10/01/25	55,855,000	61,401,402
Galaxy Pipeline Assets Bidco, Ltd.
1.75%(1),(8)	09/30/27	39,770,000	40,316,838
2.63%(1),(8)	03/31/36	42,680,000	43,173,849

Total United Arab Emirates (Cost: $257,123,306)			261,755,726

Uruguay—1.1%
Uruguay Government International Bond
4.38%	01/23/31	13,350,000	16,098,765
4.98%	04/20/55	50,980,000	68,186,260

Total Uruguay (Cost: $63,387,937)			84,285,025

Venezuela—0.2%
Venezuela Government International Bond
8.25%(6),(8)	10/13/24	60,057,200	5,825,548
9.25%(6),(8)	09/15/27	60,955,000	5,912,635
9.25%(6),(8)	05/07/28	49,048,000	4,757,656

Total Venezuela (Cost: $55,533,009)			16,495,839

Vietnam—0.5% (Cost: $33,496,300)
Mong Duong Finance Holdings B.V.
5.13%(1)	05/07/29	33,620,000	34,124,300

Total Fixed Income Securities (Cost: $6,838,315,009)			7,130,456,876

PURCHASED OPTIONS(9) (0.0%) (Cost: $4,335,138)			124,034

SHORT TERM INVESTMENTS—5.6%

MONEY MARKET INVESTMENTS (5.6%)
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(10)		420,488,839	420,488,839

Total Money Market Investments (Cost: $420,488,839)			420,488,839

Total Investments (100.5%) (Cost: $7,263,138,986)			7,551,069,749
Liabilities In Excess Of Other Assets (-0.5%)			(34,347,749)

Total Net Assets (100.0%)			$7,516,722,000

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

PURCHASED OPTIONS—OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
CURRENCY OPTIONS
USD Put / BRL Call	Barclays Capital	5	2/5/21	87,450,000	$87,450,000	$87	$1,201,563	$(1,201,476)
USD Put / RUB Call	Barclays Capital	73	2/10/21	145,477,000	145,477,000	123,947	3,133,575	(3,009,628)

						$124,034	$4,335,138	$(4,211,104)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Standard Chartered Bank	RUB	1,343,925,000	03/01/21	18,100,000	17,757,002	(342,998)

				$18,100,000	$17,757,002	$(342,998)

SELL(12)
Bank of America, N.A.	RUB	1,343,925,000	03/01/21	18,128,297	17,757,002	371,295

				$18,128,297	$17,757,002	$371,295

Notes to the Schedule of Investments:
BRL	Brazilian Real.
EUR	Euro Currency.
RUB	Russian Ruble.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $3,339,596,813 or 44.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2021, the value of these securities amounted to $1,865,182,697 or 24.8% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(4)	Perpetual maturity.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(11)	Fund buys foreign currency, sells U.S. Dollar.
(12)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Agriculture	0.2%
Banks	3.8
Building Materials	0.9
Commercial Services	1.4
Electric	3.8
Engineering & Construction	0.1
Foreign Government Bonds	63.3
Forest Products & Paper	0.3
Insurance	0.1
Internet	1.6
Iron & Steel	0.8
Media	0.2
Mining	2.2
Oil & Gas	11.1
Packaging & Containers	0.3
Pipelines	1.1
Real Estate	2.6
Telecommunications	0.8
Transportation	0.3
Money Market Investments	5.6

Total	100.5%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$13,523,839	$—	$13,523,839
Banks	—	287,171,431	—	287,171,431
Building Materials	—	69,013,481	—	69,013,481
Commercial Services	—	107,055,623	—	107,055,623
Electric	—	287,993,876	—	287,993,876
Engineering & Construction	—	6,410,202	—	6,410,202
Foreign Government Bonds	—	4,738,003,038	16,495,839	4,754,498,877
Forest Products & Paper	—	19,187,049	—	19,187,049
Insurance	—	11,139,747	—	11,139,747
Internet	—	116,868,572	—	116,868,572
Iron & Steel	—	60,031,879	—	60,031,879
Media	—	14,814,896	—	14,814,896
Mining	—	168,437,325	—	168,437,325
Oil & Gas	—	836,085,321	—	836,085,321
Packaging & Containers	—	19,025,656	—	19,025,656
Pipelines	—	83,490,687	—	83,490,687
Real Estate	—	192,619,874	—	192,619,874
Telecommunications	—	58,980,958	—	58,980,958
Transportation	—	24,107,583	—	24,107,583

Total Fixed Income Securities	—	7,113,961,037	16,495,839	7,130,456,876

Currency Options	—	124,034	—	124,034
Money Market Investments	420,488,839	—	—	420,488,839

Total Investments	$420,488,839	$7,114,085,071	$16,495,839	$7,551,069,749

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	371,295	—	371,295

Total	$420,488,839	$7,114,456,366	$16,495,839	$7,551,441,044

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(342,998)	$—	$(342,998)

Total	$—	$(342,998)	$—	$(342,998)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—91.8% of Net Assets

Brazil—8.2%
Brazil Notas do Tesouro Nacional, Series B 6.00%	05/15/35	BRL	1,550,000	$1,249,098
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/23	BRL	76,744,000	15,286,722
10.00%	01/01/25	BRL	20,443,000	4,218,579

Total Brazil (Cost: $22,269,663)				20,754,399

Chile—2.4%
Bonos de la Tesoreria de la Republica
1.50%	03/01/26	CLP	858,984,245	1,355,668
2.00%	03/01/35	CLP	101,913,385	175,708
Bonos de la Tesoreria de la Republica en pesos
4.70%(1),(2)	09/01/30	CLP	2,465,000,000	3,978,265
5.00%	03/01/35	CLP	295,000,000	486,676

Total Chile (Cost: $5,695,552)				5,996,317

China—10.7%
Agricultural Development Bank of China 3.75%	01/25/29	CNY	56,370,000	8,784,255
China Development Bank
3.23%	01/10/25	CNY	54,120,000	8,350,490
3.48%	01/08/29	CNY	15,910,000	2,432,531
China Government Bond
1.99%	04/09/25	CNY	28,000,000	4,153,704
2.36%	07/02/23	CNY	23,000,000	3,516,254

Total China (Cost: $26,019,033)				27,237,234

Colombia—5.9%
Colombian TES 5.75%	11/03/27	COP	3,600,000,000	1,071,695
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	13,228,800,000	3,965,101
7.50%	08/26/26	COP	16,327,000,000	5,321,816
7.75%	09/18/30	COP	9,248,000,000	3,019,566
Empresas Publicas de Medellin ESP 8.38%(2)	11/08/27	COP	5,000,000,000	1,495,767

Total Colombia (Cost: $13,954,182)				14,873,945

Czech Republic—3.2%
Czech Republic Government Bond
0.95%(1)	05/15/30	CZK	26,380,000	1,197,437
1.00%(1)	06/26/26	CZK	56,500,000	2,646,518
2.00%	10/13/33	CZK	66,080,000	3,296,046
2.50%(1)	08/25/28	CZK	19,370,000	996,939

Total Czech Republic (Cost: $7,691,723)				8,136,940

Egypt—0.9%
Egypt Government Bond
14.06%	01/12/26	EGP	23,874,000	1,516,371
14.31%	10/13/23	EGP	13,600,000	874,953

Total Egypt (Cost: $2,412,573)				2,391,324

Hungary—3.2%
Hungary Government Bond
2.25%	04/20/33	HUF	223,300,000	754,068
2.75%	12/22/26	HUF	370,940,000	1,351,195
3.00%	10/27/27	HUF	492,000,000	1,825,856
3.00%	08/21/30	HUF	1,134,220,000	4,212,300

Total Hungary (Cost: $7,586,265)				8,143,419

Indonesia—10.3%
Indonesia Treasury Bond
6.13%	05/15/28	IDR	17,600,000,000	1,262,609
6.63%	05/15/33	IDR	3,330,000,000	239,722
7.00%	05/15/27	IDR	54,560,000,000	4,147,415
7.00%	09/15/30	IDR	16,343,000,000	1,231,840
7.50%	08/15/32	IDR	44,765,000,000	3,406,033
7.50%	06/15/35	IDR	5,800,000,000	443,082
7.50%	05/15/38	IDR	2,100,000,000	157,912
8.13%	05/15/24	IDR	3,313,000,000	257,450
8.38%	03/15/24	IDR	33,683,000,000	2,632,460
8.38%	09/15/26	IDR	68,754,000,000	5,569,417
8.38%	03/15/34	IDR	21,033,000,000	1,710,524
8.38%	04/15/39	IDR	14,400,000,000	1,182,894
9.00%	03/15/29	IDR	45,392,000,000	3,790,216

Total Indonesia (Cost: $23,591,340)				26,031,574

Malaysia—5.5%
Malaysia Government Bond
3.48%	03/15/23	MYR	10,000,000	2,557,205
3.50%	05/31/27	MYR	7,420,000	1,954,805
3.83%	07/05/34	MYR	1,150,000	299,705
3.89%	08/15/29	MYR	15,650,000	4,220,564
3.90%	11/16/27	MYR	4,700,000	1,266,820
4.18%	07/15/24	MYR	6,630,000	1,759,492
4.23%	06/30/31	MYR	5,174,000	1,434,510
4.50%	04/15/30	MYR	1,804,000	508,073

Total Malaysia (Cost: $13,303,115)				14,001,174

Mexico—10.1%
Mexican Bonos
7.75%	11/23/34	MXN	41,760,000	2,413,690
8.00%	09/05/24	MXN	15,516,800	860,228
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	105,815,000	5,501,742
7.50%	06/03/27	MXN	99,900,000	5,652,808
7.75%	05/29/31	MXN	72,155,600	4,172,781
8.50%	05/31/29	MXN	28,830,000	1,741,589
10.00%	12/05/24	MXN	88,500,000	5,245,846

Total Mexico (Cost: $24,510,349)				25,588,684

Peru—2.6%
Peruvian Government Bond
5.40%	08/12/34	PEN	730,000	219,574
Peruvian Government International Bond
6.15%	08/12/32	PEN	10,731,000	3,540,434
6.90%	08/12/37	PEN	4,091,000	1,365,552
6.95%(1)	08/12/31	PEN	4,509,000	1,589,949

Total Peru (Cost: $6,535,385)				6,715,509

Poland—2.5%
Republic of Poland Government Bond
2.50%	04/25/24	PLN	10,000,000	2,895,129
3.25%	07/25/25	PLN	11,250,000	3,405,535

Total Poland (Cost: $6,179,486)				6,300,664

Romania—4.4%
Romania Government Bond

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Romania (Continued)
3.25%	04/29/24	RON	14,860,000	$3,844,732
3.65%	09/24/31	RON	9,860,000	2,624,811
3.65%	07/28/25	RON	1,045,000	277,276
4.25%	06/28/23	RON	2,255,000	591,778
4.75%	02/24/25	RON	3,110,000	855,116
5.00%	02/12/29	RON	4,070,000	1,194,070
5.85%	04/26/23	RON	6,340,000	1,713,202

Total Romania (Cost: $10,055,365)				11,100,985

Russia—7.2%
Russian Federal Bond—OFZ
6.50%	02/28/24	RUB	34,424,000	473,628
6.90%	05/23/29	RUB	164,500,000	2,292,537
7.00%	01/25/23	RUB	221,000,000	3,060,875
7.25%	05/10/34	RUB	62,900,000	883,594
7.40%	07/17/24	RUB	268,000,000	3,792,105
7.65%	04/10/30	RUB	71,700,000	1,047,543
7.75%	09/16/26	RUB	96,000,000	1,393,992
7.95%	10/07/26	RUB	99,715,000	1,460,360
8.15%	02/03/27	RUB	139,500,000	2,069,463
8.50%	09/17/31	RUB	123,500,000	1,916,713

Total Russia (Cost: $19,808,751)				18,390,810

Serbia—0.7% (Cost: $1,729,747)
Serbia Treasury Bond 4.50%	08/20/32	RSD	163,840,000	1,882,446

South Africa—9.1%
South Africa Government Bond
6.25%	03/31/36	ZAR	74,577,526	3,416,636
7.00%	02/28/31	ZAR	32,300,000	1,837,039
8.00%	01/31/30	ZAR	141,250,000	8,962,998
8.25%	03/31/32	ZAR	59,000,000	3,543,724
8.50%	01/31/37	ZAR	37,695,858	2,088,329
8.75%	01/31/44	ZAR	7,942,493	433,764
9.00%	01/31/40	ZAR	49,800,000	2,829,125

Total South Africa (Cost: $21,484,135)				23,111,615

Thailand—4.9%
Thailand Government Bond
1.59%	12/17/35	THB	37,000,000	1,247,079
2.88%	12/17/28	THB	33,200,000	1,259,575
3.30%	06/17/38	THB	239,474,000	9,854,892

Total Thailand (Cost: $11,577,104)				12,361,546

Total Fixed Income Securities (Cost: $224,403,768)				233,018,585

Purchased Options(3) (Cost: $240,308)				8,212

		Shares
MONEY MARKET INVESTMENTS—5.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(4)			13,859,227	13,859,227

Total Money Market Investments (Cost: $13,859,227)				13,859,227

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—3.2%
Foreign Government Bonds—3.2%

Egypt—2.5%
Egypt Treasury Bills
0.00%(5)	04/06/21	EGP	$34,775,000	2,167,738
0.00%(5)	04/20/21	EGP	28,000,000	1,732,863
0.00%(5)	04/27/21	EGP	40,875,000	2,535,199

Total Egypt (Cost: $6,423,337)				6,435,800

Uruguay—0.7%
Uruguay Monetary Regulation Bill
0.00%(5)	05/07/21	UYU	59,901,000	1,395,418
0.00%(5)	05/28/21	UYU	15,531,000	360,425

Total Uruguay (Cost: $1,730,995)				1,755,843

Total Foreign Government Bonds (Cost: $8,154,332)				8,191,643

Total Short Term Investments (Cost: $8,154,332)				8,191,643

Total Investments (100.5%) (Cost: $246,657,635)				255,077,667
Liabilities In Excess Of Other Assets (-0.5%)				(1,226,459)

Total Net Assets (100.0%)				$253,851,208

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

PURCHASED OPTIONS—OTC

Description		Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
CURRENCY OPTIONS
USD Put / RUB Call	Barclays Capital	73	2/10/21	9,635,000	$9,635,000	$8,209	$207,538	$(199,329)
USD Put / BRL Call	Barclays Capital	5	2/5/21	2,385,000	2,385,000	3	32,770	(32,767)

						$8,212	$240,308	$(232,096)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(6)
Bank of America, N.A.	BRL	3,214,000	03/04/21	$603,341	$588,174	$(15,167)
Bank of America, N.A.	CZK	38,190,000	03/08/21	1,760,232	1,785,489	25,257
Bank of America, N.A.	INR	188,521,500	05/03/21	2,550,000	2,549,052	(948)
Bank of America, N.A.	PLN	43,670,000	04/07/21	11,796,964	11,750,945	(46,019)
Bank of America, N.A.	RUB	92,980,580	02/10/21	1,211,000	1,231,198	20,198
Bank of America, N.A.	RUB	89,664,000	03/01/21	1,200,000	1,184,712	(15,288)
Bank of America, N.A.	TRY	6,562,928	04/07/21	858,000	875,364	17,364
Barclays Capital	COP	4,145,200,000	03/16/21	1,205,000	1,162,670	(42,330)
Barclays Capital	CZK	77,239,131	03/08/21	3,590,000	3,611,144	21,144
Barclays Capital	MYR	5,204,915	03/02/21	1,280,000	1,286,181	6,181
Barclays Capital	THB	275,000,000	04/07/21	9,169,418	9,186,451	17,033
Barclays Capital	ZAR	9,182,417	02/26/21	608,000	607,935	(65)
BNP Paribas S.A.	CLP	618,540,000	03/16/21	845,000	845,111	111
BNP Paribas S.A.	HUF	708,624,000	02/23/21	2,408,811	2,411,554	2,743
BNP Paribas S.A.	HUF	1,413,774,720	04/06/21	4,800,000	4,809,886	9,886
BNP Paribas S.A.	INR	164,829,225	02/26/21	2,215,000	2,252,509	37,509
Citibank N.A.	HUF	148,134,850	04/06/21	500,000	503,978	3,978
Citibank N.A.	MXN	19,715,150	03/22/21	980,000	969,899	(10,101)
Goldman Sachs & Co.	MYR	18,319,050	03/02/21	4,500,000	4,526,802	26,802
JP Morgan Chase Bank	TRY	41,438,520	04/07/21	5,452,000	5,527,076	75,076
JP Morgan Chase Bank	ZAR	9,287,960	02/26/21	605,000	614,923	9,923
Standard Chartered Bank	RUB	125,733,050	03/01/21	1,657,000	1,661,285	4,285

				$59,794,766	$59,942,338	$147,572

SELL(7)
Bank of America, N.A.	PLN	2,238,520	04/07/21	$608,000	$602,352	$5,648
Bank of America, N.A.	RUB	215,397,050	03/01/21	2,905,506	2,845,996	59,510
Bank of America, N.A.	ZAR	28,498,708	02/26/21	1,872,000	1,886,797	(14,797)
Barclays Capital	CZK	81,670,000	03/08/21	3,825,911	3,818,300	7,611
BNP Paribas S.A.	COP	4,145,200,000	03/16/21	1,158,201	1,162,670	(4,469)
BNP Paribas S.A.	RUB	92,980,580	02/10/21	1,206,514	1,231,198	(24,684)
BNP Paribas S.A.	ZAR	41,577,030	02/26/21	2,700,000	2,752,666	(52,666)
Citibank N.A.	BRL	6,382,475	03/04/21	1,216,010	1,168,016	47,994
Goldman Sachs & Co.	HUF	708,624,000	02/23/21	2,331,000	2,411,555	(80,555)
JP Morgan Chase Bank	MXN	19,715,150	03/22/21	973,107	969,900	3,207

				$18,796,249	$18,849,450	$(53,201)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
RSD	Serbian Dinar.
RUB	Russian Ruble.
THB	Thai Baht.
TRY	Turkish New Lira.
USD	U.S. Dollar.
UYU	Uruguayan Peso.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2021, the value of these securities amounted to $10,409,108 or 4.1% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $5,474,032 or 2.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	See options table for description of purchased options.
(4)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(5)	Security is not accruing interest.
(6)	Fund buys foreign currency, sells U.S. Dollar.
(7)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Banks	7.7%
Electric	0.6
Foreign Government Bonds	83.5
Short Term Investments	3.2
Money Market Investments	5.5

Total	100.5%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$19,567,276	$—	$19,567,276
Electric	—	1,495,767	—	1,495,767
Foreign Government Bonds	—	211,955,542	—	211,955,542

Total Fixed Income Securities	—	233,018,585	—	233,018,585

Currency Options	—	8,212	—	8,212
Money Market Investments	13,859,227	—	—	13,859,227

Short Term Investments	—	8,191,643	—	8,191,643

Total Investments	$13,859,227	$241,218,440	$—	$255,077,667

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	401,460	—	401,460

Total	$13,859,227	$241,619,900	$—	$255,479,127

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(307,089)	$—	$(307,089)

Total	$—	$(307,089)	$—	$(307,089)

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—45.3%
ASSET-BACKED SECURITIES—7.5%
Aimco CLO, Ltd. (20-11A-A1) 1.60% (3 mo. USD LIBOR + 1.380%)(1),(2)	10/15/31	$5,000	$5,011
AMMC CLO, Ltd. (20-23A-A1L) 1.64% (3 mo. USD LIBOR + 1.400%)(1),(2)	10/17/31	5,000	5,013
BlueMountain CLO, Ltd. (13-1A-A1R2) 1.45% (3 mo. USD LIBOR + 1.230%)(1),(2)	01/20/29	6,347	6,353
Chase Issuance Trust (12-A7-A7) 2.16%	09/15/24	10,000	10,321
Educational Services of America, Inc. (12-2-A) 0.86% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	4,279	4,263
Nelnet Student Loan Trust (12-5A-A) 0.73% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/27/36	3,009	3,000
SLM Student Loan Trust (05-4-A3) 0.34% (3 mo. USD LIBOR + 0.120%)(2)	01/25/27	7,595	7,566
SLM Student Loan Trust (07-2-B) 0.39% (3 mo. USD LIBOR + 0.170%)(2)	07/25/25	15,000	14,004
SLM Student Loan Trust (08-1-A4) 0.87% (3 mo. USD LIBOR + 0.650%)(2)	01/25/22	8,481	8,224
SLM Student Loan Trust (08-3-A3) 1.22% (3 mo. USD LIBOR + 1.000%)(2)	10/25/21	8,661	8,641
SLM Student Loan Trust (08-3-B) 1.42% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	10,000	9,344
SLM Student Loan Trust (13-4-A) 0.68% (1 mo. USD LIBOR + 0.550%)(2)	06/25/43	7,946	7,920
SLM Student Loan Trust (13-6-A3) 0.78% (1 mo. USD LIBOR + 0.650%)(2)	06/25/55	9,071	9,065

Total Asset-Backed Securities (Cost: $98,469)			98,725

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.5%
Fannie Mae (11-M5-A2) (ACES)(I/O) 1.08%(3)	07/25/21	356,114	1,165
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.65%(3)	12/25/22	253,091	1,639
Freddie Mac Multifamily Structured Pass-Through Certificates (K026-X1) (I/O) 0.96%(3)	11/25/22	140,219	2,010
Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O) 0.29%(3)	07/25/23	534,036	3,569
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.65%(3)	09/25/25	497,348	13,363
Ginnie Mae (11-53-IO) (I/O) 0.00%(3)	05/16/51	287,149	108
Ginnie Mae (12-123-IO) (I/O) 0.76%(3)	12/16/51	261,663	7,096
Ginnie Mae (13-1-IO) (I/O) 0.55%(3)	02/16/54	97,321	1,858
United States Small Business Administration (01-20I-1) 6.12%	09/01/21	1,908	1,923

Total Commercial Mortgage-Backed Securities—Agency (Cost: $32,954)			32,731

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.0%
Citigroup Commercial Mortgage Trust (13-GC11-AAB) 2.69%	04/10/46	4,207	4,295
COMM Mortgage Trust (12-CR2-ASB) 2.75%	08/15/45	864	867
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(3)	10/15/45	395,043	9,070
COMM Mortgage Trust (13-LC6-XB) (I/O) 0.38%(1),(3)	01/10/46	100,000	744
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 1.30%(1),(3)	08/10/44	1,024,147	1,346
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(3)	07/10/46	4,567	4,722
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.74%(3)	01/15/47	127,953	2,348
JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-XA) (I/O) 1.11%(1),(3)	07/15/46	173,542	11
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.69%(1),(3),(4)	09/15/39	491,490	1,473
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	6,454	6,479
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	8,995	9,527
Morgan Stanley Capital I Trust (18-H3-A1) 3.18%	07/15/51	8,839	9,082
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.88%(1),(3)	11/15/45	108,002	2,636

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $50,547)			52,600

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.7% (Cost: $8,540)
Fannie Mae (05-W3-2AF) 0.35% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	8,759	8,735

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.6%
Centex Home Equity Loan Trust (05-A-AF5) 5.78%	01/25/35	20,439	20,456
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1) 1.15% (1 mo. USD LIBOR + 1.020%)(2)	11/25/33	7,804	7,715
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.13% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	6,235	6,332
JPMorgan Mortgage Trust (05-A5-TA1) 2.86%(3)	08/25/35	846	853
JPMorgan Mortgage Trust (05-A6-7A1) 3.10%(3),(5)	08/25/35	11,869	11,066
MASTR Seasoned Securitization Trust (05-1-4A1) 2.73%(3)	10/25/32	10,778	11,119
Mid-State Trust (04-1-M1) 6.50%	08/15/37	13,586	14,773

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 1.03% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	$495	$496

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $65,393)			72,810

CORPORATE BONDS—24.2%

Airlines—0.5%
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	6,222	6,223

Auto Manufacturers—1.9%
Ford Motor Credit Co. LLC
4.25%	09/20/22	10,000	10,342
5.75%	02/01/21	10,000	10,013
General Motors Financial Co., Inc. 3.55%	04/09/21	5,000	5,027

			25,382

Banks—6.0%
Bank of America NA 3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%)(2)	01/25/23	10,000	10,299
Citigroup, Inc. 1.17% (3 mo. USD LIBOR + 0.950%)(2)	07/24/23	22,000	22,216
Goldman Sachs Group, Inc. (The) 2.91% (3 mo. USD LIBOR + 0.990%)(2)	07/24/23	5,000	5,180
HSBC Holdings PLC 2.01% (SOFR + 1.732%)(2)	09/22/28	5,000	5,102
JPMorgan Chase & Co. 1.24% (3 mo. USD LIBOR + 1.000%)(2)	01/15/23	25,000	25,238
Santander UK Group Holdings PLC (United Kingdom) 4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	5,000	5,543
Wells Fargo & Co. 2.39% (SOFR + 2.100%)(2)	06/02/28	5,000	5,281

			78,859

Commercial Services—0.4%
IHS Markit, Ltd. 5.00%(1)	11/01/22	5,000	5,333

Diversified Financial Services—0.2%
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	2,000	2,103

Food—0.7%
Kraft Heinz Foods Co.
4.38%	06/01/46	5,000	5,333
5.00%	07/15/35	3,000	3,577

			8,910

Healthcare-Services—1.3%
Centene Corp. 3.00%	10/15/30	6,000	6,283
CommonSpirit Health 2.76%	10/01/24	5,000	5,368
HCA, Inc. 5.00%	03/15/24	5,000	5,634

			17,285

Insurance—5.3%
Nationwide Mutual Insurance Co. 2.51% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	70,000	70,014

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 1.86% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	4,000	4,118

Miscellaneous Manufacturers—0.6%
General Electric Co. 0.70% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	7,511

Pharmaceuticals—1.9%
Bausch Health Cos, Inc. (Canada) 7.00%(1)	03/15/24	5,000	5,116
Bayer US Finance II LLC
3.88%(1)	12/15/23	3,000	3,272
4.38%(1)	12/15/28	5,000	5,867
CVS Health Corp.
0.95% (3 mo. USD LIBOR + 0.720%)(2)	03/09/21	8,000	8,006
4.30%	03/25/28	2,000	2,351

			24,612

Pipelines—0.6%
Energy Transfer Operating LP 4.95%	06/15/28	5,000	5,711
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	2,000	2,245

			7,956

REIT—2.8%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	5,000	5,304
Boston Properties LP 4.13%	05/15/21	5,000	5,015
Camden Property Trust 2.95%	12/15/22	5,000	5,204
CyrusOne LP / CyrusOne Finance Corp. 2.90%	11/15/24	5,000	5,338
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	5,000	5,480
SL Green Operating Partnership LP 3.25%	10/15/22	5,000	5,180
WEA Finance LLC 3.15%(1)	04/05/22	5,000	5,111

			36,632

Savings & Loans—0.4%
Nationwide Building Society (United Kingdom) 4.36% (3 mo. USD LIBOR + 1.392%)(1), (2)	08/01/24	5,000	5,445

Telecommunications—1.3%
AT&T, Inc. 1.40% (3 mo. USD LIBOR + 1.180%)(2)	06/12/24	10,000	10,253

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Telecommunications (Continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(1)	03/20/23	$1,875	$1,896
Vodafone Group PLC (United Kingdom) 3.75%	01/16/24	4,000	4,371

			16,520

Total Corporate Bonds (Cost: $306,574)			316,903

MUNICIPAL BONDS—0.8%
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.32%	10/01/22	5,000	5,143
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60	5,000	5,514

Total Municipal Bonds (Cost: $10,136)			10,657

Total Fixed Income Securities (Cost: $572,613)			593,161

Security		Shares
Money Market Investments—33.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(6),(7)		443,652	443,652

Total Money Market Investments (Cost: $443,652)			443,652

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—24.8%
U.S. TREASURY SECURITIES—24.8%
U.S. Treasury Bill
0.00%(8)	02/02/21	$25,000	25,000
0.00%(8)	02/04/21	60,000	60,000
0.02%(8)	02/16/21	110,000	109,999
0.03%(8)	02/23/21	50,000	49,999
0.04%(8)	02/09/21	80,000	79,999

Total U.S. Treasury Securities (Cost: $324,993)			324,997

Total Investments (103.9%) (Cost: $1,341,258)			1,361,810

Liabilities In Excess Of Other Assets (-3.9%)			(51,209)

Net Assets (100.0%)			$1,310,601

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Total Return Swaps (7)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value
OTC Swaps
$1,318,520	02/17/21	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (9)	Monthly	$(7,320)	$—	$(7,320)

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $134,007 or 10.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 3).
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Rate shown represents yield-to-maturity.
(9)	Custom Index has exposure to the following commodities as shown on the next page.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2021

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$185,911	14.10%	$1,667
WTI Crude Oil	109,042	8.27%	(599)
Natural Gas	103,372	7.84%	(5,991)
Brent Crude Oil	90,714	6.88%	(459)
Corn	81,221	6.16%	2,032
Soybeans	77,002	5.84%	(2,758)
Copper High Grade	68,167	5.17%	(982)
Silver	56,433	4.28%	4,254
Aluminium Primary	53,796	4.08%	(443)
Live Cattle	53,532	4.06%	1,599
Soybean Meal	46,939	3.56%	(3,377)
Soybean Oil	42,061	3.19%	2,661
SRW Wheat	39,028	2.96%	(803)
Zinc High Grade	38,237	2.90%	(1,786)
Sugar #11	37,842	2.87%	(1,573)
Coffee ‘C’ Arabica	37,050	2.81%	(1,555)
Gasoil	35,600	2.70%	(263)
Nickel Primary	34,809	2.64%	(640)
RBOB Gasoline	31,908	2.42%	496
Heating Oil	28,216	2.14%	(6)
Lean Hogs	25,184	1.91%	1,307
HRW Wheat	22,151	1.68%	(173)
Cotton	20,305	1.54%	29
United States Treasury Bill	—	—	43

	$$1,318,520	100.00%	$(7,320)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Money Market Investments	33.8%
U.S. Treasury Securities	24.8
Corporate Bonds	24.2
Asset-Backed Securities	7.5
Residential Mortgage-Backed Securities—Non-Agency	5.6
Commercial Mortgage-Backed Securities—Non-Agency	4.0
Commercial Mortgage-Backed Securities—Agency	2.5
Municipal Bonds	0.8
Residential Mortgage-Backed Securities—Agency	0.7
Other*	(3.9)

Total	100.0%

*	Includes swaps, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$98,725	$—	$98,725
Commercial Mortgage-Backed Securities—Agency	—	32,731	—	32,731
Commercial Mortgage-Backed Securities—Non-Agency	—	52,600	—	52,600
Residential Mortgage-Backed Securities—Agency	—	8,735	—	8,735
Residential Mortgage-Backed Securities—Non-Agency	—	72,810	—	72,810
Corporate Bonds*	—	316,903	—	316,903
Municipal Bonds	—	10,657	—	10,657

Total Fixed Income Securities	—	593,161	—	593,161

Money Market Investments	443,652	—	—	443,652
Short-Term Investments	324,997	—	—	324,997

Total Investments	$768,649	$593,161	$—	$1,361,810

Liability Derivatives
Swaps Agreements
Commodity Risk	$—	$(7,320)	$—	$(7,320)

Total	$—	$(7,320)	$—	$(7,320)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—102.2% of Net Assets
CORPORATE BONDS—19.1%

Agriculture—0.7%
BAT Capital Corp. 4.54%	08/15/47	$55,000	$60,098
BAT International Finance PLC (United Kingdom) 2.25%(1)	01/16/30	100,000	134,381
Imperial Brands Finance PLC 4.25%(2)	07/21/25	50,000	56,053
Reynolds American, Inc. 5.85%	08/15/45	20,000	25,218

			275,750

Airlines—0.4%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC) 6.70%	12/15/22	8,558	8,643
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC) 6.72%	07/02/24	27,863	28,699
Delta Air Lines, Inc. Pass-Through Certificates (20-1A-AA) 2.00%	12/10/29	87,309	88,142
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	9,667	9,570
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	31,110	31,112

			166,166

Auto Manufacturers—1.1%
Daimler Finance North America LLC 2.20%(2)	10/30/21	60,000	60,848
Ford Motor Credit Co. LLC
1.05% (SOFR + 1.069%)(3)	04/05/21	15,000	14,971
1.30% (3 mo. USD LIBOR + 1.080%)(3)	08/03/22	25,000	24,622
1.52% (3 mo. USD LIBOR + 1.270%)(3)	03/28/22	20,000	19,877
3.22%	01/09/22	20,000	20,213
3.34%	03/18/21	150,000	150,445
3.81%	10/12/21	5,000	5,076
5.75%	02/01/21	5,000	5,006
General Motors Financial Co., Inc.
3.15%	06/30/22	20,000	20,667
3.20%	07/06/21	15,000	15,137
3.45%	04/10/22	5,000	5,153
3.55%	07/08/22	10,000	10,418
4.20%	11/06/21	30,000	30,853
4.38%	09/25/21	20,000	20,510

			403,796

Banks—2.0%
Citigroup, Inc.
2.57% (SOFR + 2.107%)(3)	06/03/31	30,000	31,281
2.67% (SOFR + 1.146%)(3)	01/29/31	20,000	21,080
Goldman Sachs Group, Inc. (The) 3.69% (3 mo. USD LIBOR + 1.510%)(3)	06/05/28	10,000	11,365
HSBC Holdings PLC 2.01% (SOFR + 1.732%)(3)	09/22/28	105,000	107,139
JPMorgan Chase & Co. 2.18% (SOFR + 1.890%)(3)	06/01/28	65,000	68,303
Lloyds Banking Group PLC (United Kingdom)
3.87% (1 year Treasury Constant Maturity Rate + 3.500%)(3)	07/09/25	50,000	54,985
3.90%	03/12/24	35,000	38,489
Macquarie Group, Ltd. 1.34% (SOFR + 1.069%)(2),(3)	01/12/27	60,000	60,407
Santander UK Group Holdings PLC (United Kingdom)
1.53% (U.S. 1 year Treasury Constant Maturity Rate + 1.250%)(3)	08/21/26	10,000	10,116
4.80% (3 mo. USD LIBOR +1.570%)(3)	11/15/24	65,000	72,064
Santander UK PLC (United Kingdom) 5.00%(2)	11/07/23	20,000	22,045
Wells Fargo & Co.
2.39% (SOFR + 2.100%)(3)	06/02/28	20,000	21,125
2.57% (3 mo. USD LIBOR + 1.000%)(3)	02/11/31	175,000	183,237
2.88% (3 mo. USD LIBOR + 1.170%)(3)	10/30/30	50,000	53,645
4.48% (3 mo. USD LIBOR + 3.770%)(3)	04/04/31	25,000	30,044

			785,325

Beverages—0.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	100,000	125,680
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48	20,000	24,332
4.75%	01/23/29	10,000	12,150
Bacardi, Ltd. 4.70%(2)	05/15/28	10,000	11,875

			174,037

Commercial Services—0.1%
IHS Markit, Ltd. 4.75%	08/01/28	30,000	36,133

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.50%	05/26/22	25,000	25,816
3.88%	01/23/28	10,000	10,759
3.95%	02/01/22	25,000	25,731
4.13%	07/03/23	15,000	16,020
4.88%	01/16/24	15,000	16,487
Air Lease Corp. 3.25%	03/01/25	20,000	21,413
Avolon Holdings Funding, Ltd.
2.88%(2)	02/15/25	30,000	30,626
5.13%(2)	10/01/23	5,000	5,393
Park Aerospace Holdings, Ltd.
4.50%(2)	03/15/23	20,000	21,034
5.25%(2)	08/15/22	5,000	5,246
5.50%(2)	02/15/24	20,000	21,966

			200,491

Electric—0.3%
AEP Texas Central Co. 3.85%(2)	10/01/25	50,000	55,796
Pennsylvania Electric Co. 3.25%(2)	03/15/28	50,000	52,965

			108,761

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Engineering & Construction—0.0%
PowerTeam Services LLC 9.03%(2)	12/04/25		$16,000	$17,741

Entertainment—0.1%
Churchill Downs, Inc. 5.50%(2)	04/01/27		13,000	13,608
Colt Merger Sub, Inc. 6.25%(2)	07/01/25		17,000	17,936
Live Nation Entertainment, Inc.
3.75%(2)	01/15/28		15,000	15,172
4.75%(2)	10/15/27		5,000	5,020

				51,736

Environmental Control—0.1%
GFL Environmental, Inc. (Canada)
3.75%(2)	08/01/25		7,000	7,153
5.13%(2)	12/15/26		9,000	9,564
Waste Pro USA, Inc. 5.50%(2)	02/15/26		20,000	20,652

				37,369

Food—0.6%
Kraft Heinz Foods Co.
3.00%	06/01/26		36,000	38,143
4.38%	06/01/46		90,000	95,995
4.88%	10/01/49		10,000	11,312
5.00%	07/15/35		30,000	35,772
5.00%	06/04/42		5,000	5,787
Pilgrim’s Pride Corp. 5.88%(2)	09/30/27		16,000	17,064
Post Holdings, Inc. 4.63%(2)	04/15/30		25,000	25,943

				230,016

Healthcare-Services—1.2%
Centene Corp. 3.00%	10/15/30		110,000	115,192
CommonSpirit Health 2.78%	10/01/30		10,000	10,639
HCA, Inc.
3.50%	09/01/30		36,000	37,357
5.00%	03/15/24		28,000	31,548
5.25%	04/15/25		2,000	2,334
5.25%	06/15/49		104,000	132,898
Humana, Inc. 4.95%	10/01/44		10,000	13,201
Molina Healthcare, Inc.
3.88%(2)	11/15/30		63,000	67,482
5.38%	11/15/22		8,000	8,485
NYU Langone Hospitals 3.38%	07/01/55		10,000	10,609
Partners Healthcare System, Inc. 3.34%	07/01/60		20,000	21,969
Tenet Healthcare Corp.
4.63%(2)	06/15/28		15,000	15,726
5.13%(2)	11/01/27		4,000	4,225

				471,665

Insurance—0.5%
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53		80,000	106,714
Teachers Insurance & Annuity Association of America
3.30%(2)	05/15/50		40,000	42,572
4.27%(2)	05/15/47		40,000	48,708

				197,994

Iron & Steel—0.1%
Vale Overseas, Ltd. 3.75%	07/08/30		50,000	54,815

Media—1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%(2)	08/15/30		32,000	33,760
4.50%(2)	05/01/32		20,000	20,839
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%	05/01/47		81,000	98,119
CSC Holdings LLC
3.38%(2)	02/15/31		12,000	11,730
6.50%(2)	02/01/29		7,000	7,803
Sirius XM Radio, Inc. 3.88%(2)	08/01/22		15,000	15,191
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(2)	08/15/30		54,000	56,050
5.50%(2)	05/15/29		16,000	17,195
Walt Disney Co. (The)
2.65%	01/13/31		85,000	91,764
3.60%	01/13/51		30,000	34,259

				386,710

Miscellaneous Manufacturers—0.7%
General Electric Co.
0.60% (3 mo. USD LIBOR + 0.38%)(3)	05/05/26		125,000	122,376
0.70% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36		200,000	150,227

				272,603

Multi-National—0.2%
International Bank for Reconstruction & Development 1.75%(1)	03/13/25		650,000	78,645

Oil & Gas—1.6%
Antero Resources Corp.
5.00%	03/01/25		$20,000	18,980
5.13%	12/01/22		3,000	3,005
8.38%(2)	07/15/26		15,000	15,900
BP Capital Markets America, Inc. 3.63%	04/06/30		15,000	17,080
EQT Corp. 3.90%	10/01/27		18,000	18,720
Exxon Mobil Corp.
4.23%	03/19/40		15,000	18,113
4.33%	03/19/50		20,000	24,713
Leviathan Bond Ltd. 6.75%(1)	06/30/30		55,000	62,810
Petrobras Global Finance B.V. 5.60%	01/03/31		115,000	128,340
Petroleos Mexicanos
5.50%(1)	02/24/25	EUR	197,000	256,949
5.95%	01/28/31		$20,000	19,002
Shell International Finance B.V. (Netherlands) 4.38%	05/11/45		25,000	31,172
Transocean Pontus, Ltd. 6.13%(2)	08/01/25		12,480	11,568
Transocean Poseidon, Ltd. 6.88%(2)	02/01/27		7,000	6,313

				632,665

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Oil & Gas Services—0.1%
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24	$15,000	$14,437
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27	4,000	4,247

			18,684

Packaging & Containers—0.4%
Bemis Co., Inc. 3.10%	09/15/26	25,000	27,470
Berry Global, Inc. 0.95%(2)	02/15/24	60,000	60,181
Graphic Packaging International LLC
3.50%(2)	03/15/28	29,000	30,262
4.88%	11/15/22	8,000	8,398
Trivium Packaging Finance B.V. (Netherlands) 5.50%(2)	08/15/26	16,000	16,889

			143,200

Pharmaceuticals—1.5%
AbbVie, Inc.
4.25%	11/21/49	30,000	36,484
4.50%	05/14/35	108,000	133,228
Bayer US Finance II LLC
4.25%(2)	12/15/25	35,000	40,003
4.38%(2)	12/15/28	25,000	29,338
4.63%(2)	06/25/38	25,000	30,209
4.88%(2)	06/25/48	80,000	102,224
Becton Dickinson and Co. 2.89%	06/06/22	13,000	13,409
Cigna Corp. 3.40%	03/15/50	35,000	38,053
CVS Health Corp. 5.05%	03/25/48	115,000	150,726

			573,674

Pipelines—0.7%
Energy Transfer Operating LP
3.75%	05/15/30	5,000	5,244
5.00%	05/15/50	22,000	22,923
6.50%	02/01/42	27,000	32,875
Energy Transfer Partners LP 5.15%	03/15/45	125,000	130,466
Kinder Morgan Energy Partners LP
5.00%	08/15/42	15,000	17,289
5.80%	03/15/35	25,000	32,031
Sabine Pass Liquefaction LLC 5.75%	05/15/24	15,000	17,160
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.88%	01/15/29	5,000	5,530

			263,518

REIT—1.4%
American Assets Trust LP 3.38%	02/01/31	40,000	41,335
American Campus Communities Operating Partnership LP (REIT) 4.13%	07/01/24	30,000	33,019
Boston Properties LP 3.25%	01/30/31	35,000	37,935
CyrusOne LP / CyrusOne Finance Corp.
2.90%	11/15/24	45,000	48,041
3.45%	11/15/29	45,000	48,382
GLP Capital LP / GLP Financing II, Inc.
3.35%	09/01/24	45,000	48,206
5.30%	01/15/29	40,000	46,922
5.38%	04/15/26	25,000	28,682
5.75%	06/01/28	5,000	5,959
Healthcare Trust of America Holdings LP 3.10%	02/15/30	75,000	80,940
Lexington Realty Trust 2.70%	09/15/30	20,000	20,612
SL Green Operating Partnership LP 1.20% (3 mo. USD LIBOR + 0.98%)(3)	08/16/21	50,000	49,884
3.25%	10/15/22	55,000	56,984

			546,901

Retail—0.2%
7-Eleven, Inc.
0.80%(2),(4)	02/10/24	60,000	60,094

Savings & Loans—0.2%
Nationwide Building Society (United Kingdom) 3.77% (3 mo. USD LIBOR +1.064%)(2),(3)	03/08/24	65,000	69,112

Semiconductors—0.1%
Intel Corp. 4.75%	03/25/50	20,000	26,964

Telecommunications—2.8%
AT&T, Inc.
2.55%(2)	12/01/33	28,000	27,959
3.30%	02/01/52	95,000	89,639
3.80%(2)	12/01/57	53,000	53,179
4.75%	05/15/46	130,000	155,485
CenturyLink, Inc. 4.00%(2)	02/15/27	19,000	19,679
Frontier Communications Corp. 5.00%(2)	05/01/28	11,000	11,404
Intelsat Jackson Holdings S. A. (Luxembourg)
8.50%(2),(5)	10/15/24	21,000	15,304
9.75%(2),(5)	07/15/25	15,000	11,069
Level 3 Financing, Inc.
3.63%(2)	01/15/29	15,000	14,958
4.63%(2)	09/15/27	3,000	3,122
Qwest Corp. 7.25%	09/15/25	33,000	39,806
Sprint Corp. 7.88%	09/15/23	16,000	18,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(2)	03/20/23	32,813	33,185
4.74%(2)	09/20/29	255,000	277,574
T-Mobile USA, Inc.
1.50%(2)	02/15/26	60,000	60,874
2.55%(2)	02/15/31	20,000	20,511
3.88%(2)	04/15/30	20,000	22,608
4.38%(2)	04/15/40	20,000	23,441
6.00%	04/15/24	26,000	26,318
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49	123,000	158,697

			1,083,312

Total Corporate Bonds (Cost: $7,031,580)			7,367,877

MUNICIPAL BONDS—1.1%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32	40,000	47,186

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
MUNICIPAL BONDS (Continued)
City and County of Denver Co. Airport System Revenue, Revenue Bond 2.24%	11/15/30		$20,000	$19,849
City of New York NY, General Obligation Unlimited
3.00%	08/01/34		55,000	59,014
3.62%	04/01/31		50,000	55,769
Commonwealth of Massachusetts 3.00%	03/01/48		20,000	21,911
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.86%	10/01/35		50,000	50,793
Greater Orlando Aviation Authority, Revenue Bond 5.00%	10/01/44		10,000	12,456
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49		10,000	13,372
New York City Water and Sewer System, Revenue Bond 3.00%	06/15/50		25,000	27,007
New York State Dormitory Authority, Revenue Bond 4.00%	03/15/44		30,000	35,673
New York State Urban Development Corp, Revenue Bond 4.00%	03/15/43		20,000	23,595
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60		45,000	49,633
San Francisco City and County Airport Comm-San Francisco International Airport, Revenue Bond 5.00%	05/01/49		5,000	6,162

Total Municipal Bonds (Cost: $400,107)				422,420

FOREIGN GOVERNMENT BONDS—46.9%
Australia Government Bond
1.25%	05/21/32	AUD	197,000	151,721
2.50%(1)	05/21/30	AUD	253,000	219,649
2.75%(1)	05/21/41	AUD	262,000	230,012
3.25%(1)	04/21/29	AUD	170,000	154,955
Bonos de la Tesoreria de la Republica en pesos 2.50%	03/01/25	CLP	135,000,000	195,850
Brazil Letras do Tesouro Nacional 0.00%(6)	01/01/24	BRL	2,618,000	404,386
Brazilian Government International Bond 3.88%	06/12/30		$200,000	206,350
Canada Housing Trust No 1 1.75%(2)	06/15/30	CAD	315,000	259,819
Canadian Government Bond
1.50%	09/01/24	CAD	125,000	101,994
2.75%	12/01/48	CAD	35,000	35,665
China Development Bank
3.09%	06/18/30	CNY	370,000	54,726
3.18%	04/05/26	CNY	5,050,000	773,625
3.30%	02/01/24	CNY	600,000	93,146
4.24%	08/24/27	CNY	4,400,000	711,038
China Government Bond
2.64%	08/13/22	CNY	890,000	137,487
2.85%	06/04/27	CNY	6,730,000	1,022,233
3.13%	11/21/29	CNY	1,460,000	224,056
3.22%	12/06/25	CNY	1,790,000	279,075
3.86%	07/22/49	CNY	2,310,000	363,444
Colombian TES 7.75%	09/18/30	COP	256,500,000	83,750
Czech Republic Government Bond 0.45%(1)	10/25/23	CZK	6,710,000	313,723
French Republic Government Bond OAT 1.25%(1)	05/25/34	EUR	45,000	64,450
Hungary Government Bond
2.50%	10/24/24	HUF	72,230,000	258,981
3.00%	08/21/30	HUF	2,250,000	8,356
Indonesia Government International Bond 1.40%	10/30/31	EUR	200,000	254,028
Indonesia Treasury Bond
6.63%	05/15/33	IDR	4,400,000,000	316,750
8.25%	05/15/29	IDR	890,000,000	71,936
Ireland Government Bond
0.90%(1)	05/15/28	EUR	115,000	153,605
1.30%(1)	05/15/33	EUR	65,000	92,978
1.35%(1)	03/18/31	EUR	114,000	161,492
2.00%(1)	02/18/45	EUR	9,000	15,420
Israel Government Bond
1.00%	03/31/30	ILS	390,000	121,699
3.75%	03/31/47	ILS	90,000	38,903
Italy Buoni Poliennali Del Tesoro
0.35%(1)	02/01/25	EUR	285,000	352,379
1.80%(1)	03/01/41	EUR	31,000	41,095
3.10%(1)	03/01/40	EUR	32,000	51,235
Japan Government Five Year Bond 0.10%	09/20/25	JPY	64,800,000	625,279
Japan Government Ten-Year Bond 1.00%	09/20/21	JPY	50,150,000	482,411
Japan Government Thirty Year Bond
0.40%	03/20/50	JPY	50,400,000	449,760
0.70%	12/20/48	JPY	12,150,000	118,120
2.00%	03/20/42	JPY	41,200,000	512,695
Japan Government Twenty Year Bond 0.50%	09/20/36	JPY	28,500,000	280,338
Kingdom of Belgium Government Bond 1.70%(1)	06/22/50	EUR	85,000	139,404
Korea Treasury Bond
1.75%	06/10/28	KRW	68,107,437	66,432
1.88%	06/10/26	KRW	565,000,000	517,451
1.88%	06/10/29	KRW	302,840,000	274,933
Malaysia Government Bond 4.64%	11/07/33	MYR	910,000	254,589
Mexican Bonos 7.75%	11/23/34	MXN	5,199,000	300,497
Mexico Government International Bond 1.45%	10/25/33	EUR	100,000	117,933
New Zealand Government Bond
1.50%	05/15/31	NZD	102,000	76,356
1.75%	05/15/41	NZD	112,000	78,033
2.75%(1)	04/15/37	NZD	107,000	88,902
Norway Government Bond
1.38%(1)	08/19/30	NOK	655,000	78,912
1.75%(1)	09/06/29	NOK	1,799,000	223,622
3.00%(1)	03/14/24	NOK	730,000	91,990
Panama Government International Bond 3.75%(1)	04/17/26		$18,000	19,624
Peruvian Government Bond 5.40%	08/12/34	PEN	680,000	204,534
Peruvian Government International Bond 5.40%(1)	08/12/34	PEN	150,000	45,117
Poland Government Bond
2.25%	10/25/24	PLN	275,000	79,585
2.75%	10/25/29	PLN	153,000	47,109
Portugal Obrigacoes do Tesouro OT
0.48%(1)	10/18/30	EUR	191,000	241,882
2.13%(1)	10/17/28	EUR	64,000	91,517
2.25%(1)	04/18/34	EUR	245,000	373,474
Province of Ontario Canada
1.85%	02/01/27	CAD	155,000	128,236
2.05%	06/02/30	CAD	70,000	57,904
2.60%	06/02/25	CAD	45,000	38,118
2.65%	02/05/25	CAD	75,000	63,502

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Poland Government Bond 3.25%	07/25/25	PLN$	1,051,000	$318,153
Romania Government Bond 3.65%	09/24/31	RON	320,000	85,187
Romanian Government International Bond
2.00%(2)	01/28/32	EUR	100,000	126,824
2.00%(1)	01/28/32	EUR	87,000	110,337
3.62%(2)	05/26/30	EUR	50,000	72,447
Saudi Government International Bond 2.00%(1)	07/09/39	EUR	100,000	131,361
Singapore Government Bond
2.25%	08/01/36	SGD	175,000	150,445
2.75%	03/01/46	SGD	33,000	31,857
2.88%	09/01/30	SGD	545,000	481,543
South Africa Government Bond 8.00%	01/31/30	ZAR	1,700,000	107,873
Spain Government Bond
0.60%(1)	10/31/29	EUR	172,000	220,142
1.00%(1)	10/31/50	EUR	84,000	103,387
1.85%(1)	07/30/35	EUR	190,000	276,952
2.35%(1)	07/30/33	EUR	375,000	570,075
United Kingdom Gilt
1.25%(1)	10/22/41	GBP	206,000	305,589
1.63%(1)	10/22/28	GBP	25,000	38,159
1.75%(1)	09/07/37	GBP	186,000	296,563
2.75%(1)	09/07/24	GBP	110,000	166,384
3.75%(1)	09/07/21	GBP	220,000	309,084

Total Foreign Government Bonds (Cost: $17,435,600)				18,090,632

ASSET-BACKED SECURITIES—2.9%
BlueMountain CLO, Ltd. (13-1A-A1R2) 1.45% (3 mo. USD LIBOR + 1.23%)(2),(3)	01/20/29		40,802	40,840
CoreVest American Finance Trust (20-1-A2) 2.30%(2)	03/15/50		30,000	30,042
Eaton Vance CLO, Ltd. (13-1A-A13R) 0.00% (3 mo. USD LIBOR + 1.250%)(2),(3),(6)	01/15/34		150,000	150,091
Educational Funding of the South, Inc. (11-1-A2) 0.87% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		13,688	13,667
Gilbert Park CLO, Ltd. (17-1A-A) 1.43% (3 mo. USD LIBOR + 1.190%)(2),(3)	10/15/30		100,000	100,065
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 1.32% (3 mo. USD LIBOR + 1.110%)(2),(3)	10/29/29		100,000	100,075
LCM XIII LP (13A-ARR) 1.36% (3 mo. USD LIBOR + 1.140%)(2),(3)	07/19/27		45,000	44,989
Madison Park Funding XLVIII, Ltd. (21-48A-A) 0.00% (3 mo. USD LIBOR + 1.150%)(2),(3),(4),(6)	04/19/33		150,000	150,107
Palmer Square CLO, Ltd. (19-1A-A1) 1.27% (3 mo. USD LIBOR + 1.05%)(2),(3)	04/20/27		22,196	22,212
Sixth Street CLO XVII, Ltd. (21-17A-A) 0.00% (3 mo. USD LIBOR + 1.240%)(2),(3),(4),(6)	01/20/34		150,000	150,091
SLC Student Loan Trust (06-1-A6) 0.38% (3 mo. USD LIBOR + 0.160%)(3)	03/15/55		100,000	96,692
SLM Student Loan Trust (08-5-B) 2.07% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73		50,000	49,337
SLM Student Loan Trust (08-8-B) 2.47% (3 mo. USD LIBOR + 2.250%)(3)	10/25/75		57,000	57,041
SLM Student Loan Trust (08-9-B) 2.47% (3 mo. USD LIBOR + 2.250%)(3)	10/25/83		57,000	56,593
Student Loan Consolidation Center (02-2-B2) 0.00% (28-Day Auction Rate)(2),(3),(6)	07/01/42		50,000	46,123

Total Asset-backed Securities (Cost: $1,097,995)				1,107,965

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.7%
Fannie Mae (16-M2-X3) (I/O) 2.06%(7)	04/25/36		911,682	9,478
Fannie Mae (16-M4-X2) (I/O) 2.66%(7)	01/25/39		1,014,186	57,793
Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O) 0.25%(7)	02/25/23		3,433,062	15,716
Freddie Mac Multifamily Structured Pass-Through Certificates (KF17-A) 0.69% (1 mo. USD LIBOR + 0.550%)(3)	03/25/23		43,487	43,594
Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O) 1.81%(7)	08/25/40		800,000	20,765
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(7)	11/25/40		2,850,000	82,573
Ginnie Mae (11-147-IO) (I/O) 0.00%(6),(7)	10/16/44		2,052,653	3,489
Ginnie Mae (12-144-IO) (I/O) 0.40%(7)	01/16/53		2,952,165	50,058

Total Commercial Mortgage-Backed Securities—Agency (Cost: $350,122)				283,466

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.7%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O) 1.30%(2),(7),(8)	04/11/37		1,094,054	11,889
BB-UBS Trust (12-SHOW-A) 3.43%(2)	11/05/36		200,000	211,589
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.21%(7)	03/10/46		707,034	14,925
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(7)	10/15/45		829,139	19,036
CPT Mortgage Trust (19-CPT-A) 2.87%(2)	11/13/39		35,000	38,365
DC Office Trust (19-MTC-A) 2.97%(2)	09/15/45		35,000	38,433
GS Mortgage Securities Corp. II (17-375H-A) 3.48%(2),(7)	09/10/37		75,000	84,155
GS Mortgage Securities Trust (10-C1-X) (I/O) 0.74%(2),(7)	08/10/43		1,963,208	23,786
GS Mortgage Securities Trust (11-GC3-X) (I/O) 0.17%(2),(7)	03/10/44		1,404,880	562
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.41%(7)	06/10/46		4,877,353	125,719

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 1.01%(7)	04/10/47	$1,168,682	$29,606
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(2),(7)	12/10/41	35,000	38,726
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.51%(2),(7)	02/15/46	6,548,087	83,019
JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.74%(7)	04/15/47	2,988,729	48,408
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.33%(7)	02/15/46	2,130,626	44,860
Natixis Commercial Mortgage Securities Trust (19-FAME-A) 3.05%(2)	08/15/36	130,000	131,076
Natixis Commercial Mortgage Securities Trust (19-NEMA-A) 3.82%(2)	02/15/39	190,000	200,714
One Bryant Park Trust (19-OBP-A) 2.52%(2)	09/15/54	40,000	42,789
One Market Plaza Trust (17-1MKT-A) 3.61%(2)	02/10/32	150,000	156,243
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.88%(2),(7)	11/15/45	2,606,950	63,630

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $1,261,847)			1,407,530

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—14.9%
Fannie Mae, Pool #MA4152 2.00%	10/01/40	97,844	101,306
Fannie Mae (07-52-LS) (I/O) (I/F) 5.92% (-1.00 X 1 mo. USD LIBOR + 6.050%)(3)	06/25/37	56,848	7,268
Fannie Mae (08-18-SM) (I/O) (I/F) 6.85% (-1.00 X 1 mo. USD LIBOR + 7.000%)(3)	03/25/38	52,704	9,304
Fannie Mae (09-115-SB) (I/O) (I/F) 6.12% (-1.00 X 1 mo. USD LIBOR + 6.250%)(3)	01/25/40	39,621	7,317
Fannie Mae (10-116-SE) (I/O) (I/F) 6.45% (-1.00 X 1 mo. USD LIBOR + 6.600%)(3)	10/25/40	73,335	11,888
Fannie Mae, Pool #AB3679 3.50%	10/01/41	69,214	76,399
Fannie Mae, Pool #AB4045 3.50%	12/01/41	98,799	110,479
Fannie Mae, Pool #AT5914 3.50%	06/01/43	37,346	41,081
Fannie Mae, Pool #BD7081 4.00%	03/01/47	37,407	40,615
Fannie Mae, Pool #CA0996 3.50%	01/01/48	91,825	100,301
Fannie Mae, Pool #CA2208 4.50%	08/01/48	4,001	4,354
Fannie Mae, Pool #MA1527 3.00%	08/01/33	20,251	21,651
Fannie Mae, Pool #MA1652 3.50%	11/01/33	32,500	35,232
Fannie Mae, Pool #MA2705 3.00%	08/01/46	120,863	128,337
Freddie Mac (3439-SC) (I/O) (I/F) 5.77% (-1.00 X 1 mo. USD LIBOR + 5.900%)(3)	04/15/38	57,500	9,891
Freddie Mac, Pool #G08681 3.50%	12/01/45	36,085	38,942
Freddie Mac, Pool #G08698 3.50%	03/01/46	34,729	37,424
Freddie Mac, Pool #G08716 3.50%	08/01/46	36,246	39,025
Freddie Mac, Pool #G08721 3.00%	09/01/46	6,593	7,003
Freddie Mac, Pool #G08722 3.50%	09/01/46	3,625	3,903
Freddie Mac, Pool #G08732 3.00%	11/01/46	9,162	9,732
Freddie Mac, Pool #G08762 4.00%	05/01/47	34,514	37,278
Freddie Mac, Pool #G08833 5.00%	07/01/48	6,257	6,917
Freddie Mac, Pool #G18592 3.00%	03/01/31	5,497	5,848
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	85,135	93,169
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	52,991	10,107
Ginnie Mae (11-69-GI) (I/O) 5.00%	05/16/40	18,720	205
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	62,332	66,333
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	22,465	24,158
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	3,298	3,547
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	15,699	16,882
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	15,728	17,349
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	78,306	83,623
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	38,204	41,650
Ginnie Mae II TBA, 30 Year
2.00%(9)	05/30/50	750,000	777,372
2.50%(9)	03/02/50	250,000	262,594
Uniform Mortgage-Backed Securities TBA, 15 Year
1.50%(9)	10/30/35	125,000	127,952
1.50%(9)	10/30/35	100,000	102,544
2.00%(9)	06/30/35	125,000	130,435
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(9)	08/30/50	275,000	283,951
2.00%(9)	08/30/50	2,050,000	2,113,422
2.50%(9)	06/30/50	50,000	52,680
2.50%(9)	06/30/50	625,000	657,387

Total Residential Mortgage-Backed Securities—Agency (Cost: $5,697,792)			5,756,855

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.2%
Banc of America Funding Trust (05-C-A3) 0.43% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	26,116	26,218
BCMSC Trust (00-A-A4) 8.29%(7)	06/15/30	189,525	53,002

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Bear Stearns ALT-A Trust (04-8-M2) 1.86% (1 mo. USD LIBOR + 1.725%)(3)	09/25/34		$102,093	$102,067
Bear Stearns ALT-A Trust (05-8-11A1) 0.67% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35		37,274	35,101
Carrington Mortgage Loan Trust (06-RFC1-A4) 0.61% (1 mo. USD LIBOR + 0.240%)(3)	03/25/36		68,803	68,497
DSLA Mortgage Loan Trust (04-AR1-A1A) 0.97% (1 mo. USD LIBOR + 0.840%)(3)	09/19/44		92,396	88,869
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 2.92%(7),(10)	10/25/35		29,807	29,760
Green Tree Financial Corp. (98-6-A8) 6.66%(7)	06/01/30		3,738	3,776
Homestar Mortgage Acceptance Corp. (04-6-M4) 1.93% (1 mo. USD LIBOR + 1.200%)(3)	01/25/35		100,000	99,648
HSI Asset Securitization Corp. (06-WMC1-A3) 0.43% (1 mo. USD LIBOR + 0.300%)(3)	07/25/36		326,786	195,679
IndyMac INDX Mortgage Loan Trust (05-AR15-A2) 3.16%(7)	09/25/35		62,781	57,581
JP Morgan Mortgage Acquisition Trust (06-CH2-AF3) 5.46%	09/25/29		238,782	193,835
JPMorgan Mortgage Trust (05-A6-7A1) 3.10%(7),(10)	08/25/35		21,044	19,621
Long Beach Mortgage Loan Trust (06-WL1-2A4) 0.81% (1 mo. USD LIBOR + 0.340%)(3)	01/25/46		26,831	26,927
Merrill Lynch Alternative Note Asset Trust (07-A1-A2B) 0.28% (1 mo. USD LIBOR + 0.150%)(3)	01/25/37		327,409	151,956
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 0.46% (1 mo. USD LIBOR + 0.330%)(3),(11)	04/25/37		1,251,739	104,583
Mid-State Trust (04-1-A) 6.01%	08/15/37		74,721	79,803
Morgan Stanley ABS Capital I, Inc. Trust (05-HE2-M2) 0.79% (1 mo. USD LIBOR + 0.660%)(3)	01/25/35		133,819	129,425
Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4) 0.61% (1 mo. USD LIBOR + 0.480%)(3)	06/25/36		295,531	205,492
MortgageIT Trust (05-1-1A1) 0.77% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35		27,321	28,042
Nationstar Home Equity Loan Trust (07-B-2AV4) 0.45% (1 mo. USD LIBOR + 0.320%)(3)	04/25/37		50,000	48,646
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.40% (1 mo. USD LIBOR + 0.270%)(3)	03/25/37		111,157	108,833
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 2.37%(7),(10)	12/25/34		24,855	25,849
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 0.75% (1 mo. USD LIBOR + 0.310%)(3)	09/25/45		35,217	33,662
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 2.86%(7)	05/25/36		143,597	87,710

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $2,069,927)				2,004,582

U.S. TREASURY SECURITIES—7.7%
U.S. Treasury Note
0.38%	12/31/25		2,725,000	2,718,719
0.38%	01/31/26		30,000	29,916
0.88%	11/15/30		51,000	50,048
1.63%	11/15/50		160,000	152,125

Total U.S. Treasury Securities (Cost: $2,955,590)				2,950,808

Total Fixed Income Securities (Cost: $38,300,560)				39,392,135

Security		Shares
MONEY MARKET INVESTMENTS—1.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(12)			464,613	464,613

Total Money Market Investments (Cost: $464,613)				464,613

INVESTMENT COMPANIES—3.3%
TCW Emerging Markets Income Fund—I Class(13)			149,841	1,254,165

Total Investment Companies (Cost: $1,229,611)				1,254,165

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—5.8%
FOREIGN GOVERNMENT BONDS—0.6% (Cost: $249,989)
Japan Treasury Discount Bill 0.00%(6)	03/15/21	JPY	26,000,000	248,496
U.S. TREASURY SECURITY—5.2% (Cost: $1,999,920)
U.S. Treasury Bill 0.03%(14)	02/18/21		2,000,000	1,999,962

Total Short Term Investments (Cost: $2,249,909)				2,248,458

Total Investments (112.5%) (Cost: $42,244,693)				43,359,371

Liabilities In Excess Of Other Assets (-12.5%)				(4,810,437)

Net Assets (100.0%)				$38,548,934

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(15)
Goldman Sachs & Co.	BRL	215,000	03/17/21	$38,970	$39,333	$363
State Street Bank & Trust Co.	CAD	478,000	04/23/21	376,267	374,242	(2,025)
Goldman Sachs & Co.	CLP	10,000,000	04/23/21	13,885	13,666	(219)
State Street Bank & Trust Co.	CZK	1,020,000	04/23/21	47,293	47,697	404
State Street Bank & Trust Co.	EUR	3,713,000	04/23/21	4,559,802	4,518,983	(40,819)
State Street Bank & Trust Co.	GBP	532,000	04/23/21	720,020	730,861	10,841
Goldman Sachs & Co.	ILS	130,000	04/23/21	39,777	39,763	(14)
State Street Bank & Trust Co.	JPY	283,094,000	04/23/21	2,723,134	2,706,286	(16,848)
State Street Bank & Trust Co.	SEK	2,100,000	04/23/21	253,586	252,304	(1,282)

				$8,772,734	$8,723,135	$(49,599)

SELL(16)
State Street Bank & Trust Co.	AUD	57,000	02/19/21	$44,401	$43,738	$663
Goldman Sachs & Co.	BRL	215,000	03/17/21	43,112	39,333	3,779
Goldman Sachs & Co.	BRL	1,480,000	04/23/21	273,947	270,436	3,511
Goldman Sachs & Co.	BRL	720,000	08/31/21	128,258	130,544	(2,286)
Goldman Sachs & Co.	CLP	140,000,000	04/23/21	191,470	191,318	152
State Street Bank & Trust Co.	CNY	4,463,000	04/23/21	685,593	686,238	(645)
Goldman Sachs & Co.	COP	341,270,000	04/23/21	96,102	95,572	530
State Street Bank & Trust Co.	EUR	144,119	04/23/21	174,991	175,403	(412)
State Street Bank & Trust Co.	GBP	30,000	04/23/21	40,922	41,214	(292)
State Street Bank & Trust Co.	HUF	72,900,000	04/23/21	245,554	247,992	(2,438)
Goldman Sachs & Co.	IDR	1,532,125,000	04/23/21	106,590	108,416	(1,826)
Goldman Sachs & Co.	ILS	295,000	04/23/21	93,167	90,228	2,939
Goldman Sachs & Co.	JPY	20,000,000	03/15/21	192,179	191,109	1,070
State Street Bank & Trust Co.	JPY	4,040,000	04/23/21	38,769	38,621	148
Goldman Sachs & Co.	KRW	345,520,000	04/23/21	314,508	308,951	5,557
State Street Bank & Trust Co.	MXN	3,168,000	04/23/21	156,901	155,310	1,591
Goldman Sachs & Co.	MYR	575,000	04/23/21	141,316	141,871	(555)
State Street Bank & Trust Co.	NOK	1,713,000	04/23/21	201,047	200,238	809
State Street Bank & Trust Co.	NZD	224,000	04/23/21	160,903	161,439	(536)
Goldman Sachs & Co.	PEN	706,000	04/23/21	195,506	193,993	1,513
Goldman Sachs & Co.	PEN	160,000	09/15/21	44,420	43,914	506
State Street Bank & Trust Co.	PLN	536,000	04/23/21	143,879	144,254	(375)
State Street Bank & Trust Co.	SGD	574,000	04/23/21	431,728	432,515	(787)
State Street Bank & Trust Co.	ZAR	1,680,000	04/23/21	106,836	110,373	(3,537)

				$4,252,099	$4,243,020	$9,079

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
4	2-Year U.S. Treasury Note Futures	03/31/21	$883,883	$883,906	$23
SELL
2	10-Year Canadian Bond Futures	03/22/21	(230,596)	$(231,101)	$(505)
6	10-Year U.S. Ultra Treasury Note Futures	03/22/21	(924,300)	(922,969)	1,331

			$(1,154,896)	$(1,154,070)	$826

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CLP	Chilean Peso.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
SEK	Swedish Krona.
SGD	Singapore Dollar.
USD	United States Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2021, the value of these securities amounted to $6,306,255 or 16.4% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $4,502,200 or 11.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Restricted security (Note 3).
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(13)	Affiliated issuer.
(14)	Rate shown represents yield-to-maturity.
(15)	Fund buys foreign currency, sells U.S. Dollar.
(16)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended January 31, 2021 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2021	Value at January 31, 2021	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain/(Loss) on Investments	Net change in Unrealized Gain/(Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$691,609	$533,253	$—	149,841	$1,254,165	$13,194	$—	$—	$29,303

Total					$1,254,165	$13,194	$—	$—	$29,303

TCW Global Bond Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Foreign Government Bonds	47.5%
Corporate Bonds	19.1
Residential Mortgage-Backed Securities—Agency	14.9
U.S. Treasury Securities	12.9
Residential Mortgage-Backed Securities—Non-Agency	5.2
Commercial Mortgage-Backed Securities—Non-Agency	3.7
Investment Companies	3.3
Asset-Backed Securities	2.9
Money Market Investments	1.2
Municipal Bonds	1.1
Commercial Mortgage-Backed Securities—Agency	0.7
Other*	(12.5)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2021

Country	Percentage of Net Assets
Australia	2.1%
Belgium	0.4
Bermuda	0.1
Brazil	2.1
Canada	1.8
Cayman Islands	2.3
Chile	0.5
China	9.5
Colombia	0.2
Czech Republic	0.8
France	0.2
Great Britain	4.2
Hungary	0.7
Indonesia	1.7
Ireland	1.3
Israel	0.6
Italy	1.2
Japan	7.0
Luxembourg	0.1
Malaysia	0.7
Mexico	1.8
Netherlands	0.1
New Zealand	0.6
Norway	1.0
Panama	0.1
Peru	0.6
Poland	1.2
Portugal	1.8
Romania	1.0
Saudi Arabia	0.3
Singapore	1.7
South Africa	0.3
South Korea	2.2
Spain	3.0
Supranational	0.2
United Kingdom	0.8
United States	58.3

Total	112.5%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$7,367,877	$—	$7,367,877
Municipal Bonds	—	422,420	—	422,420
Foreign Government Bonds	—	18,090,632	—	18,090,632
Asset-Backed Securities	—	1,107,965	—	1,107,965
Commercial Mortgage-Backed Securities—Agency	—	283,466	—	283,466
Commercial Mortgage-Backed Securities—Non-Agency	—	1,407,530	—	1,407,530
Residential Mortgage-Backed Securities—Agency	—	5,756,855	—	5,756,855
Residential Mortgage-Backed Securities—Non-Agency	—	1,899,999	104,583	2,004,582
U.S. Treasury Securities	2,950,808	—	—	2,950,808

Total Fixed Income Securities	2,950,808	36,336,744	104,583	39,392,135

Investment Companies	1,254,165	—	—	1,254,165
Money Market Investments	464,613	—	—	464,613
Short-Term Investments	1,999,962	248,496	—	2,248,458

Total Investments	$6,669,548	$36,585,240	$104,583	$43,359,371

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	34,376	—	34,376
Futures Contracts
Interest Rate Risk	1,354	—	—	1,354

Total	$6,670,902	$36,619,616	$104,583	$43,395,101

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(74,896)	$—	$(74,896)
Futures Contracts
Interest Rate Risk	(505)	—	—	(505)

Total	$(505)	$(74,896)	$—	$(75,401)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—89.4% of Net Assets
BANK LOANS—11.6%

Aerospace/Defense—0.1%
TransDigm, Inc. 2020 Term Loan E 2.37% (1 mo. USD LIBOR +2.250%)(1)	05/30/25	$114,124	$112,581

Alternative Investment—0.1%
Zayo Group Holdings, Inc. USD Term Loan 3.12% (1 mo. USD LIBOR + 3.000%)(1)	03/09/27	160,342	159,641

Biotechnology—0.2%
Elanco Animal Health, Inc. Term Loan B 1.89% (1 mo. USD LIBOR +1.750%)(1)	08/01/27	279,569	279,277

Chemicals—0.5%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3 2.00% (3 mo. USD LIBOR + 1.750%)(1)	06/01/24	52,447	52,352
Zep, Inc. 2017 1st Lien Term Loan 5.00% (3 mo. USD LIBOR + 4.000%)(1)	08/12/24	588,479	583,822

			636,174

Commercial Services—1.2%
SBA Senior Finance II LLC, 2018 Term Loan B 1.88% (1 mo. USD LIBOR + 1.750%)(1)	04/11/25	265,520	265,008
Scientific Games International, Inc., 2018 Term Loan B5 2.87% (1 mo. USD LIBOR + 2.750%)(1)	08/14/24	312,335	307,602
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4 1.87% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	190,288	189,682
SS&C Technologies, Inc., 2018 Term Loan B3 1.87% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	249,892	249,097
VICI Properties 1 LLC, Term Loan B 1.88% (1 mo. USD LIBOR + 1.750%)(1)	12/20/24	545,000	541,972

			1,553,361

Computers—0.1%
TierPoint LLC, 2017 1st Lien Term Loan 4.75% (1 mo. USD LIBOR + 3.750%)(1)	05/06/24	195,657	196,004

Diversified Financial Services—0.1%
Delos Finance Sarl 2018 Term Loan B 2.00% (3 mo. USD LIBOR +1.75%)(1)	10/06/23	100,000	100,000

Electric—0.1%
Vistra Energy Co., 1st Lien Term Loan B3 1.87% (1 mo. USD LIBOR + 1.750%)(1)	12/31/25	67,683	67,867

Entertainment—1.2%
Churchill Downs, Inc., 2017 Term Loan B 2.13% (1 mo. USD LIBOR + 2.000%)(1)	12/27/24	340,298	338,171
Crown Finance US, Inc. 2018 USD Term Loan 3.50% (6 mo. USD LIBOR + 2.250%)(1)	02/28/25	769,361	611,107
Crown Finance US, Inc. 2020 Term Loan B1 7.00%(2)	05/23/24	200,000	249,250
Golden Nugget, Inc. 2020 Initial Term Loan 13.00% (3 mo. USD LIBOR + 12.00%)(1)	10/04/23	3,020	3,443
WMG Acquisition Corp. 2018 Term Loan F 0.00% (2)	11/01/23	274,000	275,199

			1,477,170

Environmental Control—0.0%
GFL Environmental, Inc. 2020 Term Loan 3.50% (3 mo. USD LIBOR + 3.000%)(1)	05/30/25	49,615	49,935

Food—0.8%
Dhanani Group, Inc., 2018 Term Loan B 3.87% (1 mo. USD LIBOR +3.750%)(1)	07/20/25	559,512	555,083
JBS USA Lux S.A., 2019 Term Loan B 2.12% (3 mo. USD LIBOR + 2.000%)(1)	05/01/26	502,354	502,643

			1,057,726

Healthcare-Products—0.2%
Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B2 3.75% (1 mo. USD LIBOR + 3.750%)(1)	02/27/26	16,211	15,914
Avantor Funding, Inc. 3.50% (1 mo. USD LIBOR + 2.500%)(1)	11/08/27	250,000	251,511

			267,425

Healthcare-Services—1.2%
ADMI Corp. 2020 Incremental Term Loan 0.00% (2)	12/23/27	275,000	277,750
Amentum Government Services Holdings LLC 5.50% (3 mo. USD LIBOR + 4.750%)(1)	01/29/27	250,000	251,875
Aveanna Healthcare LLC, 2017 1st Lien Term Loan 5.25% (1 mo. USD LIBOR + 4.250%)(1)	03/18/24	44,021	43,430
Aveanna Healthcare LLC, 2017 2nd Lien Term Loan 9.00% (1 mo. USD LIBOR + 8.000%)(1),(3)	03/17/25	13,000	13,016
Endo Luxembourg Finance Co., I S.a r.l. 2017 Term Loan B 5.00% (3 mo. USD LIBOR + 4.250%)(1)	04/29/24	61,859	61,550
eResearchTechnology, Inc. 2020 1st Lien Term Loan 5.50% (1 mo. USD LIBOR + 4.500%)(1)	02/04/27	130,000	130,758
Gentiva Health Services, Inc., 2020 Term Loan 3.38% (1 mo. USD LIBOR + 3.250%)(1)	07/02/25	166,197	166,561
IQVIA, Inc., 2018 USD Term Loan B3 2.00% (3 mo. USD LIBOR + 1.750%)(1)	06/11/25	190,307	190,562
PPD, Inc. Initial Term Loan 2.75% (1 mo. USD LIBOR + 2.250%)(1)	01/13/28	390,000	392,235
Surgery Center Holdings, Inc. 2020 Term Loan B 9.00% (1 mo. USD LIBOR + 8.000%)(1)	09/03/24	24,813	25,534

			1,553,271

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Lodging—0.2%
CityCenter Holdings LLC, 2017 Term Loan B 3.00% (1 mo. USD LIBOR + 2.500%)(1)	04/18/24	$239,125	$236,535

Machinery-Diversified—0.2%
Titan Acquisition Ltd. 2018 Term Loan B 3.27% (6 mo. USD LIBOR + 3.000%)(1)	03/28/25	200,145	196,518

Media—1.5%
CSC Holdings, LLC 2017 Term Loan B1 2.38% (1 mo. USD LIBOR +2.250%)(1)	07/17/25	1,581,216	1,574,922
Nexstar Broadcasting, Inc. 2.37% (1 mo. USD LIBOR + 2.250%)(1)	01/17/24	350,000	350,126
Sinclair Television Group, Inc., Term Loan B2B 2.63% (1 mo. USD LIBOR + 2.500%)(1)	09/30/26	19,750	19,701

			1,944,749

Packaging & Containers—1.8%
BWAY Holding Co. 2017 Term Loan B 3.38% (1 mo. USD LIBOR +3.250%)(1)	04/03/24	349,997	344,310
Charter NEX US, Inc. 2020 Term Loan 5.00% (1 mo. LIBOR + 4.25%)(1)	12/01/27	380,000	383,205
Graham Packaging Co., Inc. Term Loan 4.50% (1 mo. USD LIBOR +3.750%)(1)	08/04/27	176,339	177,208
Plaze, Inc. 2020 Incremental Term Loan 5.25% (1 mo. USD LIBOR +4.250%)(1)	08/03/26	214,463	214,552
Proampac PG Borrower LLC 5.00% (1 mo. USD LIBOR + 4.00%)(1)	11/03/25	380,000	382,185
Reynolds Group Holdings, Inc., 2017 Term Loan 2.87% (1 mo. USD LIBOR + 2.750%)(1)	02/05/23	293,761	294,244
Trident TPI Holdings, Inc. 2017 USD Term Loan B1 4.00% (3 mo. USD LIBOR + 3.00%)(1)	10/17/24	498,715	498,301

			2,294,005

Pharmaceuticals—0.1%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan 3.62% (1 mo. USD LIBOR + 3.500%)(1)	09/26/24	75,037	75,008

Retail—0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4 1.87% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	79,823	79,407
Golden Nugget, Inc. 2017 Incremental Term Loan B 3.25% (2 mo. USD LIBOR + 2.500%)(1)	10/04/23	289,184	284,170

			363,577

Software—0.7%
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (1 mo. USD LIBOR + 2.500%)(1)	03/01/24	714,300	715,639
CT Technologies Intermediate Holdings, Inc. 2020 Term Loan 6.00% (1 mo. USD LIBOR + 5.00%)(1)	12/09/25	145,000	145,680

			861,319

Telecommunications—1.0%
CenturyLink, Inc. 2020 Term Loan B 2.37% (1 mo. USD LIBOR + 2.250%)(1)	03/15/27	69,300	69,205
Colorado Buyer, Inc. 8.25% (3 mo. USD LIBOR + 7.250%)(1),(3)	05/01/25	42,000	37,112
Frontier Communications Corp. 2020 DIP Exit Term Loan 5.75% (1 mo. USD LIBOR + 4.75%)(1)	10/08/21	550,000	551,339
GTT Communications, Inc., 2018 USD Term Loan B 3.00% (3 mo. USD LIBOR + 2.750%)(1)	05/31/25	98,734	79,118
Intelsat Jackson Holdings S.A., 2017 Term Loan B5 8.63% (1 mo. USD LIBOR + 8.625%)(1)	01/02/24	14,000	14,266
Level 3 Financing, Inc., 2019 Term Loan B 1.87% (1 mo. USD LIBOR + 1.750%)(1)	03/01/27	138,304	137,743
Maxar Technologies Ltd., Term Loan B 2.88% (1 mo. USD LIBOR + 2.750%)(1)	10/04/24	216,250	214,133
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan 5.50% (6 mo. USD LIBOR + 4.500%)(1)	11/01/24	227,066	208,252

			1,311,168

Total Bank Loans (Cost: $14,449,346)			14,793,311

CORPORATE BONDS—76.4%

Advertising—0.0%
Lamar Media Corp. 5.75%	02/01/26	24,000	24,754
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.63%(4)	03/15/30	10,000	10,037

			34,791

Agriculture—0.4%
BAT Capital Corp. 5.28%	04/02/50	401,000	482,781

Airlines—0.6%
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.75%(4)	10/20/28	275,000	304,907
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC) 6.72%	07/02/24	94,987	97,836
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%(4)	06/20/27	283,000	309,828

			712,571

Auto Manufacturers—2.9%
Ford Motor Credit Co. LLC 1.52% (3 mo. USD LIBOR + 1.270%)(1)	03/28/22	1,600,000	1,590,181
2.98%	08/03/22	120,000	121,500
3.10%	05/04/23	835,000	844,916
3.34%	03/18/21	600,000	601,782
4.27%	01/09/27	479,000	505,644

			3,664,023

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Banks—0.1%
Bank of America Corp. 4.08% (3 mo. USD LIBOR + 3.150%)(1)	03/20/51	$57,000	$69,059
Wells Fargo & Co. 5.01% (3 mo. USD LIBOR + 4.240%)(1)	04/04/51	35,000	48,222

			117,281

Beverages—0.4%
Bacardi, Ltd. 5.30%(4)	05/15/48	359,000	485,415

Biotechnology—0.6%
Emergent BioSolutions, Inc. 3.88%(4)	08/15/28	775,000	797,022

Commercial Services—1.7%
Gartner, Inc.
3.75%(4)	10/01/30	80,000	82,149
4.50%(4)	07/01/28	597,000	630,402
IHS Markit, Ltd.
4.75%(4)	02/15/25	80,000	91,080
5.00%(4)	11/01/22	176,000	187,702
Jaguar Holding Co. II / PPD Development LP 5.00%(4)	06/15/28	528,000	559,516
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%(4)	08/31/27	382,000	377,336
Service Corp. International
4.63%	12/15/27	65,000	69,409
3.38%	08/15/30	180,000	183,047

			2,180,641

Computers—1.4%
Booz Allen Hamilton, Inc. 3.88%(4)	09/01/28	590,000	608,700
NCR Corp.
5.25%(4)	10/01/30	476,000	498,312
8.13%(4)	04/15/25	328,000	360,078
Science Applications International Corp. 4.88%(4)	04/01/28	275,000	291,011

			1,758,101

Cosmetics/Personal Care—0.4%
Edgewell Personal Care Co. 5.50%(4)	06/01/28	466,000	499,203

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.50%	01/15/25	172,000	183,577
Avolon Holdings Funding, Ltd. 5.13%(4)	10/01/23	90,000	97,077
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	127,000	148,050
Mastercard, Inc. 3.85%	03/26/50	30,000	37,443
Park Aerospace Holdings, Ltd. 4.50%(4)	03/15/23	251,000	263,981

			730,128

Electric—1.5%
FirstEnergy Corp.
2.65%	03/01/30	330,000	327,224
3.40%	03/01/50	949,000	897,371
5.35%	07/15/47	280,000	335,048
Vistra Operations Co. LLC 3.55%(4)	07/15/24	309,000	336,214

			1,895,857

Electrical Components & Equipment—0.3%
Energizer Holdings, Inc. 4.75%(4)	06/15/28	392,000	409,562

Engineering & Construction—0.2%
PowerTeam Services LLC 9.03%(4)	12/04/25	286,000	317,123

Entertainment—2.5%
Banijay Entertainment SASU 5.38%(4)	03/01/25	597,000	611,447
Churchill Downs, Inc.
4.75%(4)	01/15/28	135,000	140,713
5.50%(4)	04/01/27	351,000	367,420
Cinemark USA, Inc. 8.75%(4)	05/01/25	337,000	363,429
Colt Merger Sub, Inc. 6.25%(4)	07/01/25	674,000	711,090
Live Nation Entertainment, Inc.
3.75%(4)	01/15/28	275,000	278,152
6.50%(4)	05/15/27	170,000	189,072
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%(4)	10/01/29	336,000	342,797
7.75%(4)	04/15/25	111,000	119,325

			3,123,445

Environmental Control—2.2%
Clean Harbors, Inc.
4.88%(4)	07/15/27	230,000	242,549
5.13%(4)	07/15/29	700,000	763,000
GFL Environmental, Inc. (Canada)
3.75%(4)	08/01/25	575,000	587,578
4.25%(4)	06/01/25	310,000	320,656
5.13%(4)	12/15/26	189,000	200,835
Waste Pro USA, Inc.
5.50%(4)	02/15/26	696,000	718,693

			2,833,311

Food—4.5%
Chobani LLC / Chobani Finance Corp, Inc. 4.63%(4)	11/15/28	464,000	474,955
Kraft Heinz Foods Co.
3.00%	06/01/26	1,741,000	1,844,642
4.63%	01/30/29	444,000	507,506
Lamb Weston Holdings, Inc. 4.88%(4)	05/15/28	134,000	148,616
Nathan’s Famous, Inc. 6.63%(4)	11/01/25	15,000	15,581
Pilgrim’s Pride Corp. 5.88%(4)	09/30/27	845,000	901,235
Post Holdings, Inc.
4.63%(4)	04/15/30	900,000	933,948
5.63%(4)	01/15/28	356,000	378,250
Smithfield Foods, Inc.
3.35%(4)	02/01/22	228,000	232,056
5.20%(4)	04/01/29	217,000	257,743

			5,694,532

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Forest Products & Paper—0.7%
Clearwater Paper Corp. 4.75%(4)	08/15/28	$889,000	$921,511

Healthcare-Products—1.0%
Hill-Rom Holdings, Inc. 4.38%(4)	09/15/27	205,000	213,456
Hologic, Inc.
3.25%(4)	02/15/29	205,000	208,716
4.63%(4)	02/01/28	90,000	95,738
Teleflex, Inc.
4.25%(4)	06/01/28	687,000	722,930
4.88%	06/01/26	55,000	57,131

			1,297,971

Healthcare-Services—8.1%
Catalent Pharma Solutions, Inc. 5.00%(4)	07/15/27	950,000	1,002,668
Centene Corp.
3.00%	10/15/30	392,000	410,502
4.63%	12/15/29	534,000	592,740
Encompass Health Corp. 4.75%	02/01/30	766,000	825,196
HCA, Inc. 3.50%	09/01/30	1,367,000	1,418,522
IQVIA, Inc. 5.00%(4)	05/15/27	428,000	451,740
Molina Healthcare, Inc.
3.88%(4)	11/15/30	897,000	960,813
4.38%(4)	06/15/28	602,000	627,868
5.38%	11/15/22	552,000	585,465
Prime Healthcare Services, Inc. 7.25%(4)	11/01/25	1,151,000	1,239,466
Providence Service Corp. (The) 5.88%(4)	11/15/25	347,000	368,471
Tenet Healthcare Corp.
4.63%	07/15/24	500,000	509,400
4.63%(4)	06/15/28	429,000	449,772
4.88%(4)	01/01/26	515,000	537,851
5.13%(4)	11/01/27	263,000	277,823

			10,258,297

Household Products/Wares—0.6%
Central Garden & Pet Co. 4.13%	10/15/30	312,000	326,751
Spectrum Brands, Inc. 5.00%(4)	10/01/29	452,000	480,050

			806,801

Housewares—0.4%
Newell Brands, Inc.
4.35%	04/01/23	85,000	89,673
4.88%	06/01/25	355,000	392,172

			481,845

Insurance—0.5%
Acrisure LLC / Finance, Inc. 4.25%(4)	02/15/29	450,000	450,000
New York Life Insurance Co. 3.75%(4)	05/15/50	105,000	121,798

			571,798

Lodging—0.3%
Hilton Domestic Operating Co., Inc. 5.75%(4)	05/01/28	191,000	206,394
Wyndham Hotels & Resorts, Inc. 4.38%(4)	08/15/28	212,000	214,807

			421,201

Machinery-Construction & Mining—0.5%
BWX Technologies, Inc. 4.13%(4)	06/30/28	593,000	621,915

Machinery-Diversified—0.2%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.75%(4)	04/15/26	267,000	272,674

Media—10.1%
Block Communications, Inc. 4.88%(4)	03/01/28	355,000	370,087
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%(4)	05/01/32	886,000	923,177
5.50%(4)	05/01/26	2,662,000	2,760,387
CSC Holdings LLC
3.38%(4)	02/15/31	547,000	534,698
6.50%(4)	02/01/29	889,000	990,951
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%(4)	08/15/26	1,430,000	1,157,542
DISH DBS Corp.
5.88%	11/15/24	31,000	32,176
7.38%	07/01/28	607,000	632,889
7.75%	07/01/26	30,000	32,586
DISH Network Corp. 3.38%	08/15/26	410,000	379,083
Midcontinent Communications & Finance Co. 5.38%(4)	08/15/27	584,000	612,359
Sinclair Television Group, Inc. 4.13%(4)	12/01/30	377,000	376,293
Sirius XM Radio, Inc.
3.88%(4)	08/01/22	1,510,000	1,529,177
5.50%(4)	07/01/29	280,000	305,393
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(4)	08/15/30	1,496,000	1,552,803
5.50%(4)	05/15/29	543,000	583,562

			12,773,163

Miscellaneous Manufacturers—0.0%
General Electric Co. 0.70% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	39,059

Oil & Gas—4.3%
Antero Resources Corp. 7.63%(4)	02/01/29	579,000	589,856
Devon Energy Corp. 5.00%	06/15/45	145,000	167,025
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%(4)	01/30/28	459,000	487,228
Exxon Mobil Corp. 4.33%	03/19/50	65,000	80,318
Hess Corp. 5.60%	02/15/41	92,000	108,915
Occidental Petroleum Corp.
3.50%	08/15/29	1,468,000	1,364,902
4.40%	08/15/49	723,000	620,840
5.88%	09/01/25	829,000	870,201
Petroleos Mexicanos 7.69%	01/23/50	65,000	61,554
SM Energy Co.
5.63%	06/01/25	50,000	45,483
6.63%	01/15/27	187,000	168,487
6.75%	09/15/26	60,000	54,263

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Oil & Gas (Continued)
Sunoco LP / Sunoco Finance Corp. 4.50%(4)	05/15/29	$45,000	$46,059
5.88%	03/15/28	548,000	584,990
Transocean Pontus, Ltd. 6.13%(4)	08/01/25	28,080	26,027
Transocean Poseidon, Ltd. 6.88%(4)	02/01/27	29,000	26,154
Transocean Sentry, Ltd. 5.38%(4)	05/15/23	158,509	146,621
Valaris PLC 7.75%(5)	02/01/26	125,000	9,531

			5,458,454

Oil & Gas Services—2.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%(4)	04/01/28	720,000	738,000
Transocean Phoenix 2, Ltd. 7.75%(4)	10/15/24	735,000	707,438
Transocean Proteus, Ltd. 6.25%(4)	12/01/24	169,800	156,641
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	04/01/26	348,000	364,382
6.88%	09/01/27	534,000	566,942

			2,533,403

Packaging & Containers—4.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%(4)	04/30/25	154,000	163,047
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.13%(4)	08/15/26	1,260,000	1,304,100
Ball Corp.
4.00%	11/15/23	639,000	685,327
4.88%	03/15/26	374,000	421,105
5.25%	07/01/25	311,000	353,694
Berry Global, Inc. 4.88%(4)	07/15/26	150,000	160,732
Graphic Packaging International LLC
3.50%(4)	03/15/28	1,274,000	1,329,432
4.75%(4)	07/15/27	85,000	94,031
Graphic Packaging International, Inc. 4.13%	08/15/24	100,000	106,365
Sealed Air Corp.
4.00%(4)	12/01/27	582,000	621,285
4.88%(4)	12/01/22	150,000	157,707
5.50%(4)	09/15/25	304,000	338,574
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	130,000
Trident TPI Holdings, Inc. 9.25%(4)	08/01/24	338,000	359,507

			6,224,906

Pharmaceuticals—3.5%
Bausch Health Cos, Inc. (Canada)
5.75%(4)	08/15/27	18,000	19,417
7.00%(4)	03/15/24	2,845,000	2,911,004
Bayer US Finance II LLC
4.38%(4)	12/15/28	79,000	92,708
5.50%(4)	08/15/25	54,000	63,173
CVS Health Corp. 5.05%	03/25/48	61,000	79,950
Elanco Animal Health, Inc.
5.27%	08/28/23	401,000	433,832
5.90%	08/28/28	688,000	823,966

			4,424,050

Pipelines—2.9%
Cheniere Corpus Christi Holdings LLC 5.13%	06/30/27	13,000	15,436
Cheniere Energy Partners LP 4.50%	10/01/29	75,000	80,505
DCP Midstream Operating LP 5.60%	04/01/44	136,000	142,226
Energy Transfer Operating LP 6.25%	04/15/49	129,000	152,808
6.63% (3 mo. USD LIBOR + 4.155%)(1)	12/31/99	1,060,000	910,275
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50%(4)	02/01/26	500,000	507,495
Rockies Express Pipeline LLC 6.88%(4)	04/15/40	541,000	605,920
Sunoco Logistics Partners Operations LP
5.35%	05/15/45	126,000	134,399
5.40%	10/01/47	40,000	42,628
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.50%	03/01/30	305,000	324,825
6.88%	01/15/29	188,000	207,924
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	587,000	592,870

			3,717,311

REIT—3.2%
American Assets Trust LP 3.38%	02/01/31	600,000	620,022
CyrusOne LP / CyrusOne Finance Corp.
3.45%	11/15/29	876,000	941,840
GLP Capital LP / GLP Financing II, Inc. 5.75%	06/01/28	616,000	734,100
Iron Mountain, Inc.
5.25%(4)	07/15/30	592,000	628,260
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	130,000	136,963
4.63%(4)	06/15/25	307,000	326,476
5.63%	05/01/24	106,000	113,914
SL Green Operating Partnership LP 3.25%	10/15/22	500,000	518,040

			4,019,615

Retail—1.8%
1011778 BC ULC / New Red Finance, Inc. 3.50%(4)	02/15/29	1,048,000	1,047,874
FirstCash, Inc. 4.63%(4)	09/01/28	882,000	915,891
Murphy Oil USA, Inc. 3.75%(4)	02/15/31	307,000	308,446

			2,272,211

Semiconductors—0.1%
Intel Corp. 4.75%	03/25/50	55,000	74,151
NVIDIA Corp. 3.50%	04/01/50	95,000	109,600

			183,751

Software—0.8%
MSCI, Inc. 3.63%(4)	09/01/30	65,000	69,093
SS&C Technologies, Inc. 5.50%(4)	09/30/27	862,000	913,944

			983,037

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Telecommunications—10.2%
AT&T, Inc.
3.55% (4)	09/15/55	$768,000	$734,457
4.50%	05/15/35	412,000	489,515
CenturyLink, Inc. 4.00% (4)	02/15/27	985,000	1,020,184
Frontier Communications Corp. 5.00% (4)	05/01/28	598,000	619,971
Level 3 Financing, Inc.
3.63% (4)	01/15/29	225,000	224,370
4.25% (4)	07/01/28	1,452,000	1,489,563
4.63% (4)	09/15/27	600,000	624,423
Qwest Corp.
6.75%	12/01/21	373,000	390,829
7.25%	09/15/25	750,000	904,688
SES Global Americas Holdings GP 5.30% (4)	03/25/44	559,000	612,759
Sprint Corp. 7.88%	09/15/23	1,846,000	2,134,437
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15% (4)	09/20/29	907,000	1,057,326
T-Mobile USA, Inc.
2.25%	02/15/26	2,460,000	2,488,216
6.00%	04/15/24	100,000	101,223

			12,891,961

Total Corporate Bonds (Cost: $93,614,378)			96,910,721

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—1.4%
ACE Securities Corp. Home Equity Loan Trust (06-ASP6-A2C) 0.29% (1 mo. USD LIBOR + 0.160%)(1)	12/25/36	283,682	147,004
Ajax Mortgage Loan Trust (19-D-A1) 2.96% (4)	09/25/65	76,448	77,569
Citigroup Mortgage Loan Trust (15-6-2A1) 0.69% (4),(6)	12/25/35	20,110	20,256
First Horizon Alternative Mortgage Securities Trust (04-AA3-A1) 2.28% (6)	09/25/34	51,662	51,100
GSAMP Trust (05-HE4-M3) 0.91% (1 mo. USD LIBOR + 0.780%)(1)	07/25/45	100,000	98,864
HSI Asset Securitization Corp. Trust (06-HE1-1A1) 0.27% (1 mo. USD LIBOR + 0.140%)(1)	10/25/36	220,640	100,552
IndyMac INDX Mortgage Loan Trust (07-FLX4-2A2) 0.38% (1 mo. USD LIBOR + 0.250%)(1)	07/25/37	128,913	123,667
Long Beach Mortgage Loan Trust (06-10-1A) 0.28% (1 mo. USD LIBOR + 0.150%)(1)	11/25/36	183,423	134,868
Mastr Asset Backed Securities Trust (06-HE2-A3) 0.43% (1 mo. USD LIBOR + 0.300%)(1)	06/25/36	235,359	133,857
Mastr Asset Backed Securities Trust (06-WMC4-A5) 0.28% (1 mo. USD LIBOR + 0.150%)(1)	10/25/36	443,474	206,020
Merrill Lynch Mortgage Investors Trust (04-A-A1) 0.59% (1 mo. USD LIBOR + 0.460%)(1)	04/25/29	67,283	64,613
Morgan Stanley ABS Capital I, Inc. Trust (06-HE8-A2C) 0.27% (1 mo. USD LIBOR + 0.140%)(1)	10/25/36	224,202	131,065
Morgan Stanley ABS Capital I, Inc. Trust (07-HE1-A2D) 0.36% (1 mo. USD LIBOR + 0.230%)(1)	11/25/36	192,802	138,338
Sequoia Mortgage Trust (04-4-A) 0.78% (6 mo. USD LIBOR + 0.520%)(1)	05/20/34	70,772	68,292
WaMu Mortgage Pass-Through Certificates (05-AR19-A1B2) 0.95% (1 mo. USD LIBOR + 0.820%)(1)	12/25/45	72,387	71,247
WaMu Mortgage Pass-Through Certificates (05-AR8-2AB2) 0.97% (1 mo. USD LIBOR + 0.840%)(1)	07/25/45	73,087	71,430
Washington Mutual Asset-Backed Certificates (WMABS-07-HE2-2A2) 0.35% (1 mo. USD LIBOR + 0.220%)(1)	02/25/37	336,232	148,200

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,789,448)			1,786,942

Total Fixed Income Securities (Cost: $109,853,172)			113,490,974

		Shares

COMMON STOCK—% (Cost: $327,224)

Electric—0.0%
Homer City Holdings LLC—Series A(3),(7)		5,610	—

Total Common Stock (Cost: $327,224)			—

MONEY MARKET INVESTMENTS—1.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(8)		2,348,236	2,348,236

Total Money Market Investments (Cost: $2,348,236)			2,348,236

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—11.9%
U.S. TREASURY SECURITIES —11.9% of Net Assets
U.S. Treasury Bill
0.05% (9)	02/04/21	$750,000	749,998
0.06% (9)	02/02/21	1,500,000	1,499,999
0.06% (9)	02/16/21	4,700,000	4,699,936
0.09% (9)	02/09/21	5,600,000	5,599,951
0.05% (9)	03/02/21	2,500,000	2,499,909
Total U.S. Treasury Securities (Cost: $15,049,622)			15,049,793

Total Short Term Investments (Cost: $15,049,622)			15,049,793

Total Investments (103.1%) (Cost: $127,578,254)			130,889,003

Liabilities In Excess Of Other Assets (-3.1%)			(3,983,933)

Net Assets (100.0%)			$126,905,070

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2	5-Year U.S. Treasury Note Futures	03/31/21	$251,723	$251,750	$27

			$251,723	$251,750	$27

Short Futures
10	10-Year U.S. Ultra Treasury Note Futures	03/22/21	(1,546,088)	$(1,538,281)	$7,807
9	U.S. Ultra Long Bond Futures	03/22/21	(1,907,927)	(1,842,469)	65,458

			$(3,454,015)	$(3,380,750)	$73,265

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $61,301,703 or 48.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(9)	Rate shown represents yield-to-maturity.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Corporate Bonds	76.4%
U.S. Treasury Securities	11.9
Bank Loans	11.6
Money Market Investments	1.8
Residential Mortgage-Backed Securities—Non-Agency	1.4
Common Stock	0.0
Other*	(3.1)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$14,743,183	$50,128	$14,793,311
Corporate Bonds*	—	96,910,721	—	96,910,721
Residential Mortgage-Backed Securities—Non-Agency	—	1,786,942	—	1,786,942

Total Fixed Income Securities	—	113,440,846	50,128	113,490,974

Equity Securities
Common Stock*	—	—	—	—
Money Market Investments	2,348,236	—	—	2,348,236
Short-Term Investments*	15,049,793	—	—	15,049,793

Total Investments	$17,398,029	$113,440,846	$50,128	$130,889,003

Asset Derivatives
Futures Contracts
Interest Rate Risk	73,292	—	—	73,292

Total Investments	$17,471,321	$113,440,846	$50,128	$130,962,295

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—78.7% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—9.2%
Fannie Mae, Pool #AM4580 3.43%	10/01/23	$40,581	$43,336
Fannie Mae, Pool #468764 4.16%	07/01/21	45,000	45,000
Fannie Mae (16-M11-AL) 2.94%	07/25/39	25,491	26,426
Freddie Mac Multifamily Structured Pass Through Certificates (K722-X1) (I/O) 1.31%(1)	03/25/23	917,866	18,776
Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1) 1.77%	02/25/25	59,105	60,545
Freddie Mac Multifamily Structured Pass Through Certificates (KJ24-A1) 2.28%	05/25/26	55,396	58,197
Freddie Mac Multifamily Structured Pass Through Certificates (KJ27-A1) 2.09%	07/25/24	42,910	44,372
Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1) 0.74%	01/25/26	74,262	74,449
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(1)	11/25/40	150,000	4,346
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.20%(1)	04/25/23	847,689	3,749
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1) 2.14%	07/25/25	62,914	65,093
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.65%(1)	09/25/25	248,674	6,681
FRESB Mortgage Trust (15-SB3-A3) 0.69% (1 mo. USD LIBOR + 0.550%)(2)	01/25/43	41,738	41,788
Ginnie Mae (07-12-C) 5.28%(1)	04/16/41	6,866	6,935
Ginnie Mae (08-92-E) 5.56%(1)	03/16/44	9,409	9,562
Ginnie Mae (10-159-D) 4.29%(1)	09/16/44	25,431	26,194
Ginnie Mae (11-165-IO) (I/O) 0.15%(1)	10/16/51	545,132	709
United States Small Business Administration (02-20I-1) 4.89%	09/01/22	5,866	5,982
United States Small Business Administration (05-20B-1) 4.63%	02/01/25	39,830	41,755

Total Commercial Mortgage-Backed Securities—Agency (Cost: $606,477)			583,895

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.7%
BBCMS Mortgage Trust (17-C1-A2) 3.19%	02/15/50	17,733	18,104
BX Commercial Mortgage Trust (18-IND-A) 0.88% (1 mo. USD LIBOR + 0.750%)(2),(3)	11/15/35	3,851	3,863
BX Commercial Mortgage Trust (20-BXLP-A) 0.93% (1 mo. USD LIBOR + 0.800%)(2),(3)	12/15/36	14,986	15,048
COMM Mortgage Trust (13-CR9-ASB) 3.83%	07/10/45	29,020	30,172
COMM Mortgage Trust (13-LC6-XA) (I/O) 1.32%(1)	01/10/46	442,768	8,575
DBRR Trust (11-LC2-A4A) 4.54%(1),(3)	07/12/44	14,500	14,542
JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-A4) 4.39%(3)	07/15/46	14,325	14,405
JPMorgan Chase Commercial Mortgage Securities Trust (11-C5-A3) 4.17%	08/15/46	47,072	47,570
Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O) 0.59%(1)	10/15/46	348,773	4,434
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.33%(1)	02/15/46	786,693	16,564
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3) 3.77%	04/15/47	11,257	12,166
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	25,816	25,916
Morgan Stanley Capital I Trust (11-C3-XA) (I/O) 0.61%(3),(1)	07/15/49	3,654,855	3,862
UBS Commercial Mortgage Trust (12-C1-XA) (I/O) 2.06%(1),(3),(4)	05/10/45	269,646	3,920
UBS Commercial Mortgage Trust (18-C11-A1) 3.21%	06/15/51	1,773	1,792
Wells Fargo Commercial Mortgage Trust (16-C34-A2) 2.60%	06/15/49	59,441	59,723
Wells Fargo Commercial Mortgage Trust (16-C36-A2) 2.50%	11/15/59	25,000	25,190
Wells Fargo Commercial Mortgage Trust (16-LC24-A2) 2.50%	10/15/49	20,726	20,973
WFRBS Commercial Mortgage Trust (12-C6-XA) (I/O) 2.05%(1),(3)	04/15/45	1,236,887	11,508
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.88%(1),(3)	11/15/45	837,948	20,452

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $419,619)			358,779

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—20.1%
Fannie Mae (03-11-FA) 1.13% (1 mo. USD LIBOR + 1.000%)(2)	09/25/32	10,690	10,923
Fannie Mae (03-52-NF) 0.53% (1 mo. USD LIBOR + 0.400%)(2)	06/25/23	4,143	4,146
Fannie Mae (06-23-FP) (PAC) 0.43% (1 mo. USD LIBOR + 0.300%)(2)	04/25/36	14,236	14,307
Fannie Mae (07-64-FA) 0.60% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	23,556	23,793
Fannie Mae (08-24-PF) (PAC) 0.78% (1 mo. USD LIBOR + 0.650%)(2)	02/25/38	15,261	15,382
Fannie Mae (10-118-GF) (PAC) 0.68% (1 mo. USD LIBOR + 0.550%)(2)	10/25/39	31,330	31,476
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	11,053	11,290
Fannie Mae (12-93-GF) (PAC) 0.38% (1 mo. USD LIBOR + 0.250%)(2)	07/25/40	27,264	27,287

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (20-10-FA) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	$39,327	$39,694
Fannie Mae (17-10-FA) 0.55% (1 mo. USD LIBOR + 0.400%)(2)	03/25/47	69,631	70,226
Fannie Mae, Pool #254548 5.50%	12/01/32	8,823	10,240
Fannie Mae, Pool #600187 7.00%	07/01/31	19,961	22,864
Fannie Mae, Pool #995364 6.00%	10/01/38	11,266	13,334
Fannie Mae, Pool #AL0851 6.00%	10/01/40	5,282	6,192
Freddie Mac (3071-TF) (PAC) 0.43% (1 mo. USD LIBOR + 0.300%)(2)	04/15/35	23,922	23,966
Freddie Mac (3084-FN) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	12/15/34	9,049	9,058
Freddie Mac (3300-FA) 0.43% (1 mo. USD LIBOR + 0.300%)(2)	08/15/35	27,433	27,584
Freddie Mac (3318-F) 0.38% (1 mo. USD LIBOR + 0.250%)(2)	05/15/37	34,100	34,134
Freddie Mac (3767-JF) (PAC) 0.43% (1 mo. USD LIBOR + 0.300%)(2)	02/15/39	6,026	6,030
Freddie Mac (3879-MF) 0.48% (1 mo. USD LIBOR + 0.350%)(2)	09/15/38	9,894	9,908
Freddie Mac (3940-PF) (PAC) 0.48% (1 mo. USD LIBOR + 0.350%)(2)	05/15/40	19,384	19,407
Freddie Mac (3946-FG) (PAC) 0.48% (1 mo. USD LIBOR + 0.350%)(2)	10/15/39	9,502	9,520
Freddie Mac (4231-FD) 0.48% (1 mo. USD LIBOR + 0.350%)(2)	10/15/32	43,014	42,533
Freddie Mac (263-F5) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	06/15/42	29,360	29,543
Ginnie Mae II, Pool #80022 3.13% (1- year Treasury Constant Maturity Rate + 1.500%)(2)	12/20/26	9,201	9,435
Ginnie Mae II, Pool #80636 2.25% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	09/20/32	6,238	6,457
Ginnie Mae II, Pool #80757 2.25% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	10/20/33	3,472	3,558
Ginnie Mae II, Pool #80797 3.00% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	01/20/34	25,199	25,887
Ginnie Mae II, Pool #80937 2.88% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	06/20/34	11,675	12,218
Ginnie Mae II TBA, 30 Year 2.00% (5)	05/30/50	125,000	129,562
2.50% (5)	03/02/50	400,000	420,150
Uniform Mortgage-Backed Securities TBA, 30 Year 2.00% (5)	08/30/50	25,000	25,814
2.00% (5)	08/30/50	50,000	51,547
2.50% (5)	06/30/50	75,000	78,886

Total Residential Mortgage-Backed Securities—Agency (Cost: $1,265,416)			1,276,351

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.0%
Accredited Mortgage Loan Trust (05-1-M2) 1.17% (1 mo. USD LIBOR + 1.035%)(2)	04/25/35	92,883	93,588
Centex Home Equity Loan Trust (04-D-AF6) 5.17%	09/25/34	277	278
Centex Home Equity Loan Trust (06-A-AV4) 0.38% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	6,296	6,271
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 2.36% (1)	11/25/32	15,020	15,020
CWABS Asset-Backed Certificates Trust (05-3-MV5) 1.14% (1 mo. USD LIBOR + 1.005%)(2)	08/25/35	35,511	35,573
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.13% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	12,471	12,664
JPMorgan Mortgage Acquisition Trust (06-CH1-M1) 0.35% (1 mo. USD LIBOR + 0.220%)(2)	07/25/36	23,675	23,687
Morgan Stanley ABS Capital I, Inc. Trust (05-WMC3-M4) 1.06% (1 mo. USD LIBOR + 0.930%)(2)	03/25/35	46,135	46,214
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 1.03% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	990	993
NovaStar Mortgage Funding Trust Series (05-1-M5) 1.21% (1 mo. USD LIBOR + 1.080%)(2)	06/25/35	53,453	52,024
Option One Mortgage Loan Trust Asset-Backed Certificates (05-4-M1) 0.79% (1 mo. USD LIBOR + 0.660%)(2)	11/25/35	30,754	30,800
RASC Series Trust (06-KS3-M1) 0.63% (1 mo. USD LIBOR + 0.330%)(2)	04/25/36	75,000	74,018
Residential Accredit Loans, Inc. (02-QS16-A2) 0.68% (1 mo. USD LIBOR + 0.550%)(2),(6)	10/25/17	72	72
Structured Asset Investment Loan Trust (05-HE3-M1) 0.85% (1 mo. USD LIBOR + 0.720%)(2)	09/25/35	55,509	55,335

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $427,454)			446,537

CORPORATE BONDS—21.2%
Auto Manufacturers—1.0%
Daimler Finance North America LLC 2.20% (3)	10/30/21	25,000	25,353
Ford Motor Credit Co. LLC
1.05% (3 mo. USD LIBOR + 0.810%)(2)	04/05/21	25,000	24,952
1.30% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	5,000	4,925

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Auto Manufacturers (Continued)
3.22%	01/09/22	$5,000	$5,053
General Motors Financial Co., Inc. 4.20%	11/06/21	5,000	5,142

			65,425

Banks—4.9%
Citigroup, Inc.
2.90%	12/08/21	25,000	25,504
3.35% (3 mo. USD LIBOR + 0.897%)(2)	04/24/25	30,000	32,479
HSBC Holdings PLC 3.95% (3 mo. USD LIBOR + 0.987%)(2)	05/18/24	35,000	37,646
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR +0.810%)(2)	11/07/23	15,000	15,602
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	55,000	60,484
3.90%	03/12/24	10,000	10,997
Morgan Stanley
0.53% (SOFR + 0.455%)(2)	01/25/24	35,000	35,027
5.50%	07/28/21	25,000	25,634
Santander UK Group Holdings PLC (United Kingdom) 3.57%	01/10/23	10,000	10,289
Wells Fargo & Co. 3.75%	01/24/24	15,000	16,331
Wells Fargo Bank N.A. 2.08% (3 mo. USD LIBOR + 0.650%)(2)	09/09/22	40,000	40,432

			310,425

Biotechnology—0.7%
Gilead Sciences, Inc.
0.77% (3 mo. USD LIBOR + 0.520%)(2)	09/29/23	25,000	25,065
Royalty Pharma PLC
0.75%(3)	09/02/23	20,000	20,096

			45,161

Chemicals—0.2%
Nutrition & Biosciences, Inc.
0.70%(3)	09/15/22	10,000	10,029

Commercial Services—0.4%
IHS Markit, Ltd. 5.00%(3)	11/01/22	25,000	26,662

Diversified Financial Services—1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	10,000	10,292
4.88%	01/16/24	10,000	10,991
Air Lease Corp. 3.50%	01/15/22	30,000	30,832
Aviation Capital Group LLC 1.18% (3 mo. USD LIBOR + 0.950%)(2),(3)	06/01/21	15,000	14,987
Avolon Holdings Funding, Ltd. 3.63%(3)	05/01/22	10,000	10,228
Intercontinental Exchange, Inc. 0.87% (3 mo. USD LIBOR + 0.650%)(2)	06/15/23	30,000	30,088
Park Aerospace Holdings, Ltd.
3.63%(3)	03/15/21	10,000	10,019
4.50%(3)	03/15/23	5,000	5,259

			122,696

Electric—0.4%
Dominion Energy, Inc. 3.30%	03/15/25	25,000	27,443

Food—0.8%
Kraft Heinz Foods Co.
3.95%	07/15/25	5,000	5,467
4.00%	06/15/23	35,000	37,550
Smithfield Foods, Inc. 3.35%(3)	02/01/22	10,000	10,178

			53,195

Healthcare-Products—0.3%
Fresenius US Finance II, Inc. 4.50%(3)	01/15/23	15,000	15,861
Zimmer Biomet Holdings, Inc. 0.99% (3 mo. USD LIBOR + 0.750%)(2)	03/19/21	3,000	3,001

			18,862

Healthcare-Services—1.3%
Anthem, Inc. 3.70%	08/15/21	30,000	30,300
CommonSpirit Health 2.76%	10/01/24	10,000	10,736
Dignity Health 3.13%	11/01/22	10,000	10,431
Fresenius Medical Care US Finance II, Inc. 5.88%(3)	01/31/22	15,000	15,784
Humana, Inc. 3.85%	10/01/24	15,000	16,582

			83,833

Insurance—0.4%
Allstate Corp. (The) 0.68% (3 mo. USD LIBOR + 0.430%)(2)	03/29/21	25,000	25,019

Miscellaneous Manufacturers—2.0%
General Electric Co.
0.60% (3 mo. USD LIBOR + 0.38%)(2)	05/05/26	5,000	4,895
1.24% (3 mo. USD LIBOR + 1.000%)(2)	04/15/23	75,000	75,331
3.63%	05/01/30	40,000	44,407

			124,633

Oil & Gas—0.2%
Petroleos Mexicanos 5.35%	02/12/28	15,000	14,385

Packaging & Containers—0.6%
Bemis Co., Inc. 4.50%	10/15/21	20,000	20,374
Berry Global, Inc. 0.95%(3)	02/15/24	15,000	15,045

			35,419

Pharmaceuticals—1.4%
Bausch Health Cos, Inc. (Canada) 7.00%(3)	03/15/24	15,000	15,348
Bayer US Finance LLC 2.20%(3)	07/15/22	45,000	45,977
Upjohn, Inc. 1.13%(3)	06/22/22	25,000	25,233

			86,558

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
REIT—3.4%
American Campus Communities Operating Partnership LP 3.75%	04/15/23		$30,000	$31,823
Boston Properties LP 4.13%	05/15/21		25,000	25,078
Camden Property Trust 2.95%	12/15/22		25,000	26,019
CyrusOne LP / CyrusOne Finance Corp. 2.90%	11/15/24		20,000	21,351
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23		25,000	27,400
Highwoods Realty LP 3.20%	06/15/21		7,000	7,034
Kilroy Realty LP 3.45%	12/15/24		5,000	5,405
Kimco Realty Corp. 3.40%	11/01/22		20,000	20,944
SL Green Operating Partnership LP 1.20% (3 mo. USD LIBOR + 0.980%)(2)	08/16/21		40,000	39,907
WEA Finance LLC 3.15%(3)	04/05/22		10,000	10,221

				215,182

Retail—0.2%
7-Eleven, Inc. 0.66% (3 mo. USD LIBOR + 0.450%)(2),(3)	08/10/22		15,000	15,010

Savings & Loans—0.4%
Nationwide Building Society (United Kingdom) 3.62% (3 mo. USD LIBOR + 0.181%)(2),(3)	04/26/23		25,000	25,924

Telecommunications—0.7%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(3)	03/20/23		14,063	14,222
T-Mobile USA, Inc. 3.88%(3)	04/15/30		25,000	28,261

				42,483

Total Corporate Bonds (Cost: $1,317,604)				1,348,344

MUNICIPAL BONDS—1.1%
City and County of Denver Co. Airport System Revenue, Revenue Bond 1.12%	11/15/24		10,000	10,053
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.32%	10/01/22		15,000	15,429
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 2.31%	11/01/26		25,000	27,042
New York State Dormitory Authority, Revenue Bond 5.00%	03/15/24		15,000	17,092

Total Municipal Bonds (Cost: $67,246)				69,616

U.S. TREASURY SECURITIES—13.9%
U.S. Treasury Floating Rate Note
0.14% (3 mo. Treasury Money Market Yield + 0.055%)(2)	10/31/22		170,000	170,083
0.30% (3 mo. Treasury Money Market Yield + 0.220%)(2)	07/31/21		620,000	620,769
U.S. Treasury Note
0.13%	12/31/22		29,000	29,008
0.38%	12/31/25		65,000	64,850

Total U.S. Treasury Securities (Cost: $862,812)				884,710

ASSET-BACKED SECURITIES—0.5% (Cost: $40,274)
CoreVest American Finance Trust (19-1-XA) (I/O) 2.16%(1),(3)	03/15/52		480,922	34,253

Total Asset-backed Securities (Cost: $40,274)				34,253

Total Fixed Income Securities (Cost: $5,006,902)				5,002,485

		Shares
MONEY MARKET INVESTMENTS—2.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.03%(7)131,671				131,671

Total Money Market Investments (Cost: $131,671)				131,671

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—29.3%
Foreign Government Bonds—4.5%
Japan Treasury Discount Bill
0.00%(8)	04/05/21	JPY	20,000,000	190,941
0.00%(8)	03/22/21	JPY	10,000,000	95,471

Total Foreign Government Bonds (Cost: $288,554)				286,412

U.S. Treasury Securities—24.8%
U.S. Treasury Bill
0.05%(9)	04/29/21		175,000	174,977
0.04%(9)	03/02/21		175,000	174,994
0.00%(9)	04/01/21		250,000	249,977
U.S. Cash Management Bill
0.03%(9)	02/02/21		175,000	175,000
0.04%(9)	02/23/21		300,000	299,994
0.03%(9)	02/16/21		500,000	499,993

Total U.S. Treasury Securities (Cost: $1,574,909)				1,574,935

Total Short Term Investments (Cost: $1,863,463)				1,861,347

Total Investments (110.1%) (Cost: $7,002,036)				6,995,503

Liabilities In Excess Of Other Assets (-10.1%)				(641,130)
Net Assets (100.0%)				$6,354,373

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(10)
Goldman Sachs & Co.	JPY	10,000,000	03/22/21	$96,217	$95,562	$655
Goldman Sachs & Co.	JPY	20,000,000	04/05/21	192,758	191,156	1,602

				$288,975	$286,718	$2,257

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
SELL
1	10-Year U.S. Ultra Treasury Note Futures	03/22/21	$(157,295)	$(153,828)	$3,467
3	2-Year U.S. Treasury Note Futures	03/31/21	(662,635)	(662,930)	(295)
2	5-Year U.S. Treasury Note Futures	03/31/21	(251,808)	(251,750)	58

			$(1,071,738)	$(1,068,508)	$3,230

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $481,550 or 7.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 3).
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of January 31, 2021.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(8)	Security is not accruing interest.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
U.S. Treasury Securities	38.7%
Corporate Bonds	21.2
Residential Mortgage-Backed Securities—Agency	20.1
Commercial Mortgage-Backed Securities—Agency	9.2
Residential Mortgage-Backed Securities—Non-Agency	7.0
Commercial Mortgage-Backed Securities—Non-Agency	5.7
Foreign Government Bonds	4.5
Money Market Investments	2.1
Municipal Bonds	1.1
Asset-Backed Securities	0.5
Other*	(10.1)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$583,895	$—	$583,895
Commercial Mortgage-Backed Securities—Non-Agency	—	358,779	—	358,779
Residential Mortgage-Backed Securities—Agency	—	1,276,351	—	1,276,351
Residential Mortgage-Backed Securities—Non-Agency	—	446,537	—	446,537
Corporate Bonds*	—	1,348,344	—	1,348,344
Municipal Bonds	—	69,616	—	69,616
U.S. Treasury Securities	884,710	—	—	884,710
Asset-Backed Securities	—	34,253	—	34,253

Total Fixed Income Securities	884,710	4,117,775	—	5,002,485

Money Market Investments	131,671	—	—	131,671
Short-Term Investments	1,574,935	286,412	—	1,861,347

Total Investments	$2,591,316	$4,404,187	$—	$6,995,503

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,257	—	2,257
Futures Contracts
Interest Rate Risk	3,525	—	—	3,525

Total Investments	$2,594,841	$4,406,444	$—	$7,001,285

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(295)	$—	$—	$(295)

Total	$(295)	$—	$—	$(295)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—119.5% of Net Assets
ASSET-BACKED SECURITIES—4.9%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$6,407,262	$7,353,868
Allegro CLO XII, Ltd. (20-1A-A1) 0.00% (3 mo. USD LIBOR + 1.250%)(1),(2),(3)	01/21/32	17,125,000	17,138,512
Arbor Realty Commercial Real Estate Note, Ltd. (19-FL1-A) 1.28% (1 mo. USD LIBOR + 1.150%)(1),(2)	05/15/37	11,900,000	11,939,047
Barings CLO, Ltd. (18-3A-A1) 1.17% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/20/29	9,500,000	9,487,042
Barings CLO, Ltd. (20-4A-A) 1.44% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/20/32	18,500,000	18,518,259
BSPRT Issuer, Ltd. (18-FL4-A) 1.18% (1 mo. USD LIBOR + 1.050%)(1),(2)	09/15/35	5,630,178	5,637,054
CoreVest American Finance Trust (20-1-A2) 2.30%(1)	03/15/50	22,735,000	22,766,893
CoreVest American Finance Trust (20-1-XA) (I/O) 2.70%(1),(4)	03/15/50	62,064,615	7,227,998
CoreVest American Finance Trust (20-1-XB) (I/O) 2.07%(1),(4)	03/15/50	38,948,500	5,219,977
CoreVest American Finance Trust (20-4-XA) (I/O) 3.87%(1),(4)	12/15/52	60,321,976	9,213,545
CoreVest American Finance Trust (20-4-XB) (I/O) 2.83%(1),(4)	12/15/52	27,500,000	4,220,300
Dryden CLO, Ltd. (20-83A-A) 1.46% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/18/32	18,000,000	18,017,640
EFS Volunteer No 2 LLC (12-1-A2) 1.48% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	5,772,871	5,862,417
EFS Volunteer No 3 LLC (12-1-A3) 1.13% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	12,439,733	12,512,647
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	5,727,750	5,792,324
Higher Education Funding I (14-1-A) 1.26% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	13,485	13,572
LCM XXIV, Ltd. (24A-A) 1.53% (3 mo. USD LIBOR + 1.310%)(1),(2)	03/20/30	10,000,000	10,008,570
LoanCore Issuer, Ltd. (18-CRE1-A) 1.26% (1 mo. USD LIBOR + 1.130%)(1),(2)	05/15/28	8,443,777	8,445,886
Lucali CLO, Ltd. (20-1A-A) 1.45% (3 mo. USD LIBOR + 1.210%)(1),(2)	01/15/33	18,000,000	18,047,700
Madison Park Funding XLVIII, Ltd. (21-48A-A) 0.00% (3 mo. USD LIBOR + 1.150%)(1),(2),(3),(5)	04/19/33	18,000,000	18,012,816
Marathon CRE, Ltd. (18-FL1-A) 1.28% (1 mo. USD LIBOR + 1.150%)(1),(2)	06/15/28	21,412,857	21,428,428
Navient Student Loan Trust (14-3-A) 0.75% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	21,839,485	21,699,351
Navient Student Loan Trust (14-4-A) 0.75% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	12,053,598	11,971,672
Navient Student Loan Trust (16-5A-A) 1.38% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	14,855,473	15,440,007
Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R) 1.47% (3 mo. USD LIBOR + 1.250%)(1),(2)	04/20/33	18,750,000	18,773,156
Palmer Square CLO, Ltd. (14-1A-A1R2) 1.35% (3 mo. USD LIBOR + 1.130%)(1),(2)	01/17/31	10,000,000	10,006,090
Palmer Square Loan Funding Ltd. (20-2A-A2) 1.77% (3 mo. USD LIBOR + 1.550%)(1),(2)	04/20/28	7,750,000	7,756,670
Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A) 1.59% (3 mo. USD LIBOR + 1.390%)(1),(2)	01/20/34	19,000,000	19,011,362
Rockford Tower CLO, Ltd. (18-1A-A) 1.32% (1 X 3 mo. USD LIBOR + 1.100%)(1),(2)	05/20/31	4,750,000	4,752,394
Sixth Street CLO XVII, Ltd. (21-17A-A) 0.00% (3 mo. USD LIBOR + 1.240%)(1),(2),(3),(5)	01/20/34	18,000,000	18,010,908
SLM Student Loan Trust (08-5-A4) 1.92% (3 mo. USD LIBOR + 1.700%)(2)	07/25/23	1,958,419	1,976,242
SLM Student Loan Trust (08-8-B) 2.47% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,710,131
TRTX Issuer, Ltd. (19-FL3-A) 1.28% (1 mo. USD LIBOR + 1.150%)(1),(2)	10/15/34	14,185,000	14,241,653
Voya CLO, Ltd. (14-3A-A1R) 0.94% (3 mo. USD LIBOR + 0.720%)(1),(2)	07/25/26	441,296	441,622

Total Asset-backed Securities (Cost: $386,995,416)			386,655,753

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.4%
Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O) 2.49%(4)	06/25/42	78,039,937	5,749,288
Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O) 2.04%(4)	11/25/42	77,991,835	5,420,094

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O) 1.60%(4)	01/25/43	$76,625,000	$4,428,147
Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O) 1.50%(4)	04/25/43	126,630,757	7,313,958
Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O) 1.51%(4)	04/25/43	94,964,072	5,434,718

Total Commercial Mortgage-Backed Securities—Agency (Cost: $35,285,762)			28,346,205

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3) 5.28%(1)	08/10/35	14,664,273	15,626,596
BAMLL Commercial Mortgage Securities Trust (20-BOC-A) 2.63%(1)	01/15/32	14,275,000	14,898,788
BANK (18-BN13-A5) 4.22%(4)	08/15/61	7,000,000	8,262,644
BANK (19-BN20-A2) 2.76%	09/15/62	14,450,000	15,713,461
BANK (19-BN21-A4) 2.60%	10/17/52	11,610,000	12,413,813
BANK (19-BN21-A5) 2.85%	10/17/52	13,365,000	14,745,570
BBCMS Mortgage Trust (20-C6-A4) 2.64%	02/15/53	25,990,000	28,154,161
Benchmark Mortgage Trust (18-B8-A5) 4.23%	01/15/52	13,510,000	16,120,304
Benchmark Mortgage Trust (19-B10-3CCB) 3.90%(1),(4)	03/15/62	3,525,000	3,558,040
Benchmark Mortgage Trust (19-B14-225D) 3.29%(1),(4)	12/15/62	10,000,000	9,567,946
BX Commercial Mortgage Trust (20-VIV4-A) 2.84%(1)	03/09/44	15,285,000	16,355,861
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	8,270,000	9,155,248
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	12,500,000	13,701,890
CSAIL Commercial Mortgage Trust (18-CX11-A3) 4.09%	04/15/51	8,470,000	9,438,414
CSAIL Commercial Mortgage Trust (20-C19-ASB) 2.55%	03/15/53	31,288,000	33,829,860
DBGS BIOD Mortgage Trust (18-C1-A4) 4.47%	10/15/51	8,000,000	9,632,701
DBRR Trust (11-LC2-A4A) 4.54%(1),(4)	07/12/44	2,987,300	2,995,940
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	7,280,329
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	5,750,000	6,313,905
Grace Trust (20-GRCE-A) 2.35%(1)	12/10/40	30,000,000	31,669,417
GS Mortgage Securities Trust (12-ALOH-D) 4.13%(1)	04/10/34	10,605,000	10,017,890
GS Mortgage Securities Trust (20-GC47-A5) 2.38%	05/12/53	13,305,000	14,135,824
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(4)	12/10/41	5,750,000	6,362,131
JPMorgan Chase Commercial Mortgage Securities Trust (18-PHH-A) 2.41% (1 mo. USD LIBOR + 0.910%)(1),(2)	06/15/35	11,619,337	11,653,145
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	13,765,000	15,670,228
MFT Trust (20-ABC-D) 3.48%(1),(4)	02/10/42	3,245,000	3,148,175
Morgan Stanley Capital I Trust (18-MP-A) 4.28%(1),(4)	07/11/40	18,650,000	20,587,062
Morgan Stanley Capital I Trust (19-L2-A3) 3.81%	03/15/52	6,865,000	7,881,933
Morgan Stanley Capital I Trust (19-L2-A4) 4.07%	03/15/52	8,675,000	10,269,457
Morgan Stanley Capital I Trust (20-CNP-A) 2.43%(1),(4)	04/05/42	18,000,000	18,983,639
One Bryant Park Trust (19-OBP-A) 2. 52%(1)	09/15/54	16,825,000	17,998,294
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A) 3.66%(1),(4)	01/05/43	20,935,000	21,864,966
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(4)	01/05/43	340,000	345,138
Wells Fargo Commercial Mortgage Trust (15-SG1-B) 4.46%(4)	09/15/48	13,941,000	12,860,539
Wells Fargo Re-REMIC Trust (11-RR1-1B) 3.80%(1),(4)	09/17/47	5,736,338	5,738,360

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $442,636,394)			456,951,669

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—57.3%
Fannie Mae, Pool #FM2318 3.50%	09/01/49	55,470,909	60,507,800
Fannie Mae, Pool #MA3811 3.00%	10/01/49	10,799,317	11,205,135
Fannie Mae, Pool #MA4152 2.00%	10/01/40	70,057,022	72,535,559
Fannie Mae 0.43%	06/25/48	36,878,325	36,955,408
Fannie Mae, Pool #BM5979 3.50%	09/01/45	11,320,198	12,344,562
Fannie Mae, Pool #FM2342 3.50%	12/01/46	6,392,483	6,974,934
Fannie Mae, Pool #MA3971 3.00%	03/01/50	6,263,165	6,460,509
Fannie Mae (01-40-Z) 6.00%	08/25/31	139,469	158,073
Fannie Mae (03-117-TG) (PAC) 4.75%	08/25/33	228,951	245,578
Fannie Mae (04-52-SW) (I/O) (I/F) 6.97% (-1 x 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	474,742	64,488
Fannie Mae (04-65-LT) 4.50%	08/25/24	536,446	560,033
Fannie Mae (04-68-LC) 5.00%	09/25/29	1,024,570	1,139,649
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	1,887,379	1,982,660
Fannie Mae (05-74-CP) (I/F) (PAC) 24.27% (-1 x 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	134,821	186,851
Fannie Mae (07-103-AI) (I/O) (I/F) 6.37% (-1 x 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	3,374,680	530,800
Fannie Mae (07-20-SI) (I/O) (I/F) 6.32% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	888,128	146,710

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (07-21-SE) (I/O) (I/F) 6.31% (-1 x 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	$718,999	$102,960
Fannie Mae (07-56-SG) (I/O) (I/F) 6.28% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	838,690	99,230
Fannie Mae (07-58-SV) (I/O) (I/F) 6.60% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	3,806,429	605,711
Fannie Mae (07-65-S) (I/O) (I/F) 6.47% (-1 x 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	633,964	91,702
Fannie Mae (07-88-FY) 0.59% (-1 x 1 mo. USD LIBOR + 0.460%)(2)	09/25/37	481,504	486,201
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	8,938,027	10,475,419
Fannie Mae (08-1-AI) (I/O) (I/F) 6.12% (-1 x 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	3,664,918	527,790
Fannie Mae (08-13-SB) (I/O) (I/F) 6.09% (-1 x 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	3,369,324	795,877
Fannie Mae (08-23-SB) (I/O) (I/F) 6.72% (-1 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	4,991,824	894,744
Fannie Mae (08-35-SD) (I/O) (I/F) 6.32% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	503,489	29,238
Fannie Mae (08-66-SG) (I/O) (I/F) 5.92% (-1 x 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	7,159,917	1,499,199
Fannie Mae (08-68-SA) (I/O) (I/F) 5.84% (-1 x 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	2,626,429	355,082
Fannie Mae (09-3-SH) (I/O) (I/F) 5.32% (-1 x 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	954,607	113,885
Fannie Mae (09-47-SV) (I/O) (I/F) 6.62% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	708,211	82,177
Fannie Mae (09-51-SA) (I/O) (I/F) 6.62% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	3,199,622	555,447
Fannie Mae (09-6-SD) (I/O) (I/F) 5.42% (-1 x 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	817,776	139,750
Fannie Mae (09-68-KB) 4.00%	09/25/24	2,067,728	2,161,022
Fannie Mae (09-71-LB) 4.00%	09/25/29	7,949,522	8,625,610
Fannie Mae (09-72-AC) 4.00%	09/25/29	10,224,907	11,125,245
Fannie Mae (09-72-JS) (I/O) (I/F) 7.12% (-1 x 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	549,456	146,106
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	20,115,188	20,857,644
Fannie Mae (11-111-DB) 4.00%	11/25/41	15,529,665	17,435,229
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	12,492,629
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	16,384,625	16,787,269
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	4,044,594	4,122,653
Fannie Mae (13-101-BO) (P/O) 0.00%(3)	10/25/43	5,313,092	4,934,760
Fannie Mae (13-101-CO) (P/O) 0.00%(3)	10/25/43	12,180,797	11,137,396
Fannie Mae (13-21-EC) (I/O) 2.00%	12/25/38	3,564,520	3,584,102
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	21,400,000	23,001,870
Fannie Mae (16-106-EF) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	01/25/47	19,265,831	19,437,863
Fannie Mae (16-63-AF) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	09/25/46	11,555,343	11,660,168
Fannie Mae (18-25-FA) 0.43% (1 mo. USD LIBOR + 0.300%)(2)	04/25/48	22,012,809	22,058,864
Fannie Mae (18-52 PZ) (PAC) 4.00%	07/25/48	3,135,320	3,451,568
Fannie Mae (18-55 PA) (PAC) 3.50%	01/25/47	8,824,519	9,167,842
Fannie Mae (19-57) 2.50%	10/25/49	14,344,609	14,966,872
Fannie Mae (20-10-FA) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	15,771,295	15,918,401
Fannie Mae (20-12-FL) 0.58% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	26,620,366	26,798,085
Fannie Mae (93-202-SZ) (I/F) (PAC) 10.00% (Prime+44.3)(2)	11/25/23	21,314	22,995
Fannie Mae (95-21-C) (P/O) 0.00%(3)	05/25/24	124,828	124,618
Fannie Mae (G92-29-J) 8.00%	07/25/22	2,642	2,707
Fannie Mae, Pool #254634 5.50%	02/01/23	27,122	30,228
Fannie Mae, Pool #257536 5.00%	01/01/29	921,858	1,028,360
Fannie Mae, Pool #310033 6.00%	07/01/47	416,350	497,166
Fannie Mae, Pool #555424 5.50%	05/01/33	2,237,250	2,573,771
Fannie Mae, Pool #661856 2.12% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	27,222	27,701
Fannie Mae, Pool #671133 2.29% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	67,808	69,246
Fannie Mae, Pool #687847 3.62% (12 mo. USD LIBOR + 1.632%)(2)	02/01/33	40,717	41,041
Fannie Mae, Pool #692104 2.29% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	366,575	376,920
Fannie Mae, Pool #699866 3.15% (12 mo. USD LIBOR + 1.573%)(2)	04/01/33	187,937	197,381
Fannie Mae, Pool #704454 3.01% (12 mo. USD LIBOR + 1.676%)(2)	05/01/33	51,323	52,610
Fannie Mae, Pool #728824 2.26% (12 mo. USD LIBOR + 1.639%)(2)	07/01/33	68,797	69,235
Fannie Mae, Pool #734384 5.50%	07/01/33	258,903	292,656

TCW Total Return Bond Fund SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #888593 7.00%	06/01/37	$290,675	$355,762
Fannie Mae, Pool #934103 5.00%	07/01/38	265,876	292,182
Fannie Mae, Pool #979563 5.00%	04/01/28	561,594	626,457
Fannie Mae, Pool #995040 5.00%	06/01/23	134,160	140,646
Fannie Mae, Pool #995425 6.00%	01/01/24	556,898	581,053
Fannie Mae, Pool #995573 6.00%	01/01/49	1,251,566	1,369,518
Fannie Mae, Pool #995953 6.00%	11/01/28	2,465,361	2,772,723
Fannie Mae, Pool #995954 6.00%	03/01/29	1,420,525	1,597,804
Fannie Mae, Pool #AA3303 5.50%	06/01/38	2,355,114	2,783,016
Fannie Mae, Pool #AB6210 3.00%	09/01/42	25,550,363	28,070,743
Fannie Mae, Pool #AE0588 6.00%	08/01/37	4,955,894	5,966,144
Fannie Mae, Pool #AL0851 6.00%	10/01/40	3,330,084	3,904,056
Fannie Mae, Pool #AL1594 6.00%	07/01/40	2,484,927	2,909,524
Fannie Mae, Pool #AL9106 4.50%	02/01/46	16,292,432	18,158,259
Fannie Mae, Pool #AS7241 3.50%	05/01/46	11,482,022	12,582,027
Fannie Mae, Pool #AS9454 4.00%	04/01/47	2,668,900	2,877,740
Fannie Mae, Pool #AS9749 4.00%	06/01/47	7,809,299	8,420,373
Fannie Mae, Pool #AS9830 4.00%	06/01/47	7,775,449	8,396,691
Fannie Mae, Pool #AS9972 4.00%	07/01/47	7,625,299	8,222,086
Fannie Mae, Pool #BN4316 4.00%	01/01/49	254,072	275,911
Fannie Mae, Pool #BN6264 4.00%	04/01/49	5,979,933	6,507,843
Fannie Mae, Pool #CA1540 4.00%	04/01/48	22,781,359	25,162,738
Fannie Mae, Pool #CA1710 4.50%	05/01/48	13,385,442	14,560,196
Fannie Mae, Pool #CA1711 4.50%	05/01/48	12,829,683	13,982,537
Fannie Mae, Pool #CA2208 4.50%	08/01/48	14,533,781	15,815,805
Fannie Mae, Pool #MA1561 3.00%	09/01/33	28,800,942	30,792,507
Fannie Mae, Pool #MA1584 3.50%	09/01/33	18,730,968	20,369,213
Fannie Mae, Pool #MA2871 3.00%	01/01/32	7,702,245	8,157,758
Fannie Mae, Pool #MA2995 4.00%	05/01/47	7,980,450	8,604,916
Fannie Mae, Pool #MA3248 3.50%	01/01/33	8,948,256	9,601,771
Fannie Mae, Pool #MA3313 3.50%	03/01/33	2,039,244	2,171,207
Fannie Mae, Pool #MA3340 3.50%	04/01/33	17,125,133	18,277,193
Fannie Mae, Pool #MA3427 4.00%	07/01/33	13,166,431	14,005,643
Freddie Mac (4896-DA) 3.00%	01/15/49	4,405,952	4,572,463
Freddie Mac (4648-FA) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	01/15/47	11,798,373	11,931,966
Freddie Mac (4929-FB) 0.60% (1 mo. USD LIBOR + 0.450%)(2)	09/25/49	20,744,898	20,885,688
Freddie Mac (4959-JF) 0.60% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	28,315,434	28,512,595
Freddie Mac , Pool #ZS4755 3.50%	02/01/48	3,310,502	3,527,505
Freddie Mac (1829-ZB) 6.50%	03/15/26	43,579	46,428
Freddie Mac (2367-ZK) 6.00%	10/15/31	99,017	113,294
Freddie Mac (2514-PZ) (PAC) 5.50%	10/15/32	1,466,224	1,668,646
Freddie Mac (2571-PZ) (PAC) 5.50%	02/15/33	3,424,758	3,870,512
Freddie Mac (2642-AR) 4.50%	07/15/23	162,146	168,243
Freddie Mac (2647-OV) (P/O) 0.00%(3)	07/15/33	604,092	533,435
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	1,343,231	1,451,808
Freddie Mac (2666-BD) 4.50%	08/15/23	368,046	382,504
Freddie Mac (2700-B) 4.50%	11/15/23	634,266	656,980
Freddie Mac (2752-GZ) (PAC) 5.00%	02/15/34	14,143,579	15,986,540
Freddie Mac (277-30) 3.00%	09/15/42	18,418,341	19,720,203
Freddie Mac (2882-JH) (PAC) 4.50%	10/15/34	20,572	20,679
Freddie Mac (2903-PO) (P/O) 0.00%(3)	11/15/23	119,124	117,477
Freddie Mac (3045-HZ) 4.50%	10/15/35	1,264,775	1,357,644
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	16,059,917	18,683,786
Freddie Mac (3114-KZ) 5.00%	02/15/36	11,491,939	13,217,146
Freddie Mac (3146-GE) 5.50%	04/15/26	2,639,485	2,865,695
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(3)	05/15/36	3,704,283	3,487,481
Freddie Mac (3315-S) (I/O) (I/F) 6.28% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	799,372	112,249
Freddie Mac (3376-SX) (I/O) (I/F) 5.91% (-1 x 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	2,230,661	397,231
Freddie Mac (3410-IS) (I/O) (I/F) 6.14% (-1 x 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	2,949,563	509,402
Freddie Mac (3424-BI) (I/O) (I/F) 6.67% (-1 x 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	3,313,756	849,913
Freddie Mac (3512-AY) 4.00%	02/15/24	2,498	2,514
Freddie Mac (3519-SH) (I/O) (I/F) 5.37% (-1 x 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	327,304	37,649

TCW Total Return Bond Fund SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac (3531-SC) (I/O) (I/F) 6.17% (-1 x 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	$4,759,300	$416,363
Freddie Mac (3541-SA) (I/O) (I/F) 6.62% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,373,564	347,097
Freddie Mac (3550-GS) (I/O) (I/F) 6.62% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	4,508,275	1,075,351
Freddie Mac (3551-VZ) 5.50%	12/15/32	1,900,937	2,199,463
Freddie Mac (3557-KB) 4.50%	07/15/29	3,607,663	3,865,382
Freddie Mac (3557-NB) 4.50%	07/15/29	8,285,645	8,953,602
Freddie Mac (3558-KB) 4.00%	08/15/29	3,965,330	4,294,591
Freddie Mac (3565-XB) 4.00%	08/15/24	3,999,355	4,173,030
Freddie Mac (3575-D) 4.50%	03/15/37	588,070	659,303
Freddie Mac (3626-MD) (PAC) 5.00%	01/15/38	5,457,153	5,550,699
Freddie Mac (3719-PJ) (PAC) 4.50%	09/15/40	20,025,406	22,579,245
Freddie Mac (3788-SB) (I/O) (I/F) 6.35% (-1 x 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	6,319,567	1,499,398
Freddie Mac (3885-PO) (P/O) (PAC) 0.00% (3)	11/15/33	1,433,452	1,354,419
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	12,016,029
Freddie Mac (4030-HS) (I/O) (I/F) 6.48% (-1 x 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	2,555,775	516,614
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,303,972
Freddie Mac (4846-PA) 4.00%	06/15/47	4,452,189	4,674,021
Freddie Mac (R002-ZA) 5.50%	06/15/35	3,169,456	3,675,256
Freddie Mac, Pool #A91162 5.00%	02/01/40	15,393,831	17,924,794
Freddie Mac, Pool #A92195 5.00%	05/01/40	4,596,525	5,346,884
Freddie Mac, Pool #C90552 6.00%	06/01/22	6,708	7,536
Freddie Mac, Pool #G01959 5.00%	12/01/35	84,410	98,114
Freddie Mac, Pool #G06173 4.00%	11/01/40	18,901,450	21,451,588
Freddie Mac, Pool #G07556 4.00%	11/01/43	5,814,405	6,599,046
Freddie Mac, Pool #G07786 4.00%	08/01/44	19,975,327	22,342,330
Freddie Mac, Pool #G07848 3.50%	04/01/44	48,368,246	53,797,653
Freddie Mac, Pool #G08687 3.50%	01/01/46	38,774,747	41,844,932
Freddie Mac, Pool #G08710 3.00%	06/01/46	2,054,221	2,182,048
Freddie Mac, Pool #G08716 3.50%	08/01/46	11,296,026	12,161,997
Freddie Mac, Pool #G08721 3.00%	09/01/46	44,572,233	47,345,796
Freddie Mac, Pool #G08833 5.00%	07/01/48	6,995,832	7,734,711
Freddie Mac, Pool #G08840 5.00%	08/01/48	1,198,608	1,325,272
Freddie Mac, Pool #G08843 4.50%	10/01/48	9,350,711	10,158,483
Freddie Mac, Pool #G08848 4.50%	11/01/48	4,702,845	5,113,928
Freddie Mac, Pool #G08849 5.00%	11/01/48	8,279,361	9,169,366
Freddie Mac, Pool #G12635 5.50%	03/01/22	5,365	5,378
Freddie Mac, Pool #G13390 6.00%	01/01/24	117,276	120,981
Freddie Mac, Pool #G16085 2.50%	02/01/32	4,876,925	5,227,048
Freddie Mac, Pool #G16258 2.50%	06/01/32	21,347,786	22,789,064
Freddie Mac, Pool #G16598 2.50%	12/01/31	4,428,148	4,719,775
Freddie Mac, Pool #G18592 3.00%	03/01/31	21,816,939	23,208,405
Freddie Mac, Pool #G18627 3.00%	01/01/32	12,707,874	13,518,371
Freddie Mac, Pool #G30194 6.50%	04/01/21	126	126
Freddie Mac, Pool #G30450 6.00%	01/01/29	891,098	1,001,746
Freddie Mac, Pool #G30452 6.00%	10/01/28	933,229	1,049,854
Freddie Mac, Pool #G30454 5.00%	05/01/29	1,225,335	1,370,362
Freddie Mac, Pool #G60238 3.50%	10/01/45	5,799,203	6,377,890
Freddie Mac, Pool #G60440 3.50%	03/01/46	41,376,808	45,508,012
Freddie Mac, Pool #G67700 3.50%	08/01/46	37,611,435	41,379,239
Freddie Mac, Pool #G67703 3.50%	04/01/47	61,479,944	67,561,977
Freddie Mac, Pool #G67705 4.00%	10/01/47	5,885,969	6,532,153
Freddie Mac, Pool #G67706 3.50%	12/01/47	41,503,357	45,556,370
Freddie Mac, Pool #G67707 3.50%	01/01/48	21,080,823	23,388,858
Freddie Mac, Pool #G67708 3.50%	03/01/48	54,859,598	59,844,629
Freddie Mac, Pool #G67709 3.50%	03/01/48	33,813,984	37,166,515
Freddie Mac, Pool #G67710 3.50%	03/01/48	37,400,797	40,542,005
Freddie Mac, Pool #G67717 4.00%	11/01/48	54,135,954	59,774,690
Freddie Mac, Pool #N70081 5.50%	07/01/38	2,425,878	2,754,238
Freddie Mac, Pool #P51350 5.00%	03/01/36	2,214,733	2,539,711
Freddie Mac, Pool #SD7511 3.50%	01/01/50	45,685,778	49,834,157
Freddie Mac, Pool #SD7513 3.50%	04/01/50	25,076,378	27,581,261
Freddie Mac, Pool #ZT1491 3.50%	11/01/48	14,946,800	16,299,334

TCW Total Return Bond Fund SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae (03-42-SH) (I/O) (I/F) 6.42% (-1 x 1 mo. USD LIBOR + 6.550%)(2)	05/20/33	$559,304	$103,072
Ginnie Mae (11-70-BO) (P/O) 0.00%(3)	05/20/41	6,232,385	5,648,485
Ginnie Mae (15-42-ZB) 3.00%	03/20/45	19,001,541	20,600,454
Ginnie Mae (15-43-DM) 2.50%	03/20/45	37,325,347	39,217,063
Ginnie Mae (15-44-Z) 3.00%	03/20/45	12,858,511	14,203,804
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	12,342,450	13,134,641
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	10,498,299	10,798,783
Ginnie Mae II, Pool #80963 2.25% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	98,827	102,527
Ginnie Mae II, Pool #MA2374 5.00%	11/20/44	406,546	463,961
Ginnie Mae II, Pool #MA2828 4.50%	05/20/45	280,887	315,373
Ginnie Mae II, Pool #MA3456 4.50%	02/20/46	1,518,896	1,701,782
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	41,133,741	44,232,794
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	20,129,898	21,646,503
Ginnie Mae II, Pool #MA3665 4.50%	05/20/46	2,417,623	2,681,121
Ginnie Mae II, Pool #MA3735 3.00%	06/20/46	156,759	166,821
Ginnie Mae II, Pool #MA3736 3.50%	06/20/46	15,794,603	16,984,583
Ginnie Mae II, Pool #MA3739 5.00%	06/20/46	4,402,994	5,029,394
Ginnie Mae II, Pool #MA3876 4.50%	08/20/46	153,061	169,743
Ginnie Mae II, Pool #MA3877 5.00%	08/20/46	2,004,445	2,291,909
Ginnie Mae II, Pool #MA4006 4.50%	10/20/46	71,944	79,785
Ginnie Mae II, Pool #MA4007 5.00%	10/20/46	4,542,412	5,188,563
Ginnie Mae II, Pool #MA4071 4.50%	11/20/46	333,238	374,088
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	53,991,193	57,456,577
Ginnie Mae II, Pool #MA4129 4.50%	12/20/46	110,141	123,477
Ginnie Mae II, Pool #MA4199 5.00%	01/20/47	4,445,596	5,089,948
Ginnie Mae II, Pool #MA4264 4.50%	02/20/47	12,223,701	13,456,651
Ginnie Mae II, Pool #MA4265 5.00%	02/20/47	3,828,549	4,373,339
Ginnie Mae II, Pool #MA4324 5.00%	03/20/47	4,366,675	4,977,689
Ginnie Mae II, Pool #MA4385 5.00%	04/20/47	914,138	1,024,383
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	711,457	784,781
Ginnie Mae II, Pool #MA4512 4.50%	06/20/47	30,664,553	33,671,305
Ginnie Mae II, Pool #MA4513 5.00%	06/20/47	2,773,211	3,059,024
Ginnie Mae II, Pool #MA4781 5.00%	10/20/47	3,324,419	3,698,336
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	17,077,101	18,160,557
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	18,120,936	19,628,934
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	13,050,935	13,937,225
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	1,244,177	1,345,876
Ginnie Mae II, Pool #MA4962 3.50%	01/20/48	15,874,814	16,952,873
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	11,430,583	12,343,127
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	1,330,215	1,442,564
Ginnie Mae II, Pool #MA5528 4.00%	10/20/48	9,679,399	10,447,166
Ginnie Mae II, Pool #MA6080 3.00%	08/20/49	851,728	874,895
Ginnie Mae II, Pool #MA6081 3.50%	08/20/49	3,266,546	3,360,042
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	12,035,217	12,458,011
Ginnie Mae II TBA, 30 Year
2.00%(6)	08/30/50	252,800,000	262,026,174
2.50%(6)	01/01/00	196,800,000	206,714,026
Uniform Mortgage-Backed Securities TBA, 15 Year
1.50%(6)	12/30/35	102,750,000	105,364,335
1.50%(6)	12/30/35	50,600,000	51,795,183
2.00%(6)	12/30/35	54,950,000	57,339,432
Uniform Mortgage-Backed Securities TBA, 30 Year 2.00%(6)	10/30/50	146,075,000	150,829,500
2.00%(6)	10/30/50	809,625,000	834,672,765
2.50%(6)	09/30/50	15,985,000	16,841,701
2.50%(6)	09/30/50	451,750,000	475,159,102

Total Residential Mortgage-Backed Securities—Agency (Cost: $4,415,899,429)			4,503,085,421

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—18.0%
ACE Securities Corp. (07-ASP1-A2C) 0.39% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	13,027,523	7,712,193
ACE Securities Corp. (07-ASP1-A2D) 0.51% (1 mo. USD LIBOR + 0.380%)(2),(7)	03/25/37	7,002,155	4,236,419
ACE Securities Corp. Home Equity Loan Trust (07-HE1-A1) 0.28% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	33,580,365	22,289,219
Adjustable Rate Mortgage Trust (04-5-3A1) 2.59%(4)	04/25/35	6,305	6,354
Argent Securities Trust (06-M1-A2C) 0.28% (1 mo. USD LIBOR + 0.150%)(2)	07/25/36	50,715,317	21,767,136
Argent Securities Trust (06-W4-A2C) 0.45% (1 mo. USD LIBOR + 0.320%)(2)	05/25/36	18,785,341	7,202,893
Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2) 0.82% (1 mo. USD LIBOR + 0.690%)(2)	11/25/35	24,000,000	19,610,054

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Asset-Backed Funding Certificates (07-NC1-A2) 0.43% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	$6,686,604	$6,429,308
Asset-Backed Funding Certificates (07-WMC1-A2A) 0.88% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	12,317,416	11,176,352
Banc of America Funding Corp. (04-B-3A1) 2.59%(4),(7)	12/20/34	197,542	182,606
Banc of America Funding Corp. (06-D-2A1) 3.50%(4),(7)	05/20/36	52,704	51,115
Banc of America Funding Corp. (06-D-3A1) 3.60%(4),(7)	05/20/36	2,227,702	2,140,775
Banc of America Funding Corp. (15-R8-1A1) 1.46%(1),(4)	11/26/46	2,629,613	2,610,098
Banc of America Funding Trust (06-3-4A14) 6.00%	03/25/36	542,927	573,791
Banc of America Funding Trust (06-3-5A3) 5.50%(7)	03/25/36	2,041,999	2,046,932
BCAP LLC Trust (06-AA2-A1) 0.30% (1 mo. USD LIBOR + 0.170%)(2)	01/25/37	15,108,077	15,471,487
BCAP LLC Trust (08-IND2-A1) 1.78% (1 mo. USD LIBOR + 1.650%)(2)	04/25/38	1,137,358	1,141,945
Bear Stearns Alt-A Trust (05-2-2A4) 3.11%(4)	04/25/35	2,230	2,254
Bear Stearns Alt-A Trust (05-4-23A1) 3.28%(4)	05/25/35	3,266,470	3,315,758
Bear Stearns Alt-A Trust (06-4-32A1) 3.25%(4)	07/25/36	390,763	259,654
Bear Stearns ARM Trust (04-12-1A1) 3.20%(4)	02/25/35	507,675	532,212
Bear Stearns ARM Trust (05-10-A3) 3.19%(4)	10/25/35	2,535,759	2,549,458
Bear Stearns ARM Trust (06-2-2A1) 3.41%(4),(7)	07/25/36	1,000,036	930,847
Bear Stearns ARM Trust (07-1-1A1) 3.66%(4)	02/25/47	16,061,929	15,661,818
Bear Stearns ARM Trust (07-1-2A1) 2.86%(4),(7)	02/25/47	144,550	141,440
Bear Stearns ARM Trust (07-5-3A1) 3.45%(4),(7)	08/25/47	785,948	772,948
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(4)	09/25/35	1,187,880	1,218,659
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(4)	09/25/35	2,539,889	2,593,900
Bear Stearns Mortgage Funding Trust (06-AR1-2A1) 0.35% (1 mo. USD LIBOR + 0.220%)(2)	08/25/36	13,056,051	12,106,287
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 0.31% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	392,066	345,649
BNC Mortgage Loan Trust (07-1-A4) 0.29% (1 mo. USD LIBOR + 0.160%)(2)	03/25/37	7,270,872	6,957,577
Chase Mortgage Finance Corp. (06-A1-2A1) 3.25%(4)	09/25/36	522,437	482,971
Chase Mortgage Finance Corp. (07-A1-8A1) 2.68% (4)	02/25/37	2,011,179	2,067,688
Chaseflex Trust (05-1-1A5) 6.50%(7)	02/25/35	2,759,330	2,645,521
CIM Trust (17-1-A3) 3.64% (1 X 3 mo. USD LIBOR + 3.50%)(1),(2)	01/25/57	29,596,000	30,706,347
CIM Trust (18-R2-A1) 3.69%(1),(4)	08/25/57	3,538,398	3,634,240
CIM Trust (18-R5-A1) 3.75%(1),(4)	07/25/58	19,311,121	19,688,387
CIM Trust (18-R6-A1) 1.22% (1 mo. USD LIBOR + 1.076%)(1),(2)	09/25/58	14,865,005	14,686,680
CIM Trust (19-R3-A) 2.63%(1),(4)	06/25/58	19,809,356	19,878,875
CIM Trust (20-NR1-A) 3.45%(1)	06/26/62	37,356,632	37,773,528
CIM Trust (20-R1-A1) 2.85%(1),(4)	10/27/59	29,113,452	25,095,673
CIM Trust (20-R3-A1A) 4.00%(1),(4)	01/26/60	25,221,806	24,631,772
CIM Trust (20-R4-A1A) 3.30%(1),(4)	06/25/60	27,702,589	27,956,749
CIM Trust (20-R6-A1A) 2.25%(1),(4)	12/25/60	19,023,858	19,168,315
CIM Trust (20-R7-A1A) 2.25%(1),(4)	12/27/61	32,731,153	33,206,347
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1) 5.50%	05/25/37	32,611	32,656
Citigroup Mortgage Loan Trust (06-HE3-A1) 0.27% (1 mo. USD LIBOR + 0.140%)(1),(2)	12/25/36	10,731,013	10,487,676
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 3.03% (4),(7)	07/25/36	2,691,585	2,151,255
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1),(7),(4)	10/25/36	2,723,577	2,098,640
CitiMortgage Alternative Loan Trust (07-A5-1A6) 6.00%	05/25/37	12,738,547	12,925,370
Conseco Finance Securitizations Corp. (00-4-A5) 7.97%	05/01/32	45,277,023	14,223,636
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	2,116,768	2,271,539
Countrywide Alternative Loan Trust (05-20CB-4A1) 5.25%(7)	07/25/20	2,688	2,685
Countrywide Alternative Loan Trust (05-84-1A1) 2.34%(4),(7)	02/25/36	132,367	106,267
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	358,453	362,501
Countrywide Alternative Loan Trust (06-HY12-A5) 3.24%(4)	08/25/36	7,846,777	8,342,761
Countrywide Alternative Loan Trust (07-19-1A34) 6.00%	08/25/37	13,536,885	9,950,464
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	4,307,174	4,479,601
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 0.73% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	7,990,739	6,672,303
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 2.72%(4)	09/20/35	22,806	19,593
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 3.43%(4)	09/25/47	5,362	5,013
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.01%(4),(7)	03/25/37	36,450	31,914

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	$27,477	$29,024
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%(7)	12/25/35	1,806,803	1,328,003
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%	01/25/36	6,609,614	3,062,015
Credit Suisse Mortgage Capital Certificates (15-5R-2A1) 0.47%(1),(4)	04/27/47	1,442,682	1,441,666
Credit Suisse Mortgage Trust (13-7R-4A1) 0.47% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	874,459	887,583
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2) 3.07%	01/25/36	3,369,494	2,755,329
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 0.29% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	24,096,216	20,533,437
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 0.36% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	14,540,094	9,024,573
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B) 3.82%	02/25/37	2,968,436	2,444,836
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C) 3.82%	02/25/37	10,210,849	8,408,838
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%(7)	10/25/21	1,222,560	953,950
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	1,455,206	1,443,536
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%(7)	03/25/37	5,500,037	4,324,081
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3) 0.63% (1 mo. USD LIBOR + 0.500%)(2)	02/25/35	5,919,932	5,750,727
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 0.51% (1 mo. USD LIBOR + 0.380%)(2),(7)	02/25/37	252,955	235,322
DSLA Mortgage Loan Trust (05-AR6-2A1A) 0.42% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	2,167,408	2,066,924
DSLA Mortgage Loan Trust (06-AR2-2A1A) 0.33% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	24,034,258	20,988,502
DSLA Mortgage Loan Trust (07-AR1-2A1A) 0.27% (1 mo. USD LIBOR + 0.140%)(2)	03/19/37	5,800,229	5,339,232
Fieldstone Mortgage Investment Corp. (07-1-2A2) 0.40% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	3,395,594	2,886,305
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 0.29% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	13,690,845	12,488,874
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D) 0.34% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	8,034,254	7,366,254
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 0.27% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	4,070,305	2,834,486
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 0.35% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	19,922,495	14,073,476
First Franklin Mortgage Loan Trust (06-FF12-A1) 0.24% (1 mo. USD LIBOR + 0.105%)(2)	09/25/36	8,638,948	8,371,572
First Franklin Mortgage Loan Trust (06-FF9-2A4) 0.63% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	5,068,000	4,013,006
First Franklin Mortgage Loan Trust (07-FF2-A1) 0.27% (1 mo. USD LIBOR + 0.140%)(2)	03/25/37	42,181,517	29,700,913
First Franklin Mortgage Loan Trust (07-FF2-A2C) 0.28% (1 mo. USD LIBOR + 0.150%)(2)	03/25/37	42,894,268	26,835,722
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 2.27%(4)	05/25/35	2,138,465	2,053,148
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 2.62%(4),(7)	09/25/35	2,026,288	1,891,581
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 2.51%(4),(7)	09/25/35	1,517,238	1,477,502
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 2.53%(4),(7)	01/25/37	6,797,934	6,197,337
Fremont Home Loan Trust (05-E-2A4) 0.79% (1 mo. USD LIBOR + 0.660%)(2)	01/25/36	12,968,946	12,670,947
Fremont Home Loan Trust (06-1-2A3) 0.49% (1 mo. USD LIBOR + 0.360%)(2)	04/25/36	1,101,206	1,094,335
GMAC Mortgage Loan Trust (05-AR5-2A1) 3.15%(4)	09/19/35	2,091,463	1,647,849
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 0.61% (1 mo. USD LIBOR + 0.480%)(2)	08/25/45	420,406	400,350
GSAA Home Equity Trust (05-7-AF5) 4.61%	05/25/35	254,585	258,805
GSR Mortgage Loan Trust (04-9-3A1) 3.07%(4)	08/25/34	1,500,426	1,500,057
GSR Mortgage Loan Trust (06-OA1-2A2) 0.65% (1 mo. USD LIBOR + 0.520%)(2)	08/25/46	53,852,340	32,744,043
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%(7)	05/25/37	7,037,658	6,262,884
GSR Mortgage Loan Trust (07-AR2-2A1) 3.06%(4)	05/25/37	2,173,103	1,760,495
GSR Mortgage Loan Trust (07-AR2-5A1A) 2.99%(4)	05/25/37	1,192,572	1,104,236
Harborview Mortgage Loan Trust (05-9-2A1A) 0.81% (1 mo. USD LIBOR + 0.680%)(2)	06/20/35	1,971,087	1,888,271
HarborView Mortgage Loan Trust (06-1-1A1A) 0.65% (1 mo. USD LIBOR + 0.520%)(2)	03/19/36	27,986,567	19,455,340

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
HarborView Mortgage Loan Trust (07-3-1A1A) 0.33% (1 mo. USD LIBOR + 0.200%)(2)	05/19/47	$12,276,850	$11,686,666
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	715,893	682,071
HSI Asset Securitization Corp. (06-HE2-1A) 0.39% (1 mo. USD LIBOR + 0.260%)(2)	12/25/36	41,592,375	22,071,385
HSI Asset Securitization Corp. (06-WMC1-A3) 0.43% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	28,738,126	17,208,364
Impac CMB Trust (04-5-1A1) 0.85% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	2,975	2,927
Impac CMB Trust (05-1-1A1) 0.65% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	796,999	772,600
Impac CMB Trust (05-5-A2) 0.57% (1 mo. USD LIBOR + 0.440%)(2)	08/25/35	3,791,738	3,810,603
Impac Secured Assets Trust (06-3-A1) 0.30% (1 mo. USD LIBOR + 0.170%)(2),(7)	11/25/36	6,014,334	5,354,023
Indymac Index Mortgage Loan Trust (04-AR4-2A) 2.96%(4)	08/25/34	3,494,655	3,633,900
Indymac Index Mortgage Loan Trust (04-AR9-4A) 3.08%(4)	11/25/34	411,596	414,058
Indymac Index Mortgage Loan Trust (05-AR17-3A1) 2.92%(4)	09/25/35	3,327,869	2,769,198
Indymac Index Mortgage Loan Trust (05-AR23-2A1) 2.90%(4)	11/25/35	2,317,055	2,210,835
Indymac Index Mortgage Loan Trust (05-AR23-6A1) 3.06%(4)	11/25/35	3,232,414	3,082,080
Indymac Index Mortgage Loan Trust (05-AR25-2A1) 3.02%(4)	12/25/35	1,808,472	1,791,575
Indymac Index Mortgage Loan Trust (05-AR7-2A1) 3.21%(4)	06/25/35	1,820,205	1,562,265
Indymac Index Mortgage Loan Trust (06-AR39-A1) 0.31% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	6,095,051	6,001,237
Indymac Index Mortgage Loan Trust (07-AR11-1A1) 3.02%(4)	06/25/37	15,715	15,368
Indymac Index Mortgage Loan Trust (07-AR5-2A1) 3.35%(4),(7)	05/25/37	11,415,151	10,841,733
Indymac Index Mortgage Loan Trust (07-AR7-1A1) 2.96%(4)	11/25/37	2,376,976	2,294,606
IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A) 0.53% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	10,841,029	10,019,117
JPMorgan Alternative Loan Trust (06-A2-5A1) 3.52%(4)	05/25/36	4,531,337	3,375,793
JPMorgan Alternative Loan Trust (06-A4-A8) 3.13%(4),(7)	09/25/36	758,088	771,688
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%	10/25/36	5,304,992	4,305,166
JPMorgan Mortgage Acquisition Trust (06-WMC4-A3) 0.25% (1 mo. USD LIBOR + 0.120%)(2)	12/25/36	30,409,202	19,876,792
JPMorgan Mortgage Trust (05-A6-7A1) 3.10%(4),(7)	08/25/35	207,932	193,873
JPMorgan Mortgage Trust (06-A2-5A3) 2.54%(4)	11/25/33	1,090,238	1,093,737
JPMorgan Mortgage Trust (06-A4-1A4) 3.49%(4),(7)	06/25/36	296,289	260,927
JPMorgan Mortgage Trust (06-A7-2A4R) 3.09%(4),(7)	01/25/37	13,821	13,009
JPMorgan Mortgage Trust (06-S2-2A2) 5.88%(7)	06/25/21	180,862	174,197
JPMorgan Resecuritization Trust Series (14-6-3A1) 0.57% (1 mo. USD LIBOR + 0.210%)(1),(2)	07/27/46	360,369	360,976
Lehman Mortgage Trust (06-4-4A1) 6.00%(7)	08/25/21	655,207	656,359
Lehman XS Trust (06-10N-1A3A) 0.34% (1 mo. USD LIBOR + 0.210%)(2)	07/25/46	10,383,024	10,423,249
Lehman XS Trust (06-12N-A31A) 0.33% (1 mo. USD LIBOR + 0.200%)(2)	08/25/46	3,302,953	3,225,402
Lehman XS Trust (06-9-A1B) 0.45% (1 mo. USD LIBOR + 0.320%)(2),(8)	05/25/46	85	—
Lehman XS Trust (06-GP2-3A1) 0.53% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	16,281,274	14,183,962
Lehman XS Trust (06-GP4-3A2A) 0.29% (1 mo. USD LIBOR + 0.160%)(2),(8)	08/25/46	3,577	—
Lehman XS Trust (06-GP4-3A5) 0.36% (1 mo. USD LIBOR + 0.225%)(2)	08/25/46	11,476,878	11,039,902
Lehman XS Trust (07-4N-1A1) 0.26% (1 mo. USD LIBOR + 0.130%)(2),(8)	03/25/47	79,707	—
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	4,753,482	4,650,535
MASTR Alternative Loans Trust (06-2-2A1) 0.53% (1 mo. USD LIBOR + 0.400%)(2),(7),(8)	03/25/36	65,954	4,996
MASTR Asset Securitization Trust (06-3-2A1) 0.58% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	33,682	6,869
MASTR Asset-Backed Securities Trust (06-AB1-A4) 6.22%	02/25/36	477,062	470,675
MASTR Asset-Backed Securities Trust (06-HE5-A3) 0.29% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	17,716,920	12,597,088
MASTR Seasoned Securitization Trust (04-1-4A1) 2.69% (4)	10/25/32	5,704	5,865
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 0.36% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	1,760,306	827,061
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 0.29% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	905,501	402,886
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 0.30% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	41,981,981	23,595,989
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 0.38% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	23,427,947	13,388,193

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 0.47% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	$5,981,708	$3,481,660
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 0.37% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	5,312,905	3,251,959
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 0.26% (1 mo. USD LIBOR + 0.130%)(2),(7)	06/25/37	2,376,407	1,688,526
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 0.29% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	30,635,441	18,887,063
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 2.52% (1-year Treasury Constant Maturity Rate + 2.400%)(2)	08/25/36	962,569	912,056
Mid-State Trust (05-1-A) 5.75%	01/15/40	2,282,738	2,478,177
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 1.09% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	576,491	569,459
Morgan Stanley Home Equity Loan Trust (06-2-A4) 0.69% (1 mo. USD LIBOR + 0.560%)(2)	02/25/36	1,829,917	1,829,700
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 5.76%	01/25/47	2,381,425	1,082,928
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 0.25% (1 mo. USD LIBOR + 0.120%)(2)	04/25/37	3,254,369	1,471,881
Morgan Stanley Resecuritization Trust (14-R2-2A) 2.72%(1),(4)	12/26/46	2,735,404	2,733,457
MortgageIT Trust (05-4-A1) 0.69% (1 mo. USD LIBOR + 0.560%)(2)	10/25/35	1,328,248	1,315,200
New Century Home Equity Loan Trust (06-1-A2B) 0.31% (1 mo. USD LIBOR + 0.180%)(2)	05/25/36	23,677,149	22,986,263
Nomura Resecuritization Trust (15-2R-1A1) 1.62% (12 mo. Monthly Treasury Average Index + 1.000%)(1),(2)	08/26/46	243,660	245,143
Nomura Resecuritization Trust (15-4R-2A1) 0.29% (1 mo. USD LIBOR + 0.306%)(1),(2)	10/26/36	575,467	579,997
Nomura Resecuritization Trust (15-5R-2A1) 2.97%(1),(4)	03/26/35	903,183	910,694
Nomura Resecuritization Trust (15-7R-2A1) 3.47%(1),(4)	08/26/36	235,754	236,338
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97%(4)	03/15/32	1,397,224	1,452,096
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61%(4)	03/15/30	3,590,570	2,897,162
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.40% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	14,302,182	14,003,157
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 0.45% (1 mo. USD LIBOR + 0.320%)(2)	09/25/37	18,971,409	11,556,422
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 0.96% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,914,593
Prime Mortgage Trust (06-1-1A1) 5.50%(7)	06/25/36	846,861	845,683
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	2,505,831	2,558,342
RAAC Series Trust (07-SP1-A3) 0.61% (1 mo. USD LIBOR + 0.480%)(2)	03/25/37	97,456	97,668
RALI Trust (05-QA13-2A1) 4.02%(4),(7)	12/25/35	505,202	464,398
RALI Trust (05-QA7-A21) 3.47%(4),(7)	07/25/35	1,677,703	1,618,009
RALI Trust (06-QA3-A1) 0.53% (1 mo. USD LIBOR + 0.400%)(2)	04/25/36	976,302	1,019,448
Residential Accredit Loans, Inc. (05-QA8-CB21) 3.60%(4),(7)	07/25/35	3,726,642	2,778,529
Residential Accredit Loans, Inc. (05-QS7-A1) 5.50%(7)	06/25/35	630,138	602,684
Residential Accredit Loans, Inc. (06-QA1-A21) 4.35%(4),(7)	01/25/36	13,266	11,295
Residential Accredit Loans, Inc. (06-QA10-A2) 0.31% (1 mo. USD LIBOR + 0.180%)(2),(7)	12/25/36	12,413,774	11,952,051
Residential Accredit Loans, Inc. (06-QA2-1A1) 0.38% (1 mo. USD LIBOR + 0.250%)(2),(7)	02/25/36	17,232	11,723
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.56%(4),(8)	08/25/36	29,550,247	602,352
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O) 0.35%(4),(8)	08/25/36	29,510,668	389,086
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%(7)	05/25/36	3,588,105	3,452,879
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.76%(4),(8)	06/25/36	38,636,627	884,037
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.70%(4),(8)	06/25/36	8,146,532	160,010
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.17%(4),(8)	01/25/37	2,028,954	12,596
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(4),(8)	01/25/37	15,466,994	161,175
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.35%(4),(8)	02/25/37	62,066,164	739,798
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.37%(4),(8)	03/25/37	7,564,194	95,925
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.27%(4),(8)	03/25/37	9,607,725	77,909
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%(7)	04/25/37	2,093,861	2,017,726
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.41%(4),(8)	06/25/37	15,332,092	290,751
Residential Asset Securitization Trust (07-A3-1A4) 5.75%	04/25/37	2,675,357	1,832,174
Residential Funding Mortgage Securities I (05-SA5-2A) 3.58%(4),(7)	11/25/35	13,609	12,997
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(7)	09/25/36	451,245	435,878
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%(7)	02/25/37	4,930,212	4,733,042
Residential Funding Mortgage Securities I (07-SA2-2A2) 3.99%(4)	04/25/37	14,674	13,359

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Saxon Asset Securities Trust (06-2-A2) 0.26% (1 mo. USD LIBOR + 0.130%)(2)	09/25/36	$64,098	$64,174
Saxon Asset Securities Trust (06-3-A3) 0.30% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	7,834,816	7,648,547
Saxon Asset Securities Trust (07-2-A2C) 0.37% (1 mo. USD LIBOR + 0.240%)(2)	05/25/47	13,637,983	11,461,932
Saxon Asset Securities Trust (07-2-A2D) 0.43% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	15,864,268	13,418,304
Securitized Asset Backed Receivables LLC Trust (06-WM4-A1) 0.32% (1 mo. USD LIBOR + 0.190%)(1),(2)	11/25/36	31,758,250	20,053,843
Securitized Asset Backed Receivables LLC Trust (07-BR2-A1) 0.31% (1 mo. USD LIBOR + 0.180%)(1),(2)	02/25/37	24,264,317	21,659,261
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 0.47% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	2,904,583	1,856,026
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 0.36% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	31,124,098	17,171,660
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 0.27% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	15,418,546	13,617,657
Sequoia Mortgage Trust (03-8-A1) 0.77% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	630,015	615,929
SG Mortgage Securities Trust (07-NC1-A2) 0.37% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	17,852,434	13,244,133
Soundview Home Equity Loan Trust (06-OPT4-2A4) 0.59% (1 mo. USD LIBOR + 0.460%)(2)	06/25/36	10,400,000	10,159,805
Soundview Home Equity Loan Trust (07-OPT3-2A4) 0.38% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,666,661
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 2.76%(4)	09/25/34	997,065	1,007,951
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 2.54%(4)	10/25/34	1,735,678	1,747,294
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 3.47%(4),(7)	03/25/36	327,000	298,527
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 3.07%(4),(7)	05/25/36	1,637,619	1,456,945
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 3.59%(4),(7)	06/25/36	2,547,111	2,451,477
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 2.74%(4)	02/25/37	1,923,592	1,389,131
Structured Asset Mortgage Investments II Trust (07-AR4-A5) 0.35% (1 mo. USD LIBOR + 0.220%)(2)	09/25/47	19,124,295	17,239,282
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%	02/25/35	10,055	10,189
SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 3.82%(4),(7)	04/25/37	127,295	93,680
SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 3.80%(4)	06/25/37	3,592	3,027
SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 2.76%(4)	01/25/37	387,333	397,537
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 0.61% (1 mo. USD LIBOR + 0.480%)(2)	08/25/36	6,650,902	3,392,360
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 2.82%(4)	01/25/35	3,607,832	3,734,166
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 0.71% (1 mo. USD LIBOR + 0.580%)(2)	10/25/45	4,575,790	4,542,204
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2) 1.95% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	368,750	360,771
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 3.13%(4)	12/25/35	923,325	931,684
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 2.79%(4)	01/25/36	1,245,690	1,248,476
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A) 0.75% (1 mo. USD LIBOR + 0.620%)(2)	01/25/45	143,224	139,929
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A) 0.77% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	7,695,284	7,659,859
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 1.57% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	9,997,245	9,946,383
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 1.46% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(7)	09/25/46	2,949,111	2,750,633
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 1.43% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	3,536,411	3,367,580
WaMu Mortgage Pass-Through Certificates Trust (05-AR11-A1A) 0.77% (1 mo. USD LIBOR + 0.640%)(2)	08/25/45	11,393,065	11,264,399
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 3.23%(4)	11/25/30	75,155	76,131
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(7)	02/25/36	745,734	720,469
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 0.73% (1 mo. USD LIBOR + 0.600%)(2),(7)	07/25/36	1,651,664	1,068,505
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 0.30% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	2,816,323	2,715,146

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 1.72% (11th District Cost of Funds + 1.250%)(2)	04/25/47		$1,283,249	$1,234,814
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 0.44% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37		3,438,087	3,341,872
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 0.69% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36		5,293,593	5,011,205
Washington Mutual Asset-Backed Certificates (07-HE2-2A1) 0.23% (1 mo. USD LIBOR + 0.100%)(2)	02/25/37		17,265,551	7,090,981
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 0.45% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37		5,521,000	5,002,808
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 3.18%(4),(7)	08/25/36		1,582,252	1,525,343
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1) 3.39%(4),(7)	08/25/37		120,761	118,206

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,240,791,806)				1,412,281,622

U.S. TREASURY SECURITIES—33.1%
U.S. Treasury Note
0.13%	11/30/22		544,540,000	544,699,534
0.13%	12/31/22		177,260,000	177,308,470
0.13%	01/31/23		325,575,000	325,657,663
0.38%	12/31/25		369,575,000	368,723,244
0.38%	01/31/26		631,290,000	629,520,892
0.88%	11/15/30		187,485,000	183,984,303
1.63%	11/15/50		389,274,000	370,114,420

Total U.S. Treasury Securities (Cost: $2,616,051,896)				2,600,008,526

Total Fixed Income Securities (Cost: $9,137,660,703)				9,387,329,196

		Shares
MONEY MARKET INVESTMENTS—3.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class 0.03%(9)			277,391,788	277,391,788

Total Money Market Investments (Cost: $277,391,788)				277,391,788

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—16.9%

Foreign Government Bonds — 2.9%
Japan Treasury Discount Bill
0.00%(3)	03/15/21	JPY	7,805,000,000	74,596,476
0.00%(3)	03/22/21	JPY	7,845,000,000	74,896,821
0.00%(3)	04/05/21	JPY	7,805,000,000	74,514,938

Total Foreign Government Bonds (Cost: $225,401,137)				224,008,235

U.S. GOVERNMENT AGENCY OBLIGATION—1.3% (Cost: $99,983,236)
Federal Home Loan Bank Discount Note 0.09%(10)	04/13/21		100,000,000	99,988,167

U.S. Treasury Securities—12.7%
U.S. Treasury Bill
0.02%(10)	02/04/21		$100,000,000	99,999,665
0.03%(10)	02/11/21		75,000,000	74,999,164
0.03%(10)	02/16/21		200,000,000	199,997,292
0.03%(10)	02/23/21		100,000,000	99,998,014
0.00%(10)	02/02/21		300,000,000	299,999,874
0.05%(10)	04/01/21		75,000,000	74,993,239
0.04%(10)	03/02/21		150,000,000	149,994,562

Total U.S. Treasury Securities (Cost: $999,961,352)				999,981,810

Total Short Term Investments (Cost: $1,325,345,725)				1,323,978,212

Total Investments (139.9%) (Cost: $10,740,398,216)				10,988,699,196

Liabilities In Excess Of Other Assets (-39.9%)				(3,136,109,169)

Net Assets (100.0%)				$7,852,590,027

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2021 (Unaudited) (cont’d)

FUTURES CONTRACTS
Number of Contracts	Type		Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,667	U.S. Ultra Long Bond Futures		03/22/21	577,531,295	$545,984,906	$(31,546,389)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Goldman Sachs & Co.	JPY	7,805,000,000	03/15/21	$74,997,958	$74,580,344	$417,614
Goldman Sachs & Co.	JPY	7,845,000,000	03/22/21	75,482,409	74,968,758	513,651
Goldman Sachs & Co.	JPY	7,805,000,000	04/05/21	75,223,840	74,598,631	625,209

				$225,704,207	$224,147,733	$1,556,474

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
TAC	Target Amortization Class.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $949,197,071 or 12.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2021.
(3)	Security is not accruing interest.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2021.
(10)	Rate shown represents yield-to-maturity.
(11)	Fund sells foreign currency, buys U.S. Dollar.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	January 31, 2021

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	57.3%
U.S. Treasury Securities	45.8
Residential Mortgage-Backed Securities—Non-Agency	18.0
Commercial Mortgage-Backed Securities—Non-Agency	5.8
Asset-Backed Securities	4.9
Money Market Investments	3.5
Foreign Government Bonds	2.9
U.S. Government Agency Obligations	1.3
Commercial Mortgage-Backed Securities—Agency	0.4
Other*	(39.9)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2021

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$386,655,753	$—	$386,655,753
Commercial Mortgage-Backed Securities—Agency	—	28,346,205	—	28,346,205
Commercial Mortgage-Backed Securities—Non-Agency	—	456,951,669	—	456,951,669
Residential Mortgage-Backed Securities—Agency	—	4,503,085,421	—	4,503,085,421
Residential Mortgage-Backed Securities—Non-Agency	—	1,408,862,987	3,418,635	1,412,281,622
U.S. Treasury Securities	2,600,008,526	—	—	2,600,008,526

Total Fixed Income Securities	2,600,008,526	6,783,902,035	3,418,635	9,387,329,196

Money Market Investments	277,391,788	—	—	277,391,788
Short-Term Investments	999,981,810	323,996,402	—	1,323,978,212

Total Investments	$3,877,382,124	$7,107,898,437	$3,418,635	$10,988,699,196

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,556,474	—	1,556,474

Total Investments	$3,877,382,124	$7,109,454,911	$3,418,635	$10,990,255,670

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(31,546,389)	$—	$—	$(31,546,389)

Total	$(31,546,389)	$—	$—	$(31,546,389)

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities traded over-the-counter (“OTC”) for which market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized in Level 2; otherwise, the fair values are categorized in Level 3.

Options and Swaption contracts. Option and swaption contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option and swaption contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option and swaption contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

The summary of the inputs used as of January 31, 2021 is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2020	$15,730,569	$108,147	$37,325	$3,614,535
Accrued Discounts (Premiums)	—	5,045	602	(218,034)
Realized Gain (Loss)	—	14	—	103,174
Change in Unrealized Appreciation (Depreciation)	765,270	(8,609)	12,201	22,784
Purchases	—	18	—	5,984
Sales	—	(32)	—	(109,808)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of January 31, 2021	$16,495,839	$104,583	$50,128	$3,418,635

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2021	$765,270	$(8,609)	$12,510	$22,134

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2021 are as follows:

Description	Fair Value at 1/31/21	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
TCW Emerging Markets Income Fund
Foreign Government Bonds	$16,495,839	Third-party Vendor	Vendor Prices	$9.70	$9.70
TCW Global Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$104,583	Third-party Vendor	Vendor Prices	$8.355	$8.355
TCW High Yield Bond Fund
Bank Loans	$50,128	Third-party Vendor	Vendor Prices	$88.3625 - 100.125	$91.14
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$4,996	Third-party Vendor	Vendor Prices	$7.575	$7.575
Residential Mortgage-Backed Securities—Non-Agency (Interest Only, Collateral Strip Rate Securities)	$3,413,639	Third-party Vendor	Vendor Prices	$0.621 -2.288	$1.567

.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2021, the following Funds had derivatives and transactions in derivatives, grouped in    the following risk categories:

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Core Fixed Income Fund

Asset Derivatives
Investments(1)	$—	$—	$199,594	$199,594
Forward Contracts	—	335,263	—	335,263

Total Value	$—	$335,263	$199,594	$534,857

Liability Derivatives
Futures Contracts(2)	$—	$—	$(141,776)	$(141,776)

Total Value	$—	$—	$(141,776)	$(141,776)

Notional Amounts(3)

Forward Currency Contracts	$—	$40,451,580	$—	$40,451,580
Futures Contracts	—	—	12	12
Swaption Purchased	—	—	6,580,000	6,580,000

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Emerging Markets Income Fund
Asset Derivatives
Investments(1)	$—	$124,034	$—	$124,034
Forward Contracts	—	371,295	—	371,295

Total Value	$—	$495,329	$—	$495,329

Liability Derivatives
Forward Contracts	$—	$(342,998)	$—	$(342,998)

Total Value	$—	$(342,998)	$—	$(342,998)

Number of Contracts, Notional Amounts or Shares/Units
Forward Currency Contracts	$28,552,335	$—	$—	$28,552,335
Options Purchased	$177,629,667	$—	$—	$177,629,667

TCW Emerging Markets Local Currency Income Fund
Investments(1)	$—	$8,212	$—	$8,212
Forward Contracts	—	401,460	—	401,460

Total Value	$—	$409,672	$—	$409,672

Liability Derivatives
Forward Contracts	$—	$(307,089)	$—	$(307,089)

Total Value	$—	$(307,089)	$—	$(307,089)

Notional Amounts(3)
Forward Currency Contracts	$—	$82,282,262	$—	$82,282,262
Options Purchased	—	9,488,333	—	9,488,333

TCW Enhanced Commodity Strategy Fund

Liability Derivatives
Swap Agreements	$(7,320)	$—	$—	$(7,320)

Total Value	$(7,320)	$—	$—	$(7,320)

Notional Amounts(3)
Swap Agreements	$1,262,413	$—	$—	$1,262,413

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Global Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$1,354	$1,354
Forward Contracts	—	34,376	—	34,376

Total Value	$—	$34,376	$1,354	$35,730

Liability Derivatives

Forward Contracts	$—	$(74,896)	$(505)	$(75,401)

Total Value	$—	$(74,896)	$(505)	$(75,401)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$15,038,924	$—	$15,038,924
Futures Contracts	—	—	17	17

TCW High Yield Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$73,292	$73,292

Total Value	$—	$—	$73,292	$73,292

Number of Contracts(3)

Futures Contracts	—	—	36	36

TCW Short Term Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$3,525	$3,525
Forward Contracts	—	2,257	—	2,257

Total Value	$—	$2,257	$3,525	$5,782

Liability Derivatives

Futures Contracts	$—	$—	$(295)	$(295)

Total Value	$—	$—	$(295)	$(295)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$192,596	$—	$192,596
Futures Contracts	—	—	5	5

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Total Return Bond Fund

Asset Derivatives

Forward Contracts	$—	$1,556,474	$—	$1,556,474

Total Value	$—	$1,556,474	$—	$1,556,474

Liability Derivatives

Futures Contracts(2)	$—	$—	$(31,546,389)	$(31,546,389)

Total Value	$—	$—	$(31,546,389)	$(31,546,389)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$188,092,288	$—	$188,092,288
Futures Contracts	—	—	5,118	5,118

(1)	Represents purchased options or swaptions, at value.
(2)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2021.

Note 2 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2021.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2021.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2021.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2021.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2021 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made,    and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended January 31, 2021 to help manage interest rate duration of those Funds. Futures contracts outstanding at January 31, 2021 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended January 31, 2021, the TCW Core Fixed Income Fund held purchased swaptions. During the period ended January 31, 2021, the TCW Emerging Markets Income Fund, and the TCW Emerging Markets Local Currency Income Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market-access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the    Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2021, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at January 31, 2021 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), (144A), 0.69%, due 09/15/39	7/15/16	$921	$1,473	0.11%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O), (144A), 1.30%, due 04/11/37	3/26/15	$0	$11,889	0.03%

TCW Short Term Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
UBS Commercial Mortgage Trust (12-C1-XA) (I/O), 2.06% , due 05/10/45	4/6/20	$8,216	$3,920	0.06%